                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                              File No. 333-38801
                                                              File No. 811-08457

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X

         Pre-Effective Amendment No.
                                    -----------

         Post-Effective Amendment No.    19                            X
                                     ----------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X

         Amendment No.     19
                      ------------

                         DELAWARE GROUP FOUNDATION FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

   2005 Market Street, Philadelphia, Pennsylvania                 19103-7094
--------------------------------------------------------------------------------
      (Address of Principal Executive Offices)                    (Zip Code)

Registrant's Telephone Number, including Area Code:            (800) 523-1918
                                                               --------------

      Richelle S. Maestro, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                         December 20, 2004

It is proposed that this filing will become effective:

            Immediately upon filing pursuant to paragraph (b)
-----------
            on (date) pursuant to paragraph (b)
-----------
            60 days after filing pursuant to paragraph (a) (1)
-----------
     X      on January 28, 2005 pursuant to paragraph (a)(1)
-----------
            75 days after filing pursuant to paragraph (a) (2)
-----------
            on (date) pursuant to paragraph (a)(2) of Rule 485
-----------

If appropriate:

             this post-effective amendment designates a new effective date for a ----------- previously filed post-effective amendment

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 19 to Registration File No. 333-38801 includes the following:


1. Facing Page

2. Contents Page

3. Part A - Prospectuses*

4. Part B - Statement of Additional Information*

5. Part C - Other Information

6. Signatures

                                                               December 20, 2004


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attn:  Mary Cole

         Re:      Delaware Group Foundation Funds
                  File Nos. 333-38801/811-08457

Ladies and Gentlemen:

         Enclosed is a letter requesting acceleration of Post-Effective Amendment No. 19 to the Fund's Registration Statement on Form N-1A. Please call me with any questions related to this request and to notify of the effectiveness of the post-effective amendment.


                                         Very truly yours,


                                         Cori E. Daggett
                                         ---------------------------------
                                         Cori E. Daggett
                                         Senior Counsel


:jr
Encls.

Delaware
Investments(SM)
-------------------
A member of Lincoln Financial Group(R)





December 20, 2004


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549
Attn:  Mary Cole, Esquire

         RE:      DELAWARE GROUP FOUNDATION FUNDS
                  FILE NOS. 333-38801/811-08457

Ladies and Gentlemen:

         Pursuant to Rule 461 of the Securities Act of 1933, we hereby request that the effective date of Post-Effective Amendment No. 19 to the Fund's Registration Statement on Form N-1A be accelerated to January 28, 2005.


                               Very truly yours,

                               DELAWARE GROUP FOUNDATION FUNDS


                               By:  David P. O'Connor
                                    ----------------------------------------
                                    David P. O'Connor, Vice President
                                    Associate General Counsel
                                    Assistant Secretary


                               DELAWARE DISTRIBUTORS, L.P.


                               By:  Richelle S. Maestro
                                    ----------------------------------------
                                    Richelle S. Maestro,
                                    Executive Vice President/General Counsel
                                    Secretary

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


STRUCTURED EQUITY PRODUCTS





PROSPECTUS JANUARY [__], 2005
--------------------------------------------------------------------------------

           DELAWARE FOUNDATION FUNDS
           DELAWARE GROWTH ALLOCATION PORTFOLIO
           CLASS A |X| CLASS B |X| CLASS C |X| CLASS R
           DELAWARE BALANCED ALLOCATION PORTFOLIO
           CLASS A |X| CLASS B |X| CLASS C |X| CLASS R
           DELAWARE INCOME ALLOCATION PORTFOLIO
           CLASS A |X| CLASS B |X| CLASS C |X| CLASS R



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PORTFOLIO PROFILES                                               page
Delaware Growth Allocation Portfolio
Delaware Balanced Allocation Portfolio
Delaware Income Allocation Portfolio

HOW WE MANAGE THE PORTFOLIOS                                     page
Our investment strategies
The securities we typically invest in
The risks of investing in the Portfolios

WHO MANAGES THE PORTFOLIOS                                       page
Investment manager
Portfolio managers
Who's who?

ABOUT YOUR ACCOUNT                                               page
Investing in the Portfolios
Choosing a share class
How to reduce your sales charge
How to buy shares
Retirement plans
How to redeem shares
Account minimums
Special services
Dividends, distributions and taxes

FINANCIAL HIGHLIGHTS                                             page

GLOSSARY                                                         page

PROFILE: DELAWARE GROWTH ALLOCATION PORTFOLIO

WHAT ARE THE PORTFOLIO'S GOALS?
The Delaware Growth Allocation Portfolio seeks long-term capital growth. Although the Portfolio will strive to meet its goals, there is no assurance that it will.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?
We invest primarily in shares of selected Delaware Investments Funds including equity funds and to a lesser extent, fixed-income funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Portfolio. In striving to meet its objective, the Portfolio will typically invest more of its assets in equity funds and securities than in fixed-income funds and securities. Typically, the Portfolio will invest between 10% and 30% of its assets in international funds or securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the Portfolio's investments. This Portfolio is subject to the same risks as the underlying Delaware Investments Portfolios that it invests in. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio would decline and the value of Portfolio shares could decline as well. To the extent that it invests in international funds or securities, the Portfolio will be affected by changes in currency exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.

Because the Portfolio may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, the underlying Delaware Investments Funds generally hold a broad mix of securities, which helps to lessen this risk.

For a more complete discussion of risk, please see "The risks of investing in the Portfolios" on page [__].

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE PORTFOLIO
o Investors who are in the earlier stage of wealth accumulation, generally with higher risk tolerance.
o Investors looking for the capital appreciation potential of the stock market and who have no need for current income.
o Investors who would like a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

WHO SHOULD NOT INVEST IN THE PORTFOLIO
o  Investors with short-term financial goals.
o  Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Portfolio is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS DELAWARE GROWTH ALLOCATION PORTFOLIO PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Portfolio. We show the returns for the Portfolio's Class A shares for the past seven calendar years as well as the average annual returns of all shares for one-year, five-year and lifetime periods. The Portfolio's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.

[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (CLASS A)]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

-------------------------------------------------------------------------
  1998       1999       2000       2001       2002       2003       2004
-------------------------------------------------------------------------

-------------------------------------------------------------------------

During the periods illustrated in this bar chart, Class A's highest quarterly return was [__]% for the quarter ended [date] and its lowest return was [__]% for the quarter ended [date].

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown below do include the sales charges.

                              AVERAGE ANNUAL RETURNS FOR PERIODS ENDING 12/31/04

-----------------------------------------------------------------------------------------------------------------
                                                                               1 year     5 years     Lifetime**
-----------------------------------------------------------------------------------------------------------------
Class A return before taxes
-----------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions
-----------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Portfolio shares
-----------------------------------------------------------------------------------------------------------------
Class B (if redeemed) return before taxes*
-----------------------------------------------------------------------------------------------------------------
Class C (if redeemed) return before taxes*
-----------------------------------------------------------------------------------------------------------------
Class R (if redeemed) return before taxes*
-----------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index
  (reflects no deduction for fees, expenses, or taxes)
-----------------------------------------------------------------------------------------------------------------

The Portfolio's returns are compared to the performance of the S&P 500 Composite Stock Index. You should remember that unlike the Portfolio, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. The index is not a perfect comparison for the Portfolio because the Portfolio may invest in fixed-income and international securities, which are not included in the index. Maximum sales charges are included in the Portfolio's returns above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be [__]%, [__]% and [__]% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be [__]%, [__]% and [__]% for the one-year, five-year and lifetime periods, respectively. Returns for Class R would be [__]% for the one-year period.
** Lifetime returns are shown if the Portfolio or Class existed for less than ten years. The inception date for Class A, Class B and Class C shares of the Portfolio was December 31, 1997. The inception date for Class R shares was June 2, 2003. The S&P 500 Composite Stock Price Index return shown is for the Portfolio's Class A lifetime.

WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Portfolio.

----------------------------------------------------------------------------------------------------
CLASS                                                  A          B           C          R
----------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a  5.75%      none        none       none
percentage of offering price
----------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a   none(1)    4.00%(2)    1.00%(3)   none
percentage of original purchase price or redemption
price, whichever is lower
----------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested      none       none        none       none
dividends
----------------------------------------------------------------------------------------------------
Redemption fees                                        none       none        none       none
----------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Portfolio's assets.

----------------------------------------------------------------------------------------------------
Management fees(4)
----------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees
----------------------------------------------------------------------------------------------------
Other expenses
----------------------------------------------------------------------------------------------------
Total annual fund operating expenses
----------------------------------------------------------------------------------------------------
Fee waivers and payments(6)
----------------------------------------------------------------------------------------------------
Net expenses
----------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Portfolio expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------------------------------------------
 CLASS(8)                  A             B               B            C                    C                      R
                                             (if redeemed)                      (if redeemed)
--------------------------------------------------------------------------------------------------------------------
1 year
--------------------------------------------------------------------------------------------------------------------
3 years
--------------------------------------------------------------------------------------------------------------------
5 years
--------------------------------------------------------------------------------------------------------------------
10 years
--------------------------------------------------------------------------------------------------------------------

This example is also based on a hypothetical investment of $10,000 with an annual 5% return over the time shown but assumes the net expenses of the Delaware Growth Allocation Portfolio noted above. In this example we have also included an estimate of the average aggregate total operating expenses of the Delaware Investments Funds as described on page [__], including any applicable fee waiver, if any. When the Portfolio invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------------------------------------------
 CLASS(8)                  A             B               B            C                    C                      R
                                             (if redeemed)                      (if redeemed)
--------------------------------------------------------------------------------------------------------------------
1 year
--------------------------------------------------------------------------------------------------------------------
3 years
--------------------------------------------------------------------------------------------------------------------
5 years
--------------------------------------------------------------------------------------------------------------------
10 years
--------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) [The investment manager has agreed to limit its management fee to no more than 0.10% of average daily net assets.]
(5) [Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor has contracted to limit the Class A shares 12b-1 fee through November 30, 2005 to no more than 0.25% of average daily net assets.]
(6) [The investment manager has contracted to waive fees and pay expenses through November 30, 2005 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.55% of average daily net assets.]
(7) [The Portfolio's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year period and total operating expenses without expense waivers for years two through ten.]

(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

PROFILE: DELAWARE BALANCED ALLOCATION PORTFOLIO

WHAT ARE THE PORTFOLIO'S GOALS?
The Delaware Balanced Allocation Portfolio seeks capital appreciation with current income as a secondary objective. Although the Portfolio will strive to meet its goals, there is no assurance that it will.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?
We invest primarily in shares of selected Delaware Investments Funds including equity, fixed-income and international funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Portfolio.

Under normal circumstances, the Portfolio will invest at least 25% of its net assets in equity securities and at least 25% of its net assets in fixed-income securities. This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Portfolio has the flexibility to invest more in equity funds and securities or more in fixed-income funds and securities, depending on market conditions. However, it will typically invest at least 25% in fixed-income securities or fixed-income funds. The Portfolio will typically invest between 5% and 20% of its assets in international funds and securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the Portfolio's investments. This Portfolio is subject to the same risks as the underlying Delaware Investments Funds that it invests in. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio will decline and the Portfolio's share value could decline as well. To the extent that it invests in international funds or securities, the Portfolio will be affected by changes in currency exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.

Because the Portfolio may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, the underlying Delaware Investments Funds generally hold a broad mix of securities, which helps to lessen this risk.

For a more complete discussion of risk, please see "The risks of investing in the Portfolios" on page [__].

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE PORTFOLIO
o Investors who are in the wealth accumulation phase, generally with moderate risk tolerance.
o Investors looking for the capital appreciation potential of the stock market and the income potential of the bond market.
o Investors who would like a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

WHO SHOULD NOT INVEST IN THE PORTFOLIO
o  Investors with short-term financial goals.
o  Investors whose primary goal is high current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Portfolio is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS DELAWARE BALANCED ALLOCATION PORTFOLIO PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Portfolio. We show the returns for the Portfolio's Class A shares for the past seven calendar years as well as the average annual returns of all shares for one-year, five-year and lifetime periods. The Portfolio's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.

[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (CLASS A)]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

-------------------------------------------------------------------------------
   1998        1999      2000          2001        2002       2003         2004
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

During the periods illustrated in this bar chart, Class A's highest quarterly return was [__]% for the quarter ended [date] and its lowest return was [__]% for the quarter ended [date].

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns for the Portfolio shown in the table shown below do include the sales charges.

                          AVERAGE ANNUAL RETURNS FOR THE PERIODS ENDING 12/31/04

-----------------------------------------------------------------------------------------------------------------------------
                                                                                  1 year       5 years       Lifetime**
-----------------------------------------------------------------------------------------------------------------------------
Class A return before taxes
-----------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions
-----------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Portfolio shares
-----------------------------------------------------------------------------------------------------------------------------
Class B (if redeemed) return before taxes*
-----------------------------------------------------------------------------------------------------------------------------
Class C (if redeemed) return before taxes*
-----------------------------------------------------------------------------------------------------------------------------
Class R (if redeemed) return before taxes*
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index
  (reflects no deduction for fees, expenses, or taxes)
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
  (reflects no deduction for fees, expenses, or taxes)
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio's returns are compared to the performance of the S&P 500 Composite Stock Index and the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Portfolio, the indices are unmanaged and don't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Neither index is a perfect comparison to Delaware Balanced Allocation Portfolio since the S&P 500 does not include fixed-income securities and the Lehman Brothers Aggregate Bond Index does not include stocks. Maximum sales charges are included in the Portfolio's returns above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be [__]%, [__]% and [__]% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be [__]%, [__]% and [__]% for the one-year, five-year and lifetime periods, respectively. Returns for Class R would be [__]% for the one-year period.
** Lifetime returns are shown if the Portfolio or Class existed for less than ten years. The inception date for Class A, Class B and Class C shares of the Portfolio was December 31, 1997. The inception date for Class R shares was June 2, 2003. Both the S&P 500 Composite Stock Price Index return and the Lehman Brothers Aggregate Bond Index return shown are for the Portfolio's Class A lifetime.

WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Portfolio.

-----------------------------------------------------------------------------------------------------
CLASS                                                  A          B            C          R
-----------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a  5.75%      none         none       none
percentage of offering price
-----------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a   None(1)    4.00%(2)     1.00%(3)   none
percentage of original purchase price or redemption
price, whichever is lower
-----------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested      none       none         none       none
dividends
-----------------------------------------------------------------------------------------------------
Redemption fees                                        none       none         none       none
-----------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Portfolio's assets.

-----------------------------------------------------------------------------------------------------
Management fees(4)
-----------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees
-----------------------------------------------------------------------------------------------------
Other expenses
-----------------------------------------------------------------------------------------------------
Total annual fund operating expenses
-----------------------------------------------------------------------------------------------------
Fee waivers and payments(6)
-----------------------------------------------------------------------------------------------------
Net expenses
-----------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Portfolio expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-------------------------------------------------------------------------------------------------------------
 CLASS(8)           A              B                    B             C                    C               R
                                             (if redeemed)                      (if redeemed)
-------------------------------------------------------------------------------------------------------------
1 year
-------------------------------------------------------------------------------------------------------------
3 years
-------------------------------------------------------------------------------------------------------------
5 years
-------------------------------------------------------------------------------------------------------------
10 years
-------------------------------------------------------------------------------------------------------------

This example is also based on a hypothetical investment of $10,000 with an annual 5% return over the time shown but assumes the net expenses of the Delaware Balanced Allocation Portfolio noted above. In this example we have also included an estimate of the average aggregate total operating expenses of the Delaware Investments Funds as described on page [__], including any applicable fee waiver, if any. When the Portfolio invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-------------------------------------------------------------------------------------------------------------
 CLASS(8)           A              B                    B             C                    C               R
                                             (if redeemed)                      (if redeemed)
-------------------------------------------------------------------------------------------------------------
1 year
-------------------------------------------------------------------------------------------------------------
3 years
-------------------------------------------------------------------------------------------------------------
5 years
-------------------------------------------------------------------------------------------------------------
10 years
-------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) [The investment manager has agreed to limit its management fee to no more than 0.10% of average daily net assets.]
(5) [Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor has contracted to limit the Class A shares 12b-1 fee through November 30, 2005 to no more than 0.25% of average daily net assets.]
(6) [The investment manager has contracted to waive fees and pay expenses through November 30, 2005 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.55% of average daily net assets.]
(7) [The Portfolio's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year period and total operating expenses without expense waivers for years two through 10.]

(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

PROFILE: DELAWARE INCOME ALLOCATION PORTFOLIO

WHAT ARE THE PORTFOLIO'S GOALS?
The Delaware Income Allocation Portfolio seeks a combination of current income and preservation of capital with capital appreciation. Although the Portfolio will strive to meet its goals, there is no assurance that it will.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?
We invest primarily in shares of selected Delaware Investments Funds including fixed-income and equity funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Portfolio. In striving to meet its objective, the Portfolio would typically have a larger percentage of its assets allocated to fixed-income funds and securities (generally at least 45%) than to equity funds and securities (generally at least 20%). The Portfolio may allocate up to 10% to international funds and securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the Portfolio's investments. This Portfolio is subject to the same risks as the underlying Delaware Investments Funds that it invests in. Therefore, to the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio will decline and the Portfolio's share value could decline as well. To the extent that it invests in equity funds, it will be affected by declines in stock prices. Because the Portfolio may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, the underlying Delaware Investments Funds generally hold a broad mix of securities, which helps to lessen this risk.

For a more complete discussion of risk, please see "The risks of investing in the Portfolios" on page [__].

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE PORTFOLIO
o Investors who are in the wealth preservation phase, generally with lower risk tolerance.
o Investors in the pre-retirement or retirement phase, looking for an increase in income.
o Investors who want a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

WHO SHOULD NOT INVEST IN THE PORTFOLIO
o  Investors with short-term financial goals.
o  Investors whose primary goal is capital appreciation.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Portfolio is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS DELAWARE INCOME ALLOCATION PORTFOLIO PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Portfolio. We show the returns for the Portfolio's Class A shares for the past seven calendar year as well as the average annual returns of all shares for one-year, five-year and lifetime periods. The Portfolio's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.

[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (CLASS A)]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

---------------------------------------------------------------------------
    1998       1999       2000       2001       2002       2003       2004
---------------------------------------------------------------------------

---------------------------------------------------------------------------

During the periods illustrated in this bar chart, Class A's highest quarterly return was [__]% for the quarter ended [date] and its lowest return was [__]% for the quarter ended [date].

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown below do include the sales charges.

                              AVERAGE ANNUAL RETURNS FOR PERIODS ENDING 12/31/04

-----------------------------------------------------------------------------------------------------------------------------
                                                                                      1 year     5 year      Lifetime**
-----------------------------------------------------------------------------------------------------------------------------
Class A return before taxes
-----------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions
-----------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Portfolio shares
-----------------------------------------------------------------------------------------------------------------------------
Class B (if redeemed) return before taxes*
-----------------------------------------------------------------------------------------------------------------------------
Class C (if redeemed) return before taxes*
-----------------------------------------------------------------------------------------------------------------------------
Class R (if redeemed) return before taxes*
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
  (reflects no deduction for fees, expenses, or taxes)
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio's returns are compared to the performance of the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Portfolio, the index is unmanaged and doesn't include the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. In addition, the index is not a perfect comparison to the Portfolio because the Portfolio invests in a variety of asset classes, not represented in the index, including equity securities, international securities and high-yielding corporate bonds. Maximum sales charges are included in the Portfolio's returns above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be [__]%, [__]% and [__]% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be [__]%, [__]% and [__]% for the one-year, five-year and lifetime periods, respectively. Returns for Class R would be [__]% for the one-year period.
** Lifetime returns are shown if the Portfolio or Class existed for less than ten years. The inception date for Class A, Class B and Class C shares of the Portfolio was December 31, 1997. The inception date for Class R shares was June 2, 2003. The Lehman Brothers Aggregate Bond Price Index return shown is for the Portfolio's Class A lifetime.

WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Portfolio.

----------------------------------------------------------------------------------------------------
CLASS                                                  A          B           C          R
----------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a  5.75%      none        none       none
percentage of offering price
----------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a   none(1)    4.00%(2)    1.00%(3)   none
percentage of original purchase price or redemption
price, whichever is lower
----------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested      none       none        none       none
dividends
----------------------------------------------------------------------------------------------------
Redemption fees                                        none       none        none       none
----------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Portfolio's assets.

----------------------------------------------------------------------------------------------------
Management fees(4)
----------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees
----------------------------------------------------------------------------------------------------
Other expenses
----------------------------------------------------------------------------------------------------
Total annual fund operating expenses
----------------------------------------------------------------------------------------------------
Fee waivers and payments(6)
----------------------------------------------------------------------------------------------------
Net expenses
----------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Portfolio expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-----------------------------------------------------------------------------------------------------------
 CLASS(8)           A              B                    B             C                    C             R
                                             (if redeemed)                      (if redeemed)
-----------------------------------------------------------------------------------------------------------
1 year
-----------------------------------------------------------------------------------------------------------
3 years
-----------------------------------------------------------------------------------------------------------
5 years
-----------------------------------------------------------------------------------------------------------
10 years
-----------------------------------------------------------------------------------------------------------

This example is also based on a hypothetical investment of $10,000 with an annual 5% return over the time shown but assumes the net expenses of the Delaware Income Allocation Portfolio noted above. In this example we have also included an estimate of the average aggregate total operating expenses of the Delaware Investments Funds as described on page [__], including any applicable fee waiver, if any. When the Portfolio invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-----------------------------------------------------------------------------------------------------------
 CLASS(8)           A              B                    B             C                    C             R
                                             (if redeemed)                      (if redeemed)
-----------------------------------------------------------------------------------------------------------
1 year
-----------------------------------------------------------------------------------------------------------
3 years
-----------------------------------------------------------------------------------------------------------
5 years
-----------------------------------------------------------------------------------------------------------
10 years
-----------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) [The investment manager has agreed to limit its management fee to no more than 0.10% of average daily net assets.]
(5) [Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor has contracted to limit the Class A shares 12b-1 fee through November 30, 2005 to no more than 0.25% of average daily net assets.]
(6) [The investment manager has contracted to waive fees and pay expenses through November 30, 2005 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.55% of average daily net assets.]
(7) [The Portfolio's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.]

(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

INDIRECT EXPENSES PAID BY THE PORTFOLIOS

Because the Portfolios invest primarily in other Delaware Investments Funds, they will be shareholders of those funds. Like all shareholders, the Portfolios will indirectly bear a proportionate share of any management fees and other expenses of the funds a Portfolio holds. These fees, which are deducted from the underlying funds before their share prices are calculated, are in addition to the fees and expenses described in each Portfolio profile. Depending on which funds are held in each Portfolio, the fees will vary over time. However, in order to give you an idea of what these fees might be, we have calculated an average expense ratio for each Portfolio, based on the expense ratios of the Delaware Investments Funds for each of their most recent fiscal years and each Portfolio's allocations as of December 31, 2004. Based on these hypothetical calculations, the combined average expense ratio of the Delaware Investments Funds that is borne indirectly by each of the Portfolios, including any applicable fee waiver, if any, would have been as follows:

                Growth Allocation Portfolio         [__]%
                Balanced Allocation Portfolio       [__]%
                Income Allocation Portfolio         [__]%

Expenses will differ depending on how the Portfolios allocate assets among the Delaware Investments Funds.

HOW WE MANAGE THE PORTFOLIOS

OUR INVESTMENT STRATEGIES
In order to meet the changing needs of investors throughout their lives, Delaware Foundation Funds offers three different portfolios with varying levels of income and growth potential and corresponding variations in risk. From the most conservative (the Delaware Income Allocation Portfolio) to the moderate (the Delaware Balanced Allocation Portfolio) to the most aggressive (the Delaware Growth Allocation Portfolio), each Portfolio relies on active asset allocation and invests in a range of Delaware Investments mutual funds as it strives to attain its objective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Each Portfolio is a type of mutual fund known as a fund-of-funds. A fund-of-funds typically invests in other mutual funds rather than individual securities. The potential benefits of such a strategy are three-fold:

1. An extra layer of diversification through shared ownership in the individual securities held by the underlying funds;
2. Access to the investment expertise of multiple portfolio managers and analysts who work on the individual underlying funds; and
3.  A professional portfolio manager who makes asset allocation decisions.

We offer the Portfolios because we determined that a fund-of-funds was an efficient way to provide active asset allocation services to meet the needs of investors at various stages of their life and wealth accumulation efforts. Our active asset allocation strategy begins with an evaluation of three key factors:

o the expected return of specific asset classes such as equities or fixed-income securities;
o the expected volatility or degree to which returns of each asset class have varied from one period to the next; and
o the correlation of various asset classes, that is, the degree to which two asset classes move up or down together.

After using this information to determine how much of each Portfolio will be allocated to a particular asset class, we then select specific Delaware Investments Funds for the portfolio. We have identified a select group of funds that suit the allocation strategies of the Portfolios and have grouped them into four broad asset classes.

The Delaware Investments Funds we typically invest in are listed below in their respective asset classes. Groupings are approximate and based on the core strategy of each individual fund. Management may add or delete funds from this list without shareholder approval.

         DELAWARE INVESTMENTS FUNDS AVAILABLE TO THE PORTFOLIOS

         U.S. EQUITIES
         Delaware Growth Opportunities Fund                    Delaware REIT Fund
            (formerly Delaware DelCap Fund)
         Delaware Diversified Growth Fund                      Delaware Select Growth Fund
         Delaware Diversified Value Fund                       Delaware Small Cap Value Fund
                                                               Delaware Trend Fund
                                                               Delaware U.S. Growth Fund


         INTERNATIONAL EQUITIES
         Delaware Emerging Markets Fund                        Delaware International Small Cap Value Fund
         Delaware International Value Equity Fund

         FIXED-INCOME
         Delaware American Government Bond Fund                Delaware High-Yield Opportunities Fund
         Delaware Corporate Bond Fund                          Delaware Limited-Term Government Fund
         Delaware Delchester Fund
         Delaware Extended Duration Bond Fund

         MONEY MARKET
         Delaware Cash Reserve

Once we select appropriate investments for each Portfolio, we continually monitor the market and economic environments, the risk/reward profiles of each asset class and the performance of individual funds and actively adjust each Portfolio, striving to meet its investment objective.

The Portfolios' investment objectives are non-fundamental. This means the Board of Trustees may change an objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change became effective.

THE SECURITIES WE TYPICALLY INVEST IN

----------------------------------------------------------------------------------------------------------------------------------
                    SECURITIES                                                     HOW WE USE THEM
---------------------------------------------------- -----------------------------------------------------------------------------
                                                     DELAWARE GROWTH          DELAWARE BALANCED          DELAWARE INCOME
                                                     ALLOCATION PORTFOLIO     ALLOCATION PORTFOLIO       ALLOCATION PORTFOLIO
---------------------------------------------------- ------------------------ -------------------------- -------------------------
U.S. EQUITY FUNDS OR U.S. EQUITY SECURITIES  May     45% to 75% of Assets     35% to 65% of Assets       20% to 50% of Assets
include Delaware Investments Funds in the equity
asset class or individual equity securities.
                                                     -----------------------------------------------------------------------------
                                                     Each Portfolio may invest in one or more of the mutual funds listed below.
---------------------------------------------------- -----------------------------------------------------------------------------
Delaware Growth Opportunities Fund                   Delaware Growth Opportunities Fund seeks long-term capital growth. It invests primarily in common stocks of medium-sized companies believed to have growth potential.
---------------------------------------------------- -----------------------------------------------------------------------------
Delaware Diversified Growth Fund                     Delaware Diversified Growth Fund seeks capital appreciation. It invests primarily in large companies believed to have growth potential.
---------------------------------------------------- -----------------------------------------------------------------------------
Delaware Diversified Value Fund                      Delaware Diversified Value Fund seeks capital appreciation with current income as a secondary objective. It invests primarily in dividend-paying stocks and income-producing securities that are convertible into common stocks.
---------------------------------------------------- -----------------------------------------------------------------------------
Delaware REIT Fund                                   Delaware REIT Fund seeks maximum long-term total return, with capital appreciation as a secondary objective. It invests primarily in real estate investment trusts (REITs) and other companies that are principally engaged in the real estate industry.
---------------------------------------------------- -----------------------------------------------------------------------------
Delaware Select Growth Fund                          Delaware Select Growth Fund seeks long-term capital appreciation, which the
                                                     Fund attempts to achieve by investing primarily in equity securities of companies of all sizes believed to have the potential for high earnings growth.
---------------------------------------------------- -----------------------------------------------------------------------------
Delaware Small Cap Value Fund                        Delaware Small Cap Value Fund seeks capital appreciation. It invests primarily in small cap companies that are believed to be undervalued.
---------------------------------------------------- -----------------------------------------------------------------------------
Delaware Trend Fund                                  Delaware Trend Fund seeks capital appreciation by investing primarily in securities of emerging or other growth-oriented companies. It focuses on small companies that are believed to be responsive to changes in the marketplace and that have the fundamental characteristics to support continued growth.
---------------------------------------------------- -----------------------------------------------------------------------------
Delaware U.S. Growth Fund                            Delaware U.S. Growth Fund seeks maximum capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.
---------------------------------------------------- ------------------------ -------------------------- -------------------------
FIXED-INCOME FUNDS OR FIXED-INCOME SECURITIES  May   5% to 35% of Assets      25% to 55% of Assets       45% to 75% of Assets
include Delaware Investments Funds in the
fixed-income asset class or individual fixed-income
securities.
                                                     -----------------------------------------------------------------------------
                                                     Each Portfolio may invest in one or more of the mutual funds listed below.
---------------------------------------------------- -----------------------------------------------------------------------------
Delaware American Government Bond Fund               Delaware American Government Bond Fund seeks high current income consistent with safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities.
---------------------------------------------------- -----------------------------------------------------------------------------
Delaware Corporate Bond Fund                         Delaware Corporate Bond Fund seeks total return. It invests primarily in investment grade corporate bonds of intermediate duration (between four and seven years).
---------------------------------------------------- -----------------------------------------------------------------------------
Delaware Delchester Fund                             Delaware Delchester Fund seeks as high a level of current income as is consistent with providing reasonable safety. It invests primarily in high-yield, higher risk corporate bonds, commonly known as "junk bonds."
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                    SECURITIES                                                     HOW WE USE THEM
---------------------------------------------------- -----------------------------------------------------------------------------
                                                     DELAWARE GROWTH          DELAWARE BALANCED          DELAWARE INCOME
                                                     ALLOCATION PORTFOLIO     ALLOCATION PORTFOLIO       ALLOCATION PORTFOLIO
---------------------------------------------------- ------------------------ -------------------------- -------------------------
Delaware Extended Duration Bond Fund                 Delaware Extended Duration Bond Fund seeks with total return. It invests primarily in investment grade corporate bonds of relatively longer duration
                                                     (between eight and eleven years).

---------------------------------------------------- -----------------------------------------------------------------------------
Delaware High-Yield Opportunities Fund               Delaware High-Yield Opportunities Fund seeks with total return and, as a secondary objective, high current income. It invests primarily in high-yield, higher risk corporate bonds, commonly known as "junk bonds."
---------------------------------------------------- -----------------------------------------------------------------------------
Delaware Limited-Term Government Fund                Delaware Limited-Term Government Fund seeks a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity. It invests primarily in short and intermediate-term fixed-income securities issued or guaranteed by the U.S. government as well as instruments backed by those securities.

----------------------------------------------------------------------------------------------------------------------------------

                                                                              19

----------------------------------------------------------------------------------------------------------------------------------
THE SECURITIES WE TYPICALLY INVEST IN                 HOW WE USE THEM
----------------------------------------------------- ----------------------------------------------------------------------------
                                                      DELAWARE GROWTH          DELAWARE BALANCED          DELAWARE INCOME
                                                      ALLOCATION PORTFOLIO     ALLOCATION PORTFOLIO       ALLOCATION PORTFOLIO
----------------------------------------------------- ------------------------ -------------------------- ------------------------
MONEY MARKET FUNDS OR MONEY MARKET SECURITIES May     0-35% of Assets          0-35% of Assets            0-35% of Assets
include Delaware Cash Reserve Fund, a money market
fund, individual money market securities or
repurchase agreements.
----------------------------------------------------- ----------------------------------------------------------------------------
Delaware Cash Reserve                                 Delaware Cash Reserve seeks maximum current income, while preserving principal and maintaining liquidity. As a money market fund, it invests in highly liquid money market instruments.
----------------------------------------------------- ----------------------------------------------------------------------------
REPURCHASE AGREEMENTS: An agreement between a         The Portfolios may use overnight repurchase agreements to invest cash
buyer, such as a Portfolio, and seller of             prior to investing it in other funds or securities, or for temporary
securities in which the seller agrees to buy the      defensive purposes. A Portfolio will only enter into repurchase agreements
securities back within a specified time at the same   in which the collateral is comprised of U.S. government securities.
price the buyer paid for them, plus an amount equal
to an agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to cash.
----------------------------------------------------- ------------------------ -------------------------- ------------------------
INTERNATIONAL EQUITY FUNDS OR INTERNATIONAL EQUITY    10%-30% of Assets        5% to 20% of Assets        0-10% of Assets
SECURITIES
May include Delaware Investments Funds in the
international equity asset class or individual
international equity securities.
                                                      ----------------------------------------------------------------------------
                                                      Each Portfolio may invest in one or more of the mutual funds listed below.
----------------------------------------------------- ----------------------------------------------------------------------------
Delaware Emerging Markets Fund                        Delaware Emerging Markets Fund seeks long-term capital appreciation. It invests primarily in equity securities of companies located in under-developed, emerging market countries.
----------------------------------------------------- ----------------------------------------------------------------------------
Delaware International Value Equity Fund              Delaware International Equity Fund seeks long-term growth without undue risk to principal. It invests primarily in equity securities of companies located in developed or emerging companies that provide the potential for capital appreciation and income that are believed to be undervalued.
----------------------------------------------------- ----------------------------------------------------------------------------
Delaware International Small Cap Value Fund           Delaware International Small Cap Value Fund seeks long-term capital appreciation. It invests primarily in equity securities of small companies located in developed countries that are believed to be undervalued.

----------------------------------------------------------------------------------------------------------------------------------

                                                                              20

----------------------------------------------------------------------------------------------------------------------------------
THE SECURITIES WE TYPICALLY INVEST IN                 HOW WE USE THEM
----------------------------------------------------- ----------------------------------------------------------------------------
                                                      DELAWARE GROWTH          DELAWARE BALANCED          DELAWARE INCOME
                                                      ALLOCATION PORTFOLIO     ALLOCATION PORTFOLIO       ALLOCATION PORTFOLIO
----------------------------------------------------- ------------------------ -------------------------- ------------------------
OTHER TYPES OF SECURITIES which may be held by the
Portfolios.
------------------------------------------------------ ----------------------------------------------------------------------------
OPTIONS AND FUTURES: Options represent a right to
buy or sell a security or group of securities at an   We might use options or futures to gain exposure to a particular market agreed upon price at a future date. The purchaser of  segment without purchasing individual funds or securities in that
an option may or may not choose to go through with    segment. We might use this approach if we had excess cash that we wanted
the transaction.                                      to invest quickly or to make an investment without disrupting one of the other Delaware Investments Funds.
Futures contracts are agreements for the purchase or
sale of a security or group of securities at a        We might also use options or futures to neutralize the effect of potential
specified price, on a specified date. Unlike an       price declines without selling securities.
option, a futures contract must be executed unless
it is sold before the settlement date.                Use of these strategies can increase the operating costs of the Portfolios and can lead to loss of principal.
Options and futures are generally considered to be
derivative securities.
-----------------------------------------------------------------------------------------------------------------------------------

BORROWING FROM BANKS
The Portfolios may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Portfolios being unable to meet their investment objectives.

TEMPORARY DEFENSIVE POSITIONS
The Portfolios are permitted to make temporary investments in bonds, cash or cash equivalents and may allocate 100% of their net assets to Delaware Cash Reserve in response to unfavorable market conditions. To the extent that a Portfolio holds these securities, it may be unable to achieve its objective.

PORTFOLIO TURNOVER
[Though we anticipate that each of the Portfolios will have an annual portfolio turnover of less than 100%, some of the funds that the Portfolios may invest in have turnover rates greater than 100%. A turnover rate of 100% would occur if a fund sold and replaced securities valued at 100% of its net assets within one year. High turnover rates in the individual funds held by the Portfolios could result in increased transaction costs and tax liability for investors.]

MORE ABOUT THE PORTFOLIOS

GUIDELINES FOR PURCHASING AND REDEEMING SHARES OF OTHER DELAWARE INVESTMENTS
FUNDS

Following is important information about how the Portfolios operate, which you should consider when evaluating the Portfolios.

o Each Portfolio will invest in the institutional class shares of certain Delaware Investments Funds. When investing in Delaware Cash Reserve, Class A will be used. This means the Portfolios will pay no sales charges or 12b-1 distribution fees on the shares that they purchase.

o Each Portfolio will indirectly bear a share of fees and expenses that apply to the institutional classes of the Delaware Investments Funds they hold.

o Any performance reported for the Portfolios will include the impact of all fund expenses whether they are related to the Portfolios or the underlying funds they invest in.

o We have adopted Asset Allocation Guidelines for our purchase and sale of other Delaware Investments Funds. If the manager of the Portfolios anticipates that a purchase or redemption will disrupt the investment strategies of another fund, the manager will confer with the portfolio managers of that fund to determine how to minimize adverse affects on both funds. Such steps might include staggering the timing and amounts of the transactions. As a result, the Portfolios might not be able to purchase or redeem shares of other Delaware Investments Funds in the exact manner they would like to. This could decrease the total return or increase the volatility of each Portfolio.

o Because many Delaware Investments Funds are managed independently by different individuals or investment teams, there is no overall coordination of purchases and sales of individual securities. Therefore, it is possible that one of the funds held by a Portfolio or the Portfolios themselves might be acquiring securities at the same time another is selling them. This could increase transaction costs.

THE RISKS OF INVESTING IN THE PORTFOLIOS
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Portfolios you should carefully evaluate the risks. Because of the nature of the Portfolios, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Portfolios. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------------------------------------------------------------------------
                     RISKS                                 DEGREE TO WHICH THE PORTFOLIOS ARE SUBJECT TO THIS RISK AND
                                                                        HOW WE STRIVE TO MANAGE THE RISK
------------------------------------------------- ------------------------------------------------------------------------------
                                                  DELAWARE GROWTH           DELAWARE BALANCED         DELAWARE INCOME
                                                  ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO
------------------------------------------------- ------------------------------------------------------------------------------
MARKET RISK is the risk that all or a majority    Most of the underlying Delaware Investments Funds and the Portfolios
of the securities in a certain market -- like     themselves are subject to this risk. In all Portfolios, we generally
the stock or bond market -- will decline in       maintain a long-term investment approach and focus on securities we believe
value because of factors such as economic         can appreciate over an extended time frame regardless of interim market
conditions, future expectations or investor       fluctuations. Though we may hold securities for any amount of time, we
confidence.                                       generally do not trade for short-term purposes.

                                                  Each Portfolio may hold a substantial part of its assets in cash or cash equivalents as a temporary, defensive strategy.
------------------------------------------------- ------------------------------------------------------------------------------
INDUSTRY AND SECURITY RISK is the risk that the   Most of the underlying Delaware Investments Funds and the Portfolios
value of securities in a particular industry or   themselves are subject to this risk. The underlying funds generally hold a
the value of an individual stock or bond will     number of different securities spread across various sectors. The Portfolios
decline because of changing expectations for      also follow a rigorous selection process before choosing securities and
the performance of that industry or for the       continuously monitor them while they remain invested.  Delaware REIT Fund is
individual company issuing the stock.             particularly sensitive to changes in the real estate market.  This combined with the fact that the Portfolios will hold at least four different Delaware
                                                  Investments Funds, typically representing different asset classes, should help to reduce industry and security risk.
------------------------------------------------- ------------------------------------------------------------------------------
SMALL COMPANY RISK is the risk that prices of     Delaware Growth Opportunities Fund, Delaware Select Growth Fund, Delaware
smaller companies may be more volatile than       Small Cap Value Fund, Delaware Trend Fund and Delaware International Small
larger companies because of limited financial     Cap Value Fund are all subject to this risk. These Funds maintain resources or dependence on narrow product lines.  well-diversified portfolios, select stocks carefully and monitor them continuously.  In determining the asset allocation for the Portfolios, the manager will evaluate the current risk and reward potential of small-cap stocks and make allocation decisions accordingly.

                                                  The Growth Allocation     The Balanced Allocation   The Income Allocation
                                                  Portfolio will            Portfolio will have       Portfolio will generally
                                                  generally have            moderate exposure to      have less exposure to
                                                  significant exposure to   this risk.                this risk due to its
                                                  this risk, due to its                               reduced emphasis on
                                                  greater emphasis on                                 equity securities.
                                                  equities.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                     RISKS                                 DEGREE TO WHICH THE PORTFOLIOS ARE SUBJECT TO THIS RISK AND
                                                                        HOW WE STRIVE TO MANAGE THE RISK
------------------------------------------------- ------------------------------------------------------------------------------
                                                  DELAWARE GROWTH           DELAWARE BALANCED         DELAWARE INCOME
                                                  ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO
------------------------------------------------- ------------------------------------------------------------------------------
INTEREST RATE RISK is the risk that securities    For Delaware Investments Funds investing primarily in fixed-income
will decrease in value if interest rates rise.    securities this is generally the most significant risk. In striving to
The risk is generally associated with bonds;      manage this risk, managers of Delaware fixed-income funds will typically
however, because smaller companies often borrow   monitor economic conditions and the interest rate environment.  They will
money to finance their operations, they may be    also usually keep the average maturity of a fund as short as is prudent, in
adversely affected by rising interest rates.      keeping with the individual fund's investment objective.

                                                  The Delaware Investments Funds listed on page 13 that are subject to small company risk may also be subject to this risk. The managers of these Funds consider the potential effect that rising interest rates might have on a stock before the stock is purchased.

                                                  The Growth Allocation     The Balanced Allocation   For the Income
                                                  Portfolio will            Portfolio will            Allocation Portfolio,
                                                  generally have moderate   generally have moderate   this is a significant
                                                  exposure to this risk     exposure to this risk.    risk due to its
                                                  due to its lesser         Though it will have a     substantial allocation
                                                  emphasis on               fixed-income allocation   to fixed-income funds
                                                  fixed-income funds and    and holdings of small     and securities.
                                                  securities. Though it     companies, these may be
                                                  will have holdings of     balanced by equity
                                                  small companies, these    holdings of larger
                                                  may be balanced by        companies.
                                                  equity holdings of
                                                  larger companies.
------------------------------------------------- ------------------------------------------------------------------------------
CREDIT RISK is the risk that a bond's issuer      Each of the Delaware Investments Funds investing primarily in fixed-income
might be unable to make timely payments of        securities is subject to some degree of credit risk. This is less
interest and principal.                           substantial for high-quality, government-oriented funds like Delaware
                                                  American Government Bond Fund and Delaware Limited-Term Government Fund and
Investing in so-called "junk" or "high-yield"     more significant for funds that invest in lower quality bonds such as
bonds entails greater risk of principal loss      Delaware Delchester Fund, Delaware High-Yield Opportunities Fund and to some
than the risk involved in investment grade        extent, Delaware Emerging Markets Fund.
bonds.

                                                  For the Growth            For the Balanced          For the Income
                                                  Allocation Portfolio,     Allocation Portfolio,     Allocation Portfolio,
                                                  this is a less            this is a moderate        this may be a
                                                  significant risk due to   risk. Though it           significant risk because
                                                  its reduced emphasis on   probably will invest in   the Portfolio may have a
                                                  fixed-income securities.  Delaware Delchester       substantial allocation
                                                                            Fund or Delaware          to Delaware Delchester
                                                                            High-Yield                Fund or Delaware
                                                                            Opportunities Fund,       High-Yield Opportunities
                                                                            these holdings may be     Fund.
                                                                            balanced by an equity
                                                                            allocation or better
                                                                            quality bond holdings.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                     RISKS                                 DEGREE TO WHICH THE PORTFOLIOS ARE SUBJECT TO THIS RISK AND
                                                                        HOW WE STRIVE TO MANAGE THE RISK
------------------------------------------------- ------------------------------------------------------------------------------
                                                  DELAWARE GROWTH           DELAWARE BALANCED         DELAWARE INCOME
                                                  ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO
------------------------------------------------- ------------------------------------------------------------------------------
PREPAYMENT RISK is the risk that the principal    Prepayment risk can be a significant risk to funds that have a large
on a bond you own will be prepaid prior to        percentage of holdings in mortgage securities. Among the funds available to
maturity at a time when interest rates are        the Portfolios, these include the Delaware American Government Bond Fund and
lower than what that bond was paying. A fund      the Delaware Limited-Term Government Fund. In order to manage this risk,
would then have to reinvest that money at a       when we think interest rates are low or that rates will be declining,
lower interest rate.                              managers of these funds typically look for mortgage securities that they believe are less likely to be prepaid.  The Portfolios will be more or less subject to this risk depending on how much they have allocated to these
                                                  Delaware Investments Funds.

                                                  For the Growth            For the Balanced          For the Income
                                                  Allocation Portfolio      Allocation Portfolio      Allocation Portfolio,
                                                  there is low exposure     there is relatively low   this could be a
                                                  to this risk due to a     exposure to this risk,    significant risk due to
                                                  reduced emphasis on the   due to its balanced       its greater focus on the
                                                  fixed-income asset        approach and allocation   fixed-income asset class.
                                                  class.                    to equity securities.
------------------------------------------------- ------------------------------------------------------------------------------
FUTURES AND OPTIONS RISK is the possibility       Each of the Portfolios and many of the Delaware Investments Funds may use
that a fund may experience a loss if it employs   options and futures for defensive purposes, such as to protect gains in the
an options or futures strategy related to a       portfolio without actually selling a security, or to gain exposure to a
security or a market index and that security or   particular market segment without purchasing individual securities in the
index moves in the opposite direction from what   segment. We will generally not use futures and options for speculative
the manager anticipated.  Futures and options     reasons.
also involve additional expenses, which could
reduce any benefit or increase any loss that
fund gains from using the strategy.
------------------------------------------------- ------------------------------------------------------------------------------
FOREIGN RISK is the risk that foreign             Many of the Delaware Investments Funds invest some or all of their assets in
securities may be adversely affected by           foreign securities.  Though each of the Portfolios may invest in
political instability, changes in currency        international funds or international securities, they only may invest a
exchange rates, inefficient markets, foreign      limited portion of their net assets in international funds as described
economic conditions, lack of information or       below.  Holding both international and domestic securities in a
inadequate regulatory and accounting standards.   well-allocated portfolio may actually help to reduce overall portfolio risk since these types of securities may experience different performance cycles.

                                                  The Growth Allocation     The Balanced Allocation   The Income Allocation
                                                  Portfolio has moderate    Portfolio has moderate    Portfolio has low
                                                  exposure to this risk,    exposure to this risk,    exposure to this risk
                                                  since international       since international       because international
                                                  holdings may range from   holdings may range from   holdings are limited to
                                                  10% to 30% of net         5% to 20% of net assets.  10% of net assets.
                                                  assets.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                     RISKS                                 DEGREE TO WHICH THE PORTFOLIOS ARE SUBJECT TO THIS RISK AND
                                                                        HOW WE STRIVE TO MANAGE THE RISK
------------------------------------------------- ------------------------------------------------------------------------------
                                                  DELAWARE GROWTH           DELAWARE BALANCED         DELAWARE INCOME
                                                  ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO
------------------------------------------------- ------------------------------------------------------------------------------
EMERGING MARKETS RISK is the possibility that     Delaware International Value Equity Fund and Delaware Emerging Markets Fund
the risks associated with international           are subject to this risk. Each Fund carefully selects securities within
investing will be greater in emerging markets     emerging markets and strives to consider all relevant risks associated with
than in more developed foreign markets because,   an individual company. When deciding how much to allocate to these Funds,
among other things, emerging markets may have     the Portfolios manager will consider whether the potential rewards of less stable political and economic environments.  investing in these Funds outweigh the potential risks.

                                                  The Growth Allocation     The Balanced Allocation   The Income Allocation
                                                  Portfolio has moderate    Portfolio has moderate    Portfolio has low
                                                  exposure to this risk,    exposure to this risk,    exposure to this risk
                                                  since international       since international       because international
                                                  holdings may range from   holdings may range from   holdings are limited to
                                                  10% to 30% of net         5% to 20% of net assets.  10% of net assets.
                                                  assets.
------------------------------------------------- ------------------------------------------------------------------------------
CURRENCY RISK is the risk that the value of a     Each of the Delaware Investments Funds investing in primarily foreign
fund's investments may be negatively affected     securities is subject to this risk and may try to hedge currency risk by
by changes in foreign currency exchange rates.    purchasing foreign currency exchange contracts.  By agreeing to purchase or
Adverse changes in exchange rates may reduce or   sell foreign securities at a pre-set price on a future date, the Delaware
eliminate any gains produced by investments       Investments Funds strive to protect the value of the securities they own
that are denominated in foreign currencies and    from future changes in currency rates.  The Delaware Investments Funds will
may increase any losses.                          use forward currency exchange contracts only for defensive measures, not to enhance portfolio returns.  However, there is no assurance that a strategy such as this will be successful.

                                                  The Growth Allocation     The Balanced Allocation   The Income Allocation
                                                  Portfolio has moderate    Portfolio has moderate    Portfolio has minimal
                                                  exposure to this risk,    exposure to this risk,    exposure to this risk
                                                  since international       since international       because international
                                                  holdings may range from   holdings may range from   holdings are limited to
                                                  10% to 30% of net         5% to 20% of net assets.  10% of net assets.
                                                  assets.
------------------------------------------------- ------------------------------------------------------------------------------
NON-DIVERSIFIED RISK: Non-diversified funds       Each of the Portfolios, as well as several of the Delaware Investments Funds
have the flexibility to invest as much as 50%     they may hold, are non-diversified funds subject to this risk. Nevertheless,
of their assets in as few as two issuers          we typically hold shares of at least four different Delaware Investments
provided no single issuer accounts for more       Funds, which in turn hold a number of securities representing a variety of
than 25% of the portfolio.  The remaining 50%     different issuers or industry sectors. Though we are technically subject to
of the portfolio must be diversified so that no   non-diversified risk, we do not believe it will have a substantial impact on
more than 5% of a fund's assets is invested in    the Portfolios.
the securities of a single issuer. When a fund
invests its assets in fewer issuers, the value
of fund shares may increase or decrease more
rapidly than if the fund were fully diversified.
------------------------------------------------- ------------------------------------------------------------------------------
LIQUIDITY RISK is the possibility that            Each of the Portfolios' exposure to illiquid securities is limited to 15% of
securities cannot be readily sold within seven    net assets.  For each of the Delaware Investments Funds, exposure to
days at approximately the price that a fund has   illiquid securities is limited to 10% to 15% of net assets.
valued them.
--------------------------------------------------------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIOS

INVESTMENT MANAGER
The Portfolios are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company manages each Portfolio's assets by allocating a Portfolio's assets among the Delaware Investments Funds. The management services include monitoring the Delaware Investments Funds in order to determine whether they are investing their assets in a manner that is consistent with the asset classes targeted for investment by each Portfolio. Delaware Management Company also oversees the Portfolios' direct investment in securities, manages the Portfolios' business affairs and provides daily administrative services. For these services, no fees were paid to the manager for the last fiscal year due to expense limitations in effect for the Portfolios.

PORTFOLIO MANAGERS

Patrick P. Coyne assumed primary responsibility for making day-to-day investment decisions for the Portfolios on May 7, 2004. When making investment decisions for each Portfolio, Mr. Coyne regularly consults with Christopher S. Adams, Scott E. Decatur, Robert E. Ginsberg, Francis X. Morris and Donald G. Padilla.

PATRICK P. COYNE, Executive Vice President/Managing Director/Head of Equity Investments, holds a magna cum laude degree in European History and Classics from Harvard University and an MBA in Finance from the University of Pennsylvania's Wharton School of Business. He began his career with Kidder, Peabody & Co., where he managed the firm's trading desk for four years. In 1989 he joined Delaware Investments, where he now heads up the equity investment department while co-managing mutual funds and nuclear decommissioning accounts. Mr. Coyne is a member of the Municipal Bond Club of Philadelphia.

CHRISTOPHER S. ADAMS, Vice President/Portfolio Manager and Senior Equity Analyst, is a member of the portfolio construction group within the Delaware Structured Products Team. He performs analysis and research to support the portfolio management function. He joined Delaware Investments in 1995 after several years' experience in the financial services industry in the U.S. and U.K. Mr. Adams holds both a bachelor's and master's degrees in history and economics from Oxford University, England and received a MBA with dual majors in finance and insurance/risk management from the Wharton School of Business at the University of Pennsylvania. He is a CFA charterholder. Mr. Adams is a member of AIMR and a Director of the Financial Analysts of Philadelphia.

ROBERT E. GINSBERG, Vice President/Portfolio Manager and Senior Equity Analyst, is a member of the portfolio construction group within the Delaware Structured Products Team. He performs analysis and research to support the portfolio management function. He joined Delaware Investments in 1997 from Andersen Consulting, where he was a consultant working primarily with financial services companies. Mr. Ginsberg graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a degree in economics with a concentration in finance. He also received his MBA at the Wharton School. Mr. Ginsberg is a CFA charterholder. He is a member of AIMR and the Philadelphia Society of Financial Analysts.

FRANCIS X. MORRIS, Director of Fundamental Research/Senior Portfolio Manager, holds a bachelor's degree in finance from Providence College in Rhode Island and an MBA from Widener University in Pennsylvania. He has been managing mutual fund portfolios at Delaware Investments since 1999 and institutional equity portfolios at Delaware Investments since 1997. He has 22 years of investment management experience. Mr. Morris came to Delaware Investments from PNC Asset Management where he served as a securities analyst, portfolio manager and Director of Equity Research. He is past president of the Financial Analysts of Philadelphia.

DONALD G. PADILLA, Vice President/Equity Analyst II, is a member of the portfolio construction group within the Delaware Structured Products Team. He performs analysis and research to support the portfolio management function. He joined Delaware Investments in 1994 as an Assistant Controller responsible for treasury functions, including managing corporate cash investments, developing financial models and the financial operations of the Lincoln Life 401k annuities segment. Prior to joining Delaware Investments in 1994, Mr. Padilla worked for ten years at The Vanguard Group. Mr. Padilla received a BS degree in Accounting from Lehigh University. He is a CFA charterholder. He is a member of AIMR and the Philadelphia Society of Financial Analysts.

WHO'S WHO?

This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments Funds and the Portfolios.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         BOARD OF TRUSTEES
INVESTMENT MANAGER                                                                             CUSTODIAN
Delaware Management Company                                                                    JP Morgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                    THE FUNDS                       Brooklyn, NY 11245

                                   DISTRIBUTOR                             SERVICE AGENT
                                   Delaware Distributors, L.P.             Delaware Service Company, Inc.
                                   2005 Market Street                      2005 Market Street
                                   Philadelphia, PA 19103-7094             Philadelphia, PA 19103-7094


                                   FINANCIAL INTERMEDIARY WHOLESALER
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
PORTFOLIO MANAGERS
(see page 23 for details)
                                                         FINANCIAL ADVISORS
                                                            SHAREHOLDERS

BOARD OF TRUSTEES A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Portfolios rely on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Portfolio to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

FINANCIAL INTERMEDIARY WHOLESALER Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors and other financial intermediaries.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

FINANCIAL ADVISORS Financial advisors provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN THE PORTFOLIOS
You can choose from a number of share classes for a Portfolio. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

CHOOSING A SHARE CLASS

CLASS A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o   If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets (currently set at 0.25%), which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

CLASS A SALES CHARGES

The following sales charge as a percentage of the amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual percentage will vary on the amount invested, rounding and the then-current NAV. Similarly, the actual sales charge as a percentage of offering price may be different due to the amount invested, rounding and the then-current offering price may be greater or lesser than the percentage shown.

--------------------------------------------------------------------------------
      AMOUNT OF PURCHASE         SALES CHARGE AS % OF     SALES CHARGE AS % OF
                                    OFFERING PRICE          AMOUNT INVESTED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       Less than $50,000                 5.75%                    6.10%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          $50,000 but                    4.75%                    4.99%
--------------------------------------------------------------------------------
         under $100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          $100,000 but                   3.75%                    3.90%
--------------------------------------------------------------------------------
         under $250,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          $250,000 but                   2.50%                    2.56%
--------------------------------------------------------------------------------
         under $500,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          $500,000 but                   2.00%                    2.04%
--------------------------------------------------------------------------------
        under $1 million
--------------------------------------------------------------------------------
As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial advisor is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies.
--------------------------------------------------------------------------------
      AMOUNT OF PURCHASE           SALES CHARGE AS %      SALES CHARGE AS % OF
                                   OF OFFERING PRICE         AMOUNT INVESTED
--------------------------------------------------------------------------------
       $1 million up to                  none                     none
          $5 million
--------------------------------------------------------------------------------
       Next $20 million                  none                     none
      Up to $25 million
--------------------------------------------------------------------------------
   Amount over $25 million               none                     none
--------------------------------------------------------------------------------

CLASS B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in a Portfolio. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30% (currently set at 0.25%). Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in a Portfolio. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R

o Class R shares have no up-front sales charge, so the full amount of your purchase is invested in a Portfolio. Class R shares are not subject to a contingent deferred sales charge.

o Class R shares are subject to an annual 12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Unlike Class B shares, Class R shares do not automatically convert into another class.

o Class R shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement recordkeeping system that are offering Class R shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no Simple IRAs, SEP-IRAs, SAR-SEP-IRAs, Roth IRAs, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

DEALER COMPENSATION

Your financial advisor that sells you shares of the Portfolios may be eligible to receive the following amounts as compensation for your investment in the Portfolios. These amounts are paid by the distributor to the securities dealer with whom your financial advisor is associated.

------------------------------------------------------------------------------------------------------
                                         CLASS A*       CLASS B**       CLASS C***      CLASS R****
------------------------------------------------------------------------------------------------------
COMMISSION (%)                              -             4.00%            1.00%             -
------------------------------------------------------------------------------------------------------
Investment up to $49,999                  5.00%             -                -               -
------------------------------------------------------------------------------------------------------
$50,000 - $99,999                         4.00%             -                -               -
------------------------------------------------------------------------------------------------------
$100,000 - $249,999                       3.00%             -                -               -
------------------------------------------------------------------------------------------------------
$250,000 - $499,999                       2.00%             -                -               -
------------------------------------------------------------------------------------------------------
$500,000 - $999,999                       1.60%             -                -               -
------------------------------------------------------------------------------------------------------
$1,000,000 - $4,999,999                   1.00%             -                -               -
------------------------------------------------------------------------------------------------------
$5,000,000 - $24,999,999                  0.50%             -                -               -
------------------------------------------------------------------------------------------------------
$25,000,000 +                             0.25%             -                -               -
------------------------------------------------------------------------------------------------------
12B-1 FEE TO DEALER                      [0.30]%          0.25%            1.00%           0.60%
------------------------------------------------------------------------------------------------------

* On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% 12b-1 fee applicable to Class A shares, [however the Distributor has contracted to limit this amount to 0.25% through November 30, 2005.]

** On sales of Class B shares, the Distributor pays your securities dealer an up-front commission of 4.00%. Your securities dealer also may be eligible to receive a 12b-1 of up to 0.25% from the date of purchase. After approximately eight years, Class B shares automatically convert into Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

*** On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

**** On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. Your securities dealer may be eligible to receive a 12b-1 of up to 0.60% from the date of purchase.

Each share class of a Portfolio has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Any account holding Class A shares as of June 2, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

HOW TO REDUCE YOUR SALES CHARGE
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs.

----------------------------------------------------------------------------------------------------------------------------------
         PROGRAM            HOW IT WORKS                                                 SHARE CLASS
                                                                   A                          B                           C
--------------------------- -------------------------------- -------------- ------------------------------------------------------
Letter of Intent            Through a Letter of Intent             X        Although the Letter of Intent and Rights of
                            you agree to invest a                           Accumulation do not apply to the purchase of Class B
                            certain amount in any fund                      and Class C shares, you can combine your purchase of
                            in the Delaware Investments                     Class A shares with your purchase of Class B and
                            family (except money market                     Class C shares to fulfill your Letter of Intent or
                            funds with no sales charge)                     qualify for Rights of Accumulation.
                            over a 13-month period to
                            qualify for reduced
                            front-end sales charges.
--------------------------- -------------------------------- -------------- ------------------------------------------------------
Rights of Accumulation      You can combine your                   X
                            holdings or purchases of all
                            funds in the Delaware
                            Investments family (except
                            money market funds with no
                            sales charge) as well as the
                            holdings and purchases of
                            your spouse and children
                            under 21 to qualify for
                            reduced front-end sales
                            charges.
--------------------------- -------------------------------- -------------- ----------------------------------- ------------------
Reinvestment of             Up to 12 months after you        For Class      For Class B, your account will      Not available.
Redeemed Shares             redeem shares, you can           A, you         be credited with the contingent
                            reinvest the proceeds            will not       deferred sales charge you
                            without paying a sales           have to        previously paid on the amount
                            charge as noted to the right.    pay an         you are reinvesting. Your
                                                             additional     schedule for contingent
                                                             front-end      deferred sales charges and
                                                             sales          conversion to Class A will not
                                                             charge.        start over again; it will pick
                                                                            up from the point at which you
                                                                            redeemed your shares.
--------------------------- -------------------------------- -------------- ------------------------------------------------------
SIMPLE IRA, SEP IRA,        These investment plans may             X        There is no reduction in sales charges for Class B
SARSEP, Prototype           qualify for reduced sales                       or Class C shares for group purchases by retirement
Profit Sharing,             charges by combining the                        plans.
Pension, 401(k), SIMPLE     purchases of all members of
401(k), 403(b)(7), and      the group. Members of these
457 Retirement Plans        groups may also qualify to
                            purchase shares without a
                            front-end sales charge and
                            a waiver of any contingent
                            deferred sales charges.
----------------------------------------------------------------------------------------------------------------------------------

HOW TO BUY SHARES

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THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
Complete an investment slip and mail it with your check, made payable to the Portfolio and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

BY EXCHANGE
You can exchange all or part of your investment in one or more Portfolios or funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an Individual Retirement Account (IRA) or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on a Portfolio's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine a Portfolio's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Portfolio's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

FAIR VALUATION

With respect to the portion of the Fund's assets that are invested in other funds that are open-end management investment companies, the Fund's NAV is calculated based upon the NAVs of these funds. The Prospectuses for these funds explain the circumstances under which the companies will use fair value pricing and the effects of fair value pricing.

When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

For the portion of the Fund's assets not invested in other funds, the Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Pricing Committee values Fund assets as described above.

RETIREMENT PLANS
In addition to being an appropriate investment for your IRA, Roth IRA and Coverdell Education Savings Account, shares in the Portfolios may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Portfolios can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

HOW TO REDEEM SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
You can redeem your shares (sell them back to the Portfolio) by mail by writing to: Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

BY TELEPHONE
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we (or an authorized agent) receive the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

ACCOUNT MINIMUMS
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gifts to Minors Act or Uniform Transfer to Minors Act accounts or accounts with automatic investing plans, $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, a fund may redeem your account after 60 days' written notice to you.

SPECIAL SERVICES
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

AUTOMATIC INVESTING PLAN
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

DIRECT DEPOSIT
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

ELECTRONIC DELIVERY
With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure environment at any time, from anywhere.

ONLINE ACCOUNT ACCESS
Account access is a password protected area of the Delaware Investments web site that gives you access to your account information and allows you to perform transactions in a secure environment.

WEALTH BUILDER OPTION
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments Funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

DIVIDEND REINVESTMENT PLAN
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

EXCHANGES
You can exchange all or part of your shares, normally, for shares of the same class in another Delaware Investments fund without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MONEYLINE(SM) ON DEMAND SERVICE
Through our MoneyLine(SM) On Demand Service, you or your financial advisor may transfer money between your Portfolio account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MONEYLINE DIRECT DEPOSIT SERVICE
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

SYSTEMATIC WITHDRAWAL PLAN
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

FREQUENT TRADING OF FUND SHARES (MARKET TIMING)
The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund's Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds or the Optimum Funds Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Fund also reserves the right to consider other trading patterns as market timing.

Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. This may result in an undesirable situation where a shareholder with an account closed to new purchases could be faced with a costly redemption of Fund shares if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy, including any monitoring procedures and the procedures to close accounts to new purchases established from time to time to effectuate this policy, at any time without notice. Though the implementation of this policy involves judgments that are inherently subjective and involves some selectivity in their application, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will seek to take actions that will detect market timing, we cannot represent that such trading activity can be completely eliminated.

RISKS OF MARKET TIMING. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Fund performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m. Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

TRANSACTION MONITORING PROCEDURES. The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which includes scrutinizing transactions in Fund shares for transactions in violation of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds seek to apply their monitoring procedures to these omnibus account arrangements and to the individual participant level in such accounts. In efforts to discourage market timers in such accounts the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account.

LIMITATIONS ON ABILITY TO DETECT AND CURTAIL MARKET TIMING. Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends for the Portfolios, if any, are paid once a year. Capital gains, if any, are paid once a year. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from a Portfolio is the same whether you reinvest your dividends or receive them in cash. Distributions from a Portfolio's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time a Portfolio held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, a Portfolio may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 1, are deemed to have been paid by a Portfolio and received by shareholders on the earlier of the date paid or December 31 of the prior year.

On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003, which changes the tax rates on certain types of distributions. We urge you to consult your tax advisor about your particular tax situation and how it might be affected by the new tax law. The tax status of your dividends from a Portfolio is the same whether you reinvest your dividends or receive them in cash.

Distributions from a Portfolio's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The new tax law reduces the tax rate on certain qualifying dividends and long-term capital gains.

You also may be subject to state and local taxes on distributions.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES are intended to help you understand each Portfolio's financial performance. All "per share" information reflects financial results for a single Portfolio share. This information has been audited by Ernst & Young LLP, whose report, along with the Portfolios' financial statements, is included in the Portfolios' annual report, which is available upon request by calling 800 523-1918.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    CLASS A
                                                                            -------------------------------------------------------
DELAWARE GROWTH ALLOCATION PORTFOLIO                                                                                          YEAR
                                                                                                                             ENDED
                                                                            -------------------------------------------       9/30
                                                                              2004        2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2,4)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
-----------------------------------------------------------------------------------------------------------------------------------
In excess of  net realized gain on investments
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(4)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets prior to expense limitation and expenses paid indirectly4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
-----------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
(4) Net investment income includes short-term capital gain distributions received from the underlying funds.

------------------------------------------------------------------------------------------------------------------------------------
                                                                         CLASS B                             CLASS C
                                                         ---------------------------------------------------------------------------
DELAWARE GROWTH ALLOCATION PORTFOLIO                                                     YEAR                                   YEAR
                                                                                        ENDED                                  ENDED
                                                         -----------------------------   9/30  ------------------------------   9/30
                                                          2004     2003   2002   2001    2000   2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(1,3)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
------------------------------------------------------------------------------------------------------------------------------------
Net investment income
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(4)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly(4)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
------------------------------------------------------------------------------------------------------------------------------------

(1) Per share information was based on the average shares outstanding method.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. The return also reflects expense limitations in effect during the period.
(3) Net investment income includes short-term capital gain distributions received from the underlying funds.
(4) Net investment income includes short-term capital gain distributions received from the underlying funds.

----------------------------------------------------------------------------------------
                                                                         CLASS R
                                                                   ---------------------
DELAWARE GROWTH ALLOCATION PORTFOLIO                                          6/2/03(1)
                                                                     9/30       THROUGH
                                                                     2004       9/30/03
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Net asset value, beginning of period
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
----------------------------------------------------------------------------------------
Net investment income(1,3)
----------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments
----------------------------------------------------------------------------------------
Total from investment operations
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
----------------------------------------------------------------------------------------
Net investment income
----------------------------------------------------------------------------------------
Net realized gain on investments
----------------------------------------------------------------------------------------
In excess of net realized gain on investments
----------------------------------------------------------------------------------------
Total dividends and distributions
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
TOTAL RETURN(2)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly
----------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(4)
----------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly(4)
----------------------------------------------------------------------------------------
Portfolio turnover
----------------------------------------------------------------------------------------

(1) Per share information was based on the average shares outstanding method.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. The return also reflects expense limitations in effect during the period.
(3) Net investment income includes short-term capital gain distributions received from the underlying funds.
(4) Net investment income includes short-term capital gain distributions received from the underlying funds.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     CLASS A
                                                                            -------------------------------------------------------
DELAWARE BALANCED ALLOCATION PORTFOLIO                                                                                        YEAR
                                                                                                                             ENDED
                                                                            -------------------------------------------       9/30
                                                                              2004        2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2,4)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(4)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets prior to expense limitation and expenses paid indirectly(4)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
-----------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
(4) Net investment income includes short-term capital gain distributions received from the underlying funds.

------------------------------------------------------------------------------------------------------------------------------------
                                                                         CLASS B                             CLASS C
                                                         ---------------------------------------------------------------------------
DELAWARE BALANCED ALLOCATION PORTFOLIO                                                   YEAR                                   YEAR
                                                                                        ENDED                                  ENDED
                                                         -----------------------------   9/30  ------------------------------   9/30
                                                          2004     2003   2002   2001    2000   2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(1,3)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
------------------------------------------------------------------------------------------------------------------------------------
Net investment income
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(4)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly(4)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
------------------------------------------------------------------------------------------------------------------------------------

(1) Per share information was based on the average shares outstanding method.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. The return also reflects expense limitations in effect during the period.
(3) Net investment income includes short-term capital gain distributions received from the underlying funds.
(4) Net investment income includes short-term capital gain distributions received from the underlying funds.

----------------------------------------------------------------------------------------
                                                                         CLASS R
                                                                  ----------------------
DELAWARE BALANCED ALLOCATION PORTFOLIO                                        6/2/03(1)
                                                                    9/30       THROUGH
                                                                    2004       9/30/03
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Net asset value, beginning of period
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
----------------------------------------------------------------------------------------
Net investment income(1,3)
----------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
----------------------------------------------------------------------------------------
Total from investment operations
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
----------------------------------------------------------------------------------------
Net investment income
----------------------------------------------------------------------------------------
Net realized gain on investments
----------------------------------------------------------------------------------------
Total dividends and distributions
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
TOTAL RETURN(2)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly
----------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(4)
----------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly(4)
----------------------------------------------------------------------------------------
Portfolio turnover
----------------------------------------------------------------------------------------

(1) Per share information was based on the average shares outstanding method.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. The return also reflects expense limitations in effect during the period.
(3) Net investment income includes short-term capital gain distributions received from the underlying funds.
(4) Net investment income includes short-term capital gain distributions received from the underlying funds.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     CLASS A
                                                                            -------------------------------------------------------
DELAWARE INCOME ALLOCATION PORTFOLIO                                                                                          YEAR
                                                                                                                             ENDED
                                                                            -------------------------------------------       9/30
                                                                              2004        2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2,4)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(4)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly(4)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
-----------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
(4) Net investment income includes short-term capital gain distributions received from the underlying funds.

------------------------------------------------------------------------------------------------------------------------------------
                                                                         CLASS B                             CLASS C
                                                         ---------------------------------------------------------------------------
DELAWARE INCOME ALLOCATION PORTFOLIO                                                     YEAR                                   YEAR
                                                                                        ENDED                                  ENDED
                                                         -----------------------------   9/30  ------------------------------   9/30
                                                          2004     2003   2002   2001    2000   2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(1,3)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
------------------------------------------------------------------------------------------------------------------------------------
Net investment income
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(4)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly(4)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
------------------------------------------------------------------------------------------------------------------------------------

(1) Per share information was based on the average shares outstanding method.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. The return also reflects expense limitations in effect during the period.
(3) Net investment income includes short-term capital gain distributions received from the underlying funds.
(4) Net investment income includes short-term capital gain distributions received from the underlying funds.

----------------------------------------------------------------------------------------
                                                                          CLASS R
                                                                    --------------------
DELAWARE INCOME ALLOCATION PORTFOLIO                                           6/2/03(1)
                                                                     9/30       THROUGH
                                                                     2004       9/30/03
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Net asset value, beginning of period
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
----------------------------------------------------------------------------------------
Net investment income(1,3)
----------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
----------------------------------------------------------------------------------------
Total from investment operations
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
----------------------------------------------------------------------------------------
Net investment income
----------------------------------------------------------------------------------------
Net realized gain on investments
----------------------------------------------------------------------------------------
Total dividends and distributions
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
TOTAL RETURN(2)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly
----------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(4)
----------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly(4)
----------------------------------------------------------------------------------------
Portfolio turnover
----------------------------------------------------------------------------------------

(1) Per share information was based on the average shares outstanding method.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. The return also reflects expense limitations in effect during the period.
(3) Net investment income includes short-term capital gain distributions received from the underlying funds.
(4) Net investment income includes short-term capital gain distributions received from the underlying funds.

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME (LOSS)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, would be listed under "Less dividends and distributions from-Net realized gain on investments."

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

NET ASSETS
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income by average net assets.

PORTFOLIO TURNOVER
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

GLOSSARY

HOW TO USE THIS GLOSSARY

The glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

AMORTIZED COST
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMMISSION
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

COST BASIS
The original purchase price of an investment, used in determining capital gains and losses.

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISOR
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

LEHMAN BROTHERS AGGREGATE BOND INDEX
An index that measures the performance of about 6,500 U.S. corporate and government bonds.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

NASD REGULATIONS, INC.  (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

NET ASSET VALUE (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

NET ASSETS
Net assets for the purpose of a fund's 80% Policy mean the total value of all assets in a fund's portfolio, minus any liabilities, plus the amount of a fund's borrowings, if any, for investment purposes.

PREFERRED STOCK
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

PRICE-TO-EARNINGS RATIO
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 COMPOSITE STOCK INDEX
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

UNIFORM GIFTS TO MINORS ACT AND UNIFORM TRANSFERS TO MINORS ACT
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

DELAWARE GROWTH ALLOCATION PORTFOLIO
DELAWARE BALANCED ALLOCATION PORTFOLIO
DELAWARE INCOME ALLOCATION PORTFOLIO

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual report to shareholders. In the Portfolios' shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolio's performance during the report period. You can find more detailed information about the Portfolios in the current Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the SAI, the annual or semi-annual report, or if you have any questions about investing in the Portfolios, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. You may also obtain additional information about the Portfolios from your financial advisor.

You can find reports and other information about the Portfolios on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.org or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Portfolios, including their SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER

800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern
Time:

o For Portfolio information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-08457

DELAWARE FUND SYMBOLS

                                           CUSIP NUMBER           NASDAQ SYMBOL
Delaware Growth Allocation Portfolio
       Class A                              245918883                 DFGAX
       Class B                              245918875                  N/A
       Class C                              245918867                  N/A
       Class R                              245918826                 DFGRX
Delaware Balanced Allocation Portfolio
       Class A                              245918503                 DFBAX
       Class B                              245918602                  N/A
       Class C                              245918701                  N/A
       Class R                              245918834                 DFBRX
Delaware Income Allocation Portfolio
       Class A                              245918107                 DFIAX
       Class B                              245918206                  N/A
       Class C                              245918305                  N/A
       Class R                              245918818                 DFIRX


                       Delaware
                       Investments(SM)
                       --------------------------------------
                       A member of Lincoln Financial Group(R)




PR-444 [--] IVES 01/05

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

STRUCTURED EQUITY PRODUCTS












PROSPECTUS JANUARY [__], 2005

--------------------------------------------------------------------------------
           DELAWARE FOUNDATION FUNDS
           DELAWARE GROWTH ALLOCATION PORTFOLIO
           INSTITUTIONAL CLASS
           DELAWARE BALANCED ALLOCATION PORTFOLIO
           INSTITUTIONAL CLASS
           DELAWARE INCOME ALLOCATION PORTFOLIO
           INSTITUTIONAL CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PORTFOLIO PROFILES                                              page
Delaware Growth Allocation Portfolio
Delaware Balanced Allocation Portfolio
Delaware Income Allocation Portfolio

HOW WE MANAGE THE PORTFOLIOS                                    page
Our investment strategies
The securities we typically invest in
The risks of investing in the Portfolios

WHO MANAGES THE PORTFOLIOS                                      page
Investment manager
Portfolio managers
Who's who?

ABOUT YOUR ACCOUNT                                              page
Investing in the Portfolios
       How to buy shares
       How to redeem shares
       Account minimum
       Exchanges
Dividends, distributions and taxes

FINANCIAL HIGHLIGHTS                                            page

GLOSSARY                                                        page

PROFILE: DELAWARE GROWTH ALLOCATION PORTFOLIO

WHAT ARE THE PORTFOLIO'S GOALS?
The Delaware Growth Allocation Portfolio seeks long-term capital growth. Although the Portfolio will strive to meet its goals, there is no assurance that it will.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?
We invest primarily in shares of selected Delaware Investments Funds including equity funds and to a lesser extent, fixed-income funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Portfolio. In striving to meet its objective, the Portfolio will typically invest more of its assets in equity funds and securities than in fixed-income funds and securities. Typically, the Portfolio will invest between 10% and 30% of its assets in international funds or securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the Portfolio's investments. This Portfolio is subject to the same risks as the underlying Delaware Investments Funds that it invests in. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio would decline and the value of Portfolio shares could decline as well. To the extent that it invests in international funds or securities, the Portfolio will be affected by changes in currency exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.

Because the Portfolio may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, the underlying Delaware Investments Funds generally hold a broad mix of securities, which helps to lessen this risk.

For a more complete discussion of risk, please see "The risks of investing in the Portfolios" on page [__].

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE PORTFOLIO
o Investors who are in the earlier stage of wealth accumulation, generally with higher risk tolerance.
o Investors looking for the capital appreciation potential of the stock market and who have no need for current income.
o Investors who would like a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

WHO SHOULD NOT INVEST IN THE PORTFOLIO
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Portfolio is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS THE DELAWARE GROWTH ALLOCATION PORTFOLIO PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Portfolio. We show the returns for the Portfolio for the past seven calendar years as well as the average annual returns for one-year, five-year and lifetime periods. The Portfolio's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.

[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (Institutional)]

YEAR-BY-YEAR TOTAL RETURN (INSTITUTIONAL CLASS)

--------- ----------- ----------- ----------- ----------- ----------- ----------
  1998        1999        2000        2001        2002        2003        2004
--------- ----------- ----------- ----------- ----------- ----------- ----------

--------- ----------- ----------- ----------- ----------- ----------- ----------

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was [__]% for the quarter ended [date] and its lowest return was [__]% for the quarter ended [date].

                                                                                  AVERAGE ANNUAL RETURNS FOR PERIODS ENDING 12/31/04

------------------------------------------------------------------- --------------- ------------------------ -----------------------
DELAWARE GROWTH ALLOCATION PORTFOLIO INSTITUTIONAL
CLASS (INCEPTION 12/31/97)                                                1 YEAR              5 YEARS                 LIFETIME
------------------------------------------------------------------- --------------- ------------------------ -----------------------
Return before taxes
------------------------------------------------------------------- --------------- ------------------------ -----------------------
Return after taxes on distributions
------------------------------------------------------------------- --------------- ------------------------ -----------------------
Return after taxes on distributions and sale of Portfolio
shares
------------------------------------------------------------------- --------------- ------------------------ -----------------------
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses, or taxes)
------------------------------------------------------------------- --------------- ------------------------ -----------------------

The Portfolio's returns are compared to the performance of the S&P 500 Composite Stock Index. You should remember that unlike the Portfolio, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. The index is not a perfect comparison for the Portfolio because the Portfolio may invest in fixed-income and international securities, which are not included in the index.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

--------------------------------------------------------------------- ----------
Maximum sales charge (load) imposed on purchases as a                 none
percentage of offering price
--------------------------------------------------------------------- ----------
Maximum contingent deferred sales charge (load) as a                  none
percentage of original purchase price or redemption price,
whichever is lower
--------------------------------------------------------------------- ----------
Maximum sales charge (load) imposed on reinvested dividends           none
--------------------------------------------------------------------- ----------
Redemption fees                                                       none
--------------------------------------------------------------------- ----------
Exchange fees(1)                                                      none
--------------------------------------------------------------------- ----------

Annual fund operating expenses are deducted from the Portfolio's assets.

--------------------------------------------------------------------- ----------
Management fees(2)
--------------------------------------------------------------------- ----------
Distribution and service (12b-1) fees
--------------------------------------------------------------------- ----------
Other expenses
--------------------------------------------------------------------- ----------
Total annual fund operating expenses
--------------------------------------------------------------------- ----------
Fee waivers and payments(3)
--------------------------------------------------------------------- ----------
Net expenses
--------------------------------------------------------------------- ----------

This example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Portfolio expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------- ------------
1 year
----------------- ------------
3 years
----------------- ------------
5 years
----------------- ------------
10 years
----------------- ------------

This example is also based on a hypothetical investment of $10,000 with an annual 5% return over the time shown but assumes the net expenses of the Delaware Growth Allocation Portfolio noted above. In this example we have also included an estimate of the average aggregate total operating expenses of the Delaware Investments Funds as described on page [__], including any applicable fee waiver, if any. When the Portfolio invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------- ------------
1 year
----------------- ------------
3 years
----------------- ------------
5 years
----------------- ------------
10 years
----------------- ------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) [The investment manager has agreed to limit its management fee to no more than 0.10% of average daily net assets.]
(3) [The investment manager has contracted to waive fees and pay expenses through November 30, 2005 in order to prevent total operating expenses (excluding taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.55% of average daily net assets.]
(4) [The Portfolio's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through ten.]

PROFILE: DELAWARE BALANCED ALLOCATION PORTFOLIO

WHAT ARE THE PORTFOLIO'S GOALS?
The Delaware Balanced Allocation Portfolio seeks capital appreciation with current income as a secondary objective. Although the Portfolio will strive to meet its goals, there is no assurance that it will.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?
We invest primarily in shares of selected Delaware Investments Funds including equity, fixed-income and international funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Portfolio.

Under normal circumstances, the Portfolio will invest at least 25% of its net assets in equity securities and at least 25% of its net assets in fixed-income securities. This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Portfolio has the flexibility to invest more in equity funds and securities or more in fixed-income funds and securities, depending on market conditions. However, it will typically invest at least 25% in fixed-income securities or fixed-income funds. The Portfolio will typically invest between 5% and 20% of its assets in international funds and securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the Portfolio's investments. This Portfolio is subject to the same risks as the underlying Delaware Investments Funds that it invests in. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio will decline and the Portfolio's share value could decline as well. To the extent that it invests in international funds or securities, the Portfolio will be affected by changes in currency exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.

Because the Portfolio may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, the underlying Delaware Investments Funds generally hold a broad mix of securities, which helps to lessen this risk.

For a more complete discussion of risk, please see "The risks of investing in the Portfolios" on page [__].

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE PORTFOLIO
o Investors who are in the wealth accumulation phase, generally with moderate risk tolerance.
o Investors looking for the capital appreciation potential of the stock market and the income potential of the bond market.
o Investors who would like a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

WHO SHOULD NOT INVEST IN THE PORTFOLIO
o  Investors with short-term financial goals.
o  Investors whose primary goal is high current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Portfolio is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS DELAWARE BALANCED ALLOCATION PORTFOLIO PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Portfolio. We show the returns for the Portfolio for the past seven calendar years as well as the average annual returns for one-year, five-year and lifetime periods. The Portfolio's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.

[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (Institutional)]

YEAR-BY-YEAR TOTAL RETURN (INSTITUTIONAL CLASS)

---------- ---------- ---------- ---------- ---------- ---------- ----------
   1998       1999       2000       2001       2002       2003       2004
---------- ---------- ---------- ---------- ---------- ---------- ----------

---------- ---------- ---------- ---------- ---------- ---------- ----------

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was [__]% for the quarter ended [date] and its lowest return was [__]% for the quarter ended [date].

                                                                                  AVERAGE ANNUAL RETURNS FOR PERIODS ENDING 12/31/04

------------------------------------------------------------------- --------------- ------------- ----------------------------------
DELAWARE BALANCED ALLOCATION PORTFOLIO INSTITUTIONAL CLASS
(INCEPTION 12/31/97)                                                    1 YEAR        5 YEARS                  LIFETIME
------------------------------------------------------------------- --------------- ------------- ----------------------------------
Return before taxes
------------------------------------------------------------------- --------------- ------------- ----------------------------------
Return after taxes on distributions
------------------------------------------------------------------- --------------- ------------- ----------------------------------
Return after taxes on distributions and sale of Portfolio shares
------------------------------------------------------------------- --------------- ------------- ----------------------------------
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses, or taxes)
------------------------------------------------------------------- --------------- ------------- ----------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses, or taxes)
------------------------------------------------------------------- --------------- ------------- ----------------------------------

The Portfolio's returns are compared to the performance of the S&P 500 Composite Stock Index and the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Portfolio, the indexes are unmanaged and don't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Neither index is a perfect comparison to Delaware Balanced Allocation Portfolio since the S&P 500 does not include fixed-income securities and the Lehman Brothers Aggregate Bond Index does not include stocks.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

------------------------------------------------------------------------------ -----------
Maximum sales charge (load) imposed on purchases as a percentage of offering      none
price
------------------------------------------------------------------------------ -----------
Maximum contingent deferred sales charge (load) as a percentage of original       none
purchase price or redemption price, whichever is lower
------------------------------------------------------------------------------ -----------
Maximum sales charge (load) imposed on reinvested dividends                       none
------------------------------------------------------------------------------ -----------
Redemption fees                                                                   none
------------------------------------------------------------------------------ -----------
Exchange fees(1)                                                                  none
------------------------------------------------------------------------------ -----------

Annual fund operating expenses are deducted from the Portfolio's assets.

------------------------------------------------------------------------------ -----------
Management fees(2)
------------------------------------------------------------------------------ -----------
Distribution and service (12b-1) fees
------------------------------------------------------------------------------ -----------
Other expenses
------------------------------------------------------------------------------ -----------
Total annual fund operating expenses
------------------------------------------------------------------------------ -----------
Fee waivers and payments(3)
------------------------------------------------------------------------------ -----------
Net expenses
------------------------------------------------------------------------------ -----------

This example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Portfolio expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------- ------------
1 year
----------------- ------------
3 years
----------------- ------------
5 years
----------------- ------------
10 years
----------------- ------------

This example is based on a hypothetical investment of $10,000 with an annual 5% return over the time shown but assumes the net expenses of the Delaware Balanced Allocation Portfolio noted above. In this example we have also included an estimate of the average aggregate total operating expenses of the Delaware Investments Funds as described on page [__], including any applicable fee waiver, if any. When the Portfolio invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------- ------------
1 year
----------------- ------------
3 years
----------------- ------------
5 years
----------------- ------------
10 years
----------------- ------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) [The investment manager has agreed to limit its management fee to no more than 0.10% of average daily net assets.]
(3) [The investment manager has contracted to waive fees and pay expenses through November 30, 2005 in order to prevent total operating expenses (excluding taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.55% of average daily net assets.]
(4) [The Portfolio's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through ten.]

PROFILE: DELAWARE INCOME ALLOCATION PORTFOLIO

WHAT ARE THE PORTFOLIO'S GOALS?
The Delaware Income Allocation Portfolio seeks a combination of current income and preservation of capital with capital appreciation. Although the Portfolio will strive to meet its goals, there is no assurance that it will.

WHAT ARE THE PORTFOLIO'S MAIN INVESTMENT STRATEGIES?
We invest primarily in shares of selected Delaware Investments Funds including fixed-income and equity funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Portfolio. In striving to meet its objective, the Portfolio would typically have a larger percentage of its assets allocated to fixed-income funds and securities (generally at least 45%) than to equity funds and securities (generally at least 20%). The Portfolio may allocate up to 10% to international funds and securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE PORTFOLIO?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. This Portfolio is subject to the same risks as the underlying Delaware Investments Funds that it invests in. Therefore, to the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio will decline and the Portfolio's share value could decline as well. To the extent that it invests in equity funds, it will be affected by declines in stock prices. Because the Portfolio may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, the underlying Delaware Investments Funds generally hold a broad mix of securities, which helps to lessen this risk.

For a more complete discussion of risk, please see "The risks of investing in the Portfolios" on page [__].

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE PORTFOLIO
o Investors who are in the wealth preservation phase, generally with lower risk tolerance.
o Investors in the pre-retirement or retirement phase, looking for an increase in income.
o Investors who want a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

WHO SHOULD NOT INVEST IN THE PORTFOLIO
o    Investors with short-term financial goals.
o    Investors whose primary goal is capital appreciation.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Portfolio is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS DELAWARE INCOME ALLOCATION PORTFOLIO PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Portfolio. We show the returns for the Portfolio for the past seven calendar years as well as the average annual returns for one-year, five-year and lifetime periods. The Portfolio's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.

[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (Institutional)]

YEAR-BY-YEAR TOTAL RETURN (INSTITUTIONAL CLASS)

---------- ---------- ---------- ---------- ----------- ----------- -----------
   1998       1999       2000       2001       2002        2003        2004
---------- ---------- ---------- ---------- ----------- ----------- -----------

---------- ---------- ---------- ---------- ----------- ----------- -----------

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was [__]% for the quarter ended [date] and its lowest return was [__]% for the quarter ended [date].

                                                                                  AVERAGE ANNUAL RETURNS FOR PERIODS ENDING 12/31/04

------------------------------------------------------------------- --------------- ------------------------ -----------------------
DELAWARE INCOME ALLOCATION PORTFOLIO INSTITUTIONAL CLASS
(INCEPTION 12/31/97)                                                     1 YEAR              5 YEARS                 LIFETIME
------------------------------------------------------------------- --------------- ------------------------ -----------------------
Return before taxes
------------------------------------------------------------------- --------------- ------------------------ -----------------------
Return after taxes on distributions
------------------------------------------------------------------- --------------- ------------------------ -----------------------
Return after taxes on distributions and sale of Portfolio shares
------------------------------------------------------------------- --------------- ------------------------ -----------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses, or taxes)
------------------------------------------------------------------- --------------- ------------------------ -----------------------

The Portfolio's returns are compared to the performance of the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Portfolio, the index is unmanaged and doesn't include the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. In addition, the index is not a perfect comparison to the Portfolio, because the Portfolio invests in a variety of asset classes, not represented in the index, including equity securities, international securities and high-yielding corporate bonds.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

--------------------------------------------------------------------------- -----------
Maximum sales charge (load) imposed on purchases as a percentage of            none
offering price
--------------------------------------------------------------------------- -----------
Maximum contingent deferred sales charge (load) as a percentage of none original purchase price or redemption price, whichever is lower
--------------------------------------------------------------------------- -----------
Maximum sales charge (load) imposed on reinvested dividends                    none
--------------------------------------------------------------------------- -----------
Redemption fees                                                                none
--------------------------------------------------------------------------- -----------
Exchange fees(1)                                                               none
--------------------------------------------------------------------------- -----------

Annual fund operating expenses are deducted from the Portfolio's assets.

--------------------------------------------------------------------------- -----------
Management fees(2)
--------------------------------------------------------------------------- -----------
Distribution and service (12b-1) fees
--------------------------------------------------------------------------- -----------
Other expenses
--------------------------------------------------------------------------- -----------
Total annual fund operating expenses
--------------------------------------------------------------------------- -----------
Fee waivers and payments(3)
--------------------------------------------------------------------------- -----------
Net expenses
--------------------------------------------------------------------------- -----------

THIS EXAMPLE is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Portfolio expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------- ------------
1 year
----------------- ------------
3 years
----------------- ------------
5 years
----------------- ------------
10 years
----------------- ------------

This example is also based on a hypothetical investment of $10,000 with an annual 5% return over the time shown but assumes the net expenses of the Delaware Income Allocation Portfolio noted above. In this example we have also included an estimate of the average aggregate total operating expenses of the Delaware Investments Funds as described on page [__], including any applicable fee waiver, if any. When the Portfolio invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------- ------------
1 year
----------------- ------------
3 years
----------------- ------------
5 years
----------------- ------------
10 years
----------------- ------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) [The investment manager has agreed to limit its management fee to no more than 0.10% of average daily net assets.]
(3) [The investment manager has contracted to waive fees and pay expenses through November 30, 2005 in order to prevent total operating expenses (excluding taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.55% of average daily net assets.]
(4) [The Portfolio's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through ten.]

INDIRECT EXPENSES PAID BY THE PORTFOLIOS

Because the Portfolios invest primarily in other Delaware Investments Funds, they will be shareholders of those funds. Like all shareholders, the Portfolios will indirectly bear a proportionate share of any management fees and other expenses of the funds it holds. These fees, which are deducted from the underlying funds before their share prices are calculated, are in addition to the fees and expenses described in each Portfolio profile. Depending on which funds are held in each Portfolio, the fees will vary over time. However, in order to give you an idea of what these fees might be, we have calculated an average expense ratio for each Portfolio, based on the expense ratios of the Delaware Investments Funds for each of their most recent fiscal years and each Portfolio's allocations as of December 31, 2004. Based on these hypothetical calculations, the combined average expense ratio of the Delaware Investments Funds that is borne indirectly by each of the Portfolios, including any applicable fee waiver, if any, would have been as follows:

                       Growth Allocation Portfolio                 [__]%
                       Balanced Allocation Portfolio               [__]%
                       Income Allocation Portfolio                 [__]%

Expenses will differ depending on how the Portfolios allocate assets among the Delaware Investments Funds.

HOW WE MANAGE THE PORTFOLIOS

OUR INVESTMENT STRATEGIES
In order to meet the changing needs of investors throughout their lives, Delaware Foundation Funds offer three different portfolios with varying levels of income and growth potential and corresponding variations in risk. From the most conservative (the Delaware Income Allocation Portfolio) to the moderate (the Delaware Balanced Allocation Portfolio) to the most aggressive (the Delaware Growth Allocation Portfolio), each Portfolio relies on active asset allocation and invests in a range of Delaware Investments mutual funds as it strives to attain its objective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Each Portfolio is a type of mutual fund known as a fund-of-funds. A fund-of-funds typically invests in other mutual funds rather than individual securities. The potential benefits of such a strategy are three-fold:

1. An extra layer of diversification through shared ownership in the individual securities held by the underlying funds;

2. Access to the investment expertise
   of multiple portfolio managers and analysts who work on the individual underlying funds; and

3. A professional portfolio manager who makes asset allocation decisions.

We offer the Portfolios because we determined that a fund-of-funds was an efficient way to provide active asset allocation services to meet the needs of investors at various stages of their life and wealth accumulation efforts. Our active asset allocation strategy begins with an evaluation of three key factors:

o the expected return of specific asset classes such as equities or fixed-income securities;
o the expected volatility or degree to which returns of each asset class have varied from one period to the next; and
o the correlation of various asset classes, that is, the degree to which two asset classes move up or down together.

After using this information to determine how much of each Portfolio will be allocated to a particular asset class, we then select specific Delaware Investments Funds for the portfolio. We have identified a select group of funds that suit the allocation strategies of the Portfolios and have grouped them into four broad asset classes.

The Delaware Investments Funds we typically invest in are listed below in their respective asset classes. Groupings are approximate and based on the core strategy of each individual fund. Management may add or delete funds from this list without shareholder approval.
[CHECK MEETING MINUTES FOR FUNDS AND THEIR NAMES]
         DELAWARE INVESTMENTS FUNDS AVAILABLE TO THE PORTFOLIOS

         U.S. EQUITIES
         Delaware Growth Opportunities Fund                    Delaware REIT Fund
            (formerly Delaware DelCap Fund)
         Delaware Diversified Growth Fund                      Delaware Select Growth Fund
         Delaware Diversified Value Fund                       Delaware Small Cap Value Fund
                                                               Delaware Trend Fund
                                                               Delaware U.S. Growth Fund



         INTERNATIONAL EQUITIES
         Delaware Emerging Markets Fund                        Delaware International Small Cap Value Fund
         Delaware International Value Equity Fund

         FIXED-INCOME
         Delaware American Government Bond Fund                Delaware High-Yield Opportunities Fund
         Delaware Corporate Bond Fund                          Delaware Limited-Term Government Fund
         Delaware Delchester Fund
         Delaware Extended Duration Bond Fund

         MONEY MARKET
         Delaware Cash Reserve

Once we select appropriate investments for each Portfolio, we continually monitor the market and economic environments, the risk/reward profiles of each asset class and the performance of individual funds and actively adjust each Portfolio, striving to meet its investment objective.

The Portfolios' investment objectives are non-fundamental. This means the Board of Trustees may change an objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change became effective.

THE SECURITIES WE TYPICALLY INVEST IN
[CHECK MEETING MINUTES FOR FUNDS AND THEIR NAMES AS PER PREVIOUS PAGE]

---------------------------------------------------- -------------------------------------------------------------------------------
                    SECURITIES                                                      HOW WE USE THEM
---------------------------------------------------- -------------------------------------------------------------------------------
                                                     DELAWARE GROWTH            DELAWARE BALANCED         DELAWARE INCOME
                                                     ALLOCATION PORTFOLIO       ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO
---------------------------------------------------- -------------------------- ------------------------- --------------------------
U.S. EQUITY FUNDS OR U.S. EQUITY SECURITIES  May     45% to 75% of Assets       35% to 65% of Assets      20% to 50% of Assets
include Delaware Investments Funds in the equity
asset class or individual equity securities.
---------------------------------------------------- -------------------------- ------------------------- --------------------------

                                                     Each Portfolio may invest in one or more of the mutual funds listed below.
---------------------------------------------------- -------------------------------------------------------------------------------
Delaware Growth Opportunities Fund                   Delaware Growth Opportunities Fund seeks long-term capital growth. It invests primarily in common stocks and convertible securities of medium-sized companies believed to have growth potential.
---------------------------------------------------- -------------------------------------------------------------------------------
Delaware Diversified Growth Fund                     Delaware Diversified Growth Fund seeks capital appreciation. It invests primarily in large companies believed to have the potential to grow faster than the average company in the S&P 500 Index.
---------------------------------------------------- -------------------------------------------------------------------------------
Delaware Diversified Value Fund                      Delaware Diversified Value Fund seeks capital appreciation with current income as a secondary objective. It invests primarily in dividend-paying stocks or income-producing securities that are convertible into common stocks.
---------------------------------------------------- -------------------------------------------------------------------------------
Delaware REIT Fund                                   Delaware REIT Fund seeks maximum long-term total return, with capital appreciation as a secondary objective. It invests primarily in real estate investment trusts (REITs) and other companies that are principally engaged in the real estate industry.
---------------------------------------------------- -------------------------------------------------------------------------------
Delaware Select Growth Fund                          Delaware Select Growth Fund seeks long-term capital appreciation, which the
                                                     Fund attempts to achieve by investing primarily in equity securities of companies of all sizes that the manager believes have the potential for high earnings growth.
---------------------------------------------------- -------------------------------------------------------------------------------
Delaware Small Cap Value Fund                        Delaware Small Cap Value Fund seeks capital appreciation. It invests primarily in small cap companies that are believed to be undervalued.

---------------------------------------------------- -------------------------------------------------------------------------------
Delaware Trend Fund                                  Delaware Trend Fund seeks capital appreciation by investing primarily in securities of emerging or other growth-oriented companies. It focuses on small companies that are believed to be responsive to changes in the marketplace and that have the fundamental characteristics to support continued growth.
---------------------------------------------------- -------------------------------------------------------------------------------
Delaware U.S. Growth Fund                            Delaware U.S. Growth Fund seeks maximum capital appreciation. It invests primarily in large company growth stocks.
---------------------------------------------------- -------------------------------------------------------------------------------

---------------------------------------------------- -------------------------------------------------------------------------------
                    SECURITIES                                                      HOW WE USE THEM
---------------------------------------------------- -------------------------------------------------------------------------------
                                                     DELAWARE GROWTH            DELAWARE BALANCED         DELAWARE INCOME
                                                     ALLOCATION PORTFOLIO       ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO
---------------------------------------------------- -------------------------- ------------------------- --------------------------
FIXED-INCOME FUNDS OR FIXED-INCOME SECURITIES  May   5% to 35% of Assets        25% to 55% of Assets      45% to 75% of Assets
include Delaware Investments Funds in the
fixed-income asset class or individual
fixed-income securities.
---------------------------------------------------- -------------------------- ------------------------- --------------------------
                                                     Each Portfolio may invest in one or more of the mutual funds listed below.
---------------------------------------------------- -------------------------------------------------------------------------------
Delaware American Government Bond Fund               Delaware American Government Bond Fund seeks high current income consistent with safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities.
---------------------------------------------------- -------------------------------------------------------------------------------
Delaware Corporate Bond Fund                         Delaware Corporate Bond Fund seeks total return. It invests primarily in investment grade corporate bonds of intermediate duration (between four and seven years).
---------------------------------------------------- -------------------------------------------------------------------------------
Delaware Delchester Fund                             Delaware Delchester Fund seeks as high a level of current income as is consistent with providing reasonable safety. It invests primarily in high-yield, higher risk corporate bonds, commonly known as "junk bonds."
---------------------------------------------------- -------------------------------------------------------------------------------
Delaware Extended Duration Bond Fund                 Delaware Extended Duration Bond Fund seeks to provide investors with total return. It invests primarily in investment grade corporate bonds of relatively longer duration (between eight and eleven years).
---------------------------------------------------- -------------------------------------------------------------------------------
Delaware High-Yield Opportunities Fund               Delaware High-Yield Opportunities Fund seeks total return and, as a secondary objective, high current income. It invests primarily in high-yield, higher risk corporate bonds, commonly known as "junk bonds."
---------------------------------------------------- -------------------------------------------------------------------------------
Delaware Limited-Term Government Fund                Delaware Limited-Term Government Fund seeks a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity. It invests primarily in short and intermediate-term fixed-income securities issued or guaranteed by the U.S. government as well as instruments backed by those securities.
---------------------------------------------------- -------------------------------------------------------------------------------
MONEY MARKET FUNDS OR MONEY MARKET SECURITIES May    0-35% of Assets            0-35% of Assets           0-35% of Assets
include Delaware Cash Reserve, a money market
fund, individual money market securities or
repurchase agreements.
---------------------------------------------------- -------------------------- ------------------------- --------------------------
Delaware Cash Reserve                                Delaware Cash Reserve seeks maximum current income, while preserving principal and maintaining liquidity. As a
                                                     money market fund, it invests in highly liquid money market instruments.
---------------------------------------------------- -------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: An agreement between a        The Portfolios may use overnight repurchase agreements to invest cash prior
buyer, such as a Portfolio, and a seller of          to investing it in other funds or securities, or for temporary defensive
securities in which the seller agrees to buy the     purposes. A Portfolio will only enter into repurchase agreements in which the
securities back within a specified time at the       collateral is comprised of U.S. government securities.
same price the buyer paid for them, plus an amount
equal to an agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to cash.
---------------------------------------------------- -------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS OR INTERNATIONAL EQUITY   10%-30% of Assets          5% to 20% of Assets       0-10% of Assets
SECURITIES
May include Delaware Investments Funds in the
international equity asset class or individual
international equity securities.
---------------------------------------------------- -------------------------------------------------------------------------------
                                                     Each Portfolio may invest in one or more of the mutual funds listed below.
---------------------------------------------------- -------------------------------------------------------------------------------
Delaware Emerging Markets Fund                       Delaware Emerging Markets Fund seeks long-term capital appreciation. It invests primarily in equity securities of companies located in under-developed, emerging market countries.
---------------------------------------------------- -------------------------------------------------------------------------------

---------------------------------------------------- -------------------------------------------------------------------------------
                    SECURITIES                                                      HOW WE USE THEM
---------------------------------------------------- -------------------------------------------------------------------------------
                                                     DELAWARE GROWTH            DELAWARE BALANCED         DELAWARE INCOME
                                                     ALLOCATION PORTFOLIO       ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO
---------------------------------------------------- -------------------------- ------------------------- --------------------------
Delaware International Value Equity Fund             Delaware International Equity Fund seeks long-term growth without undue risk to principal. It invests primarily in equity securities of companies located in developed or emerging countries that provide the potential for capital appreciation and income that are believed to be undervalued.
---------------------------------------------------- -------------------------------------------------------------------------------
Delaware International Small Cap Value Fund          Delaware International Small Cap Value Fund seeks long-term capital appreciation. It invests primarily in equity securities of small companies located in developed countries that are believed to be undervalued.
---------------------------------------------------- -------------------------------------------------------------------------------
OTHER TYPES OF SECURITIES which may be held by the
Portfolios.
---------------------------------------------------- -------------------------------------------------------------------------------
OPTIONS AND FUTURES: Options represent a right to
buy or sell a security or group of securities at     We might use options or futures to gain exposure to a particular market
an agreed upon price at a future date. The           segment without purchasing individual funds or securities in that segment.
purchaser of an option may or may not choose to go   We might use this approach if we had excess cash that we wanted to invest
through with the transaction.                        quickly or to make an investment without disrupting one of the other Delaware
                                                     Investments Funds.
Futures contracts are agreements for the purchase
or sale of a security or group of securities at a    We might also use options or futures to neutralize the effect of potential
specified price, on a specified date.  Unlike an     price declines without selling securities.
option, a futures contract must be executed unless
it is sold before the settlement date.               Use of these strategies can increase the operating costs of the Portfolios and can lead to loss of principal.
Options and futures are generally considered to be
derivative securities.
---------------------------------------------------- -------------------------------------------------------------------------------

BORROWING FROM BANKS
The Portfolios may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Portfolios being unable to meet their investment objectives.

TEMPORARY DEFENSIVE POSITIONS
The Portfolios are permitted to make temporary investments in bonds, cash or cash equivalents and may allocate 100% of their net assets to Delaware Cash Reserve in response to unfavorable market conditions. To the extent that a Portfolio holds these securities, it may be unable to achieve its objective.

PORTFOLIO TURNOVER
Though we anticipate that each of the Portfolios will have an annual portfolio turnover of less than 100%, some of the funds that the Portfolios may invest in have turnover rates greater than 100%. A turnover rate of 100% would occur if a fund sold and replaced securities valued at 100% of its net assets within one year. High turnover rates in the individual funds held by the Portfolios could result in increased transaction costs and tax liability for investors.

MORE ABOUT THE PORTFOLIOS

GUIDELINES FOR PURCHASING AND REDEEMING SHARES OF OTHER DELAWARE INVESTMENTS
FUNDS

Following is important information about how the Portfolios operate, which you should consider when evaluating the Portfolios.

o Each Portfolio will invest in the institutional class shares of certain Delaware Investments Funds. When investing in Delaware Cash Reserve, Class A will be used. This means the Portfolios will pay no sales charges or 12b-1 distribution fees on the shares that they purchase.

o Each Portfolio will indirectly bear a share of fees and expenses that apply to the institutional classes of the Delaware Investments Funds they hold.

o Any performance reported for the Portfolios will include the impact of all fund expenses whether they are related to the Portfolios or the underlying funds they invest in.

o We have adopted Asset Allocation Guidelines for our purchase and sale of other Delaware Investments Funds. If the manager of the Portfolios anticipates that a purchase or redemption will disrupt the investment strategies of another fund, the manager will confer with the portfolio managers of that fund to determine how to minimize adverse affects on both funds. Such steps might include staggering the timing and amounts of the transactions. As a result, the Portfolios might not be able to purchase or redeem shares of other Delaware Investments Funds in the exact manner they would like to. This could decrease the total return or increase the volatility of each Portfolio.

o Because many Delaware Investments Funds are managed independently by different individuals or investment teams, there is no overall coordination of purchases and sales of individual securities. Therefore, it is possible that one of the funds held by a Portfolio or the Portfolios themselves might be acquiring securities at the same time another is selling them. This could increase transaction costs.

THE RISKS OF INVESTING IN THE PORTFOLIOS
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Portfolios you should carefully evaluate the risks. Because of the nature of the Portfolios, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Portfolios. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

------------------------------------------------- ------------------------------------------------------------------------------
                     RISKS                                 DEGREE TO WHICH THE PORTFOLIOS ARE SUBJECT TO THIS RISK AND
                                                                        HOW WE STRIVE TO MANAGE THE RISK
------------------------------------------------- ------------------------- ------------------------- --------------------------
                                                  DELAWARE GROWTH           DELAWARE BALANCED         DELAWARE INCOME
                                                  ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO
------------------------------------------------- ------------------------- ------------------------- --------------------------
MARKET RISK is the risk that all or a majority    Most of the underlying Delaware Investments Funds and the Portfolios
of the securities in a certain market -- like     themselves are subject to this risk. In all Portfolios, we generally
the stock or bond market -- will decline in       maintain a long-term investment approach and focus on securities we believe
value because of factors such as economic         can appreciate over an extended time frame regardless of interim market
conditions, future expectations or investor       fluctuations. Though we may hold securities for any amount of time, we
confidence.                                       generally do not trade for short-term purposes.

                                                  Each Portfolio may hold a substantial part of its assets in cash or cash equivalents as a temporary, defensive strategy.

------------------------------------------------- ------------------------------------------------------------------------------
INDUSTRY AND SECURITY RISK is the risk that the   Most of the underlying Delaware Investments Funds and the Portfolios
value of securities in a particular industry or   themselves are subject to this risk. The underlying funds generally hold a
the value of an individual stock or bond will     number of different securities spread across various sectors. The Portfolios
decline because of changing expectations for      also follow a rigorous selection process before choosing securities and
the performance of that industry or for the       continuously monitor them while they remain invested.  Delaware REIT Fund is
individual company issuing the stock.             particularly sensitive to changes in the real estate market.  This combined with the fact that the Portfolios will hold at least four different Delaware
                                                  Investments Funds, typically representing different asset classes, should help to reduce industry and security risk.

------------------------------------------------- ------------------------------------------------------------------------------
SMALL COMPANY RISK is the risk that prices of     Delaware Growth Opportunities Fund, Delaware Select Growth Fund, Delaware
smaller companies may be more volatile than       Small Cap Value Fund, Delaware Trend Fund and Delaware International Small
larger companies because of limited financial     Cap Value Fund are all subject to this risk. These Funds maintain resources or dependence on narrow product lines.  well-diversified portfolios, select stocks carefully and monitor them continuously.  In determining the asset allocation for the Portfolios, the manager will evaluate the current risk and reward potential of small-cap stocks and make allocation decisions accordingly.

                                                  The Growth Allocation     The Balanced Allocation   The Income Allocation
                                                  Portfolio will            Portfolio will have       Portfolio will generally
                                                  generally have            moderate exposure to      have less exposure to
                                                  significant exposure to   this risk.                this risk due to its
                                                  this risk, due to its                               reduced emphasis on
                                                  greater emphasis on                                 equity securities.
                                                  equities.
------------------------------------------------- ------------------------- ------------------------- --------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                     RISKS                                 DEGREE TO WHICH THE PORTFOLIOS ARE SUBJECT TO THIS RISK AND
                                                                        HOW WE STRIVE TO MANAGE THE RISK
------------------------------------------------- ------------------------- ------------------------- --------------------------
                                                  DELAWARE GROWTH           DELAWARE BALANCED         DELAWARE INCOME
                                                  ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO
------------------------------------------------- ------------------------- ------------------------- --------------------------
INTEREST RATE RISK is the risk that securities    For Delaware Investments Funds investing primarily in fixed-income
will decrease in value if interest rates rise.    securities this is generally the most significant risk. In striving to
The risk is generally associated with bonds;      manage this risk, managers of Delaware fixed-income funds will typically
however, because smaller companies often borrow   monitor economic conditions and the interest rate environment.  They will
money to finance their operations, they may be    also usually keep the average maturity of a fund as short as is prudent, in
adversely affected by rising interest rates.      keeping with the individual fund's investment objective.

                                                  The Delaware Investments Funds listed on page 13 that are subject to small company risk may also be subject to this risk. The managers of these Funds consider the potential effect that rising interest rates might have on a stock before the stock is purchased.

                                                  The Growth Allocation     The Balanced Allocation   For the Income
                                                  Portfolio will            Portfolio will            Allocation Portfolio,
                                                  generally have moderate   generally have moderate   this is a significant
                                                  exposure to this risk     exposure to this risk.    risk due to its
                                                  due to its lesser         Though it will have a     substantial allocation
                                                  emphasis on               fixed-income allocation   to fixed-income funds
                                                  fixed-income funds and    and holdings of small     and securities.
                                                  securities.  Though it    companies, these may be
                                                  will have holdings of     balanced by equity
                                                  small companies, these    holdings of larger
                                                  may be balanced by        companies.
                                                  equity holdings of
                                                  larger companies.
------------------------------------------------- ------------------------------------------------------------------------------
CREDIT RISK is the risk that a bond's issuer      Each of the Delaware Investments Funds investing primarily in fixed-income
might be unable to make timely payments of        securities is subject to some degree of credit risk. This is less
interest and principal.                           substantial for high-quality, government-oriented funds like Delaware
                                                  American Government Bond Fund and Delaware Limited-Term Government Fund and
Investing in so-called "junk" or "high-yield"     more significant for funds that invest in lower quality bonds such as
bonds entails greater risk of principal loss      Delaware Delchester Fund, Delaware High-Yield Opportunities Fund and to some
than the risk involved in investment grade        extent, Delaware Emerging Markets Fund.
bonds.
                                                  For the Growth            For the Balanced          For the Income
                                                  Allocation Portfolio,     Allocation Portfolio,     Allocation Portfolio,
                                                  this is a less            this is a moderate        this may be a
                                                  significant risk due to   risk. Though it           significant risk because
                                                  its reduced emphasis on   probably will invest in   the Portfolio may have a
                                                  fixed-income securities.  Delaware Delchester       substantial allocation
                                                                            Fund or Delaware          to Delaware Delchester
                                                                            High-Yield                Fund or Delaware
                                                                            Opportunities Fund,       High-Yield Opportunities
                                                                            these holdings may be     Fund.
                                                                            balanced by an equity
                                                                            allocation or better
                                                                            quality bond holdings.
------------------------------------------------- ------------------------- ------------------------- --------------------------

------------------------------------------------- ------------------------------------------------------------------------------
                     RISKS                                 DEGREE TO WHICH THE PORTFOLIOS ARE SUBJECT TO THIS RISK AND
                                                                        HOW WE STRIVE TO MANAGE THE RISK
------------------------------------------------- ------------------------- ------------------------- --------------------------
                                                  DELAWARE GROWTH           DELAWARE BALANCED         DELAWARE INCOME
                                                  ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO
------------------------------------------------- ------------------------- ------------------------- --------------------------
PREPAYMENT RISK is the risk that the principal    Prepayment risk can be a significant risk to funds that have a large
on a bond you own will be prepaid prior to        percentage of holdings in mortgage securities. Among the funds available to
maturity at a time when interest rates are        the Portfolios, these include the Delaware American Government Bond Fund and
lower than what that bond was paying. A fund      the Delaware Limited-Term Government Fund. In order to manage this risk,
would then have to reinvest that money at a       when we think interest rates are low or that rates will be declining,
lower interest rate.                              managers of these funds typically look for mortgage securities that they believe are less likely to be prepaid.  The Portfolios will be more or less subject to this risk depending on how much they have allocated to these
                                                  Delaware Investments Funds.

                                                  For the Growth            For the Balanced          For the Income
                                                  Allocation Portfolio      Allocation Portfolio      Allocation Portfolio,
                                                  there is low exposure     there is relatively low   this could be a
                                                  to this risk due to a     exposure to this risk,    significant risk due to
                                                  reduced emphasis on the   due to its balanced       its greater focus on the
                                                  fixed-income asset        approach and allocation   fixed-income asset class.
                                                  class.                    to equity securities.

------------------------------------------------- ------------------------------------------------------------------------------
FUTURES AND OPTIONS RISK is the possibility       Each of the Portfolios and many of the Delaware Investments Funds may use
that a fund may experience a loss if it employs   options and futures for defensive purposes, such as to protect gains in the
an options or futures strategy related to a       portfolio without actually selling a security, or to gain exposure to a
security or a market index and that security or   particular market segment without purchasing individual securities in the
index moves in the opposite direction from what   segment. We will generally not use futures and options for speculative
the manager anticipated.  Futures and options     reasons.
also involve additional expenses, which could
reduce any benefit or increase any loss that
fund gains from using the strategy.

------------------------------------------------- ------------------------------------------------------------------------------
FOREIGN RISK is the risk that foreign             Many of the Delaware Investments Funds invest some or all of their assets in
securities may be adversely affected by           foreign securities.  Though each of the Portfolios may invest in
political instability, changes in currency        international funds or international securities, they only may invest a
exchange rates, inefficient markets, foreign      limited portion of their net assets in international funds as described
economic conditions, lack of information or       below.  Holding both international and domestic securities in a
inadequate regulatory and accounting standards.   well-allocated portfolio may actually help to reduce overall portfolio risk since these types of securities may experience different performance cycles.

                                                  The Growth Allocation     The Balanced Allocation   The Income Allocation
                                                  Portfolio has moderate    Portfolio has moderate    Portfolio has low
                                                  exposure to this risk,    exposure to this risk,    exposure to this risk
                                                  since international       since international       because international
                                                  holdings may range from   holdings may range from   holdings are limited to
                                                  10% to 30% of net         5% to 20% of net assets.  10% of net assets.
                                                  assets.

------------------------------------------------- ------------------------------------------------------------------------------
                     RISKS                                 DEGREE TO WHICH THE PORTFOLIOS ARE SUBJECT TO THIS RISK AND
                                                                        HOW WE STRIVE TO MANAGE THE RISK
------------------------------------------------- ------------------------- ------------------------- --------------------------
                                                  DELAWARE GROWTH           DELAWARE BALANCED         DELAWARE INCOME
                                                  ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO
------------------------------------------------- ------------------------- ------------------------- --------------------------
EMERGING MARKETS RISK is the possibility that     Delaware International Value Equity Fund and Delaware Emerging Markets Fund
the risks associated with international           are subject to this risk. Each Fund carefully selects securities within
investing will be greater in emerging markets     emerging markets and strives to consider all relevant risks associated with
than in more developed foreign markets because,   an individual company. When deciding how much to allocate to these Funds,
among other things, emerging markets may have     the Portfolios' manager will consider whether the potential rewards of less stable political and economic environments.  investing in these Funds outweigh the potential risks.

                                                  Delaware Growth           Delaware Balanced         Delaware Income
                                                  Allocation Portfolio      Allocation Portfolio      Allocation Portfolio has
                                                  has moderate exposure     has moderate exposure     low exposure to this
                                                  to this risk, since       to this risk, since       risk because
                                                  international holdings    international holdings    international holdings
                                                  may range from 10% to     may range from 5% to      are limited to 10% of
                                                  30% of net assets.        20% of net assets.        net assets.

------------------------------------------------- ------------------------- ------------------------- --------------------------
CURRENCY RISK is the risk that the value of a     Each of the Delaware Investments Funds investing in primarily foreign
fund's investments may be negatively affected     securities is subject to this risk and may try to hedge currency risk by
by changes in foreign currency exchange rates.    purchasing foreign currency exchange contracts.  By agreeing to purchase or
Adverse changes in exchange rates may reduce or   sell foreign securities at a pre-set price on a future date, the Delaware
eliminate any gains produced by investments       Investment Funds strive to protect the value of the securities they own from
that are denominated in foreign currencies and    future changes in currency rates.  The Funds will use forward currency
may increase any losses.                          exchange contracts only for defensive measures, not to enhance portfolio returns.  However, there is no assurance that a strategy such as this will be successful.

                                                  Delaware Growth           Delaware Balanced         Delaware Income
                                                  Allocation Portfolio      Allocation Portfolio      Allocation Portfolio has
                                                  has moderate exposure     has moderate exposure     minimal exposure to this
                                                  to this risk, since       to this risk, since       risk because
                                                  international holdings    international holdings    international holdings
                                                  may range from 10% to     may range from 5% to      are limited to 10% of
                                                  30% of net assets.        20% of net assets.        net assets.
------------------------------------------------- ------------------------- ------------------------- --------------------------
NON-DIVERSIFIED RISK: Non-diversified funds       Each of the Portfolios, as well as several of the Delaware Investments Funds
have the flexibility to invest as much as 50%     they may hold, are non-diversified funds subject to this risk. Nevertheless,
of their assets in as few as two issuers          we typically hold shares of at least four different Delaware Investments
provided no single issuer accounts for more       Funds, which in turn hold a number of securities representing a variety of
than 25% of the portfolio.  The remaining 50%     different issuers or industry sectors. Though we are technically subject to
of the portfolio must be diversified so that no   non-diversified risk, we do not believe it will have a substantial impact on
more than 5% of a fund's assets is invested in    the Portfolios.
the securities of a single issuer. When a fund
invests its assets in fewer issuers, the value
of fund shares may increase or decrease more
rapidly than if the fund were fully diversified.
------------------------------------------------- ------------------------------------------------------------------------------
LIQUIDITY RISK is the possibility that            Each of the Portfolios' exposure to illiquid securities is limited to 15% of
securities cannot be readily sold within seven    net assets.  For each of the Delaware Investments Funds, exposure to
days at approximately the price that a fund has   illiquid securities is limited to 10% to 15% of net assets.
valued them.
------------------------------------------------- ------------------------------------------------------------------------------

WHO MANAGES THE PORTFOLIOS

INVESTMENT MANAGER
The Portfolios are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company manages each Portfolio's assets by allocating a Portfolio's assets among the Delaware Investments Funds. The management services include monitoring the Delaware Investments Funds in order to determine whether they are investing their assets in a manner that is consistent with the asset classes targeted for investment by each Portfolio. Delaware Management Company also oversees the Portfolios' direct investment in securities, manages the Portfolios' business affairs and provides daily administrative services. For these services, no fees were paid to the manager for the last fiscal year due to expense limitations in effect for the Portfolios.

PORTFOLIO MANAGERS

Patrick P. Coyne assumed primary responsibility for making day-to-day investment decisions for the Portfolios on May 7, 2004. When making investment decisions for each Portfolio, Mr. Coyne regularly consults with Christopher S. Adams, Scott E. Decatur, Robert E. Ginsberg, Francis X. Morris and Donald G. Padilla.

PATRICK P. COYNE, Executive Vice President/Managing Director/Head of Equity Investments, holds a magna cum laude degree in European History and Classics from Harvard University and an MBA in Finance from the University of Pennsylvania's Wharton School of Business. He began his career with Kidder, Peabody & Co., where he managed the firm's trading desk for four years. In 1989 he joined Delaware Investments, where he now heads up the equity investment department while co-managing mutual funds and nuclear decommissioning accounts. Mr. Coyne is a member of the Municipal Bond Club of Philadelphia.

CHRISTOPHER S. ADAMS, Vice President/Portfolio Manager and Senior Equity Analyst, is a member of the portfolio construction group within the Delaware Structured Products Team. He performs analysis and research to support the portfolio management function. He joined Delaware Investments in 1995 after several years' experience in the financial services industry in the U.S. and U.K. Mr. Adams holds both a bachelor's and master's degrees in history and economics from Oxford University, England and received a MBA with dual majors in finance and insurance/risk management from the Wharton School of Business at the University of Pennsylvania. He is a CFA charterholder. Mr. Adams is a member of AIMR and a Director of the Financial Analysts of Philadelphia.

ROBERT E. GINSBERG, Vice President/Portfolio Manager and Senior Equity Analyst, is a member of the portfolio construction group within the Delaware Structured Products Team. He performs analysis and research to support the portfolio management function. He joined Delaware Investments in 1997 from Andersen Consulting, where he was a consultant working primarily with financial services companies. Mr. Ginsberg graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a degree in economics with a concentration in finance. He also received his MBA at the Wharton School. Mr. Ginsberg is a CFA charterholder. He is a member of AIMR and the Philadelphia Society of Financial Analysts.

FRANCIS X. MORRIS, Director of Fundamental Research/Senior Portfolio Manager, holds a bachelor's degree in finance from Providence College in Rhode Island and an MBA from Widener University in Pennsylvania. He has been managing mutual fund portfolios at Delaware Investments since 1999 and institutional equity portfolios at Delaware Investments since 1997. He has 22 years of investment management experience. Mr. Morris came to Delaware Investments from PNC Asset Management where he served as a securities analyst, portfolio manager and Director of Equity Research. He is past president of the Financial Analysts of Philadelphia.

DONALD G. PADILLA, Vice President/Equity Analyst II, is a member of the portfolio construction group within the Delaware Structured Products Team. He performs analysis and research to support the portfolio management function. He joined Delaware Investments in 1994 as an Assistant Controller responsible for treasury functions, including managing corporate cash investments, developing financial models and the financial operations of the Lincoln Life 401k annuities segment. Prior to joining Delaware Investments in 1994, Mr. Padilla worked for ten years at The Vanguard Group. Mr. Padilla received a BS degree in Accounting from Lehigh University. He is a CFA charterholder. He is a member of AIMR and the Philadelphia Society of Financial Analysts.

WHO'S WHO?
This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments Funds and the Portfolios.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                          BOARD OF TRUSTEES
INVESTMENT MANAGER                                                                CUSTODIAN
Delaware Management Company                                                       JPMorgan Chase Bank
2005 Market Street                                                                4 Chase Metrotech Center
Philadelphia, PA 19103-7094                   THE FUNDS                           Brooklyn, NY 11245

                              DISTRIBUTOR                              SERVICE AGENT
                              Delaware Distributors, L.P.              Delaware Service Company, Inc.
                              2005 Market Street                       2005 Market Street
                              Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094


                              FINANCIAL INTERMEDIARY WHOLESALER
                              Lincoln Financial Distributors, Inc.
                              2001 Market Street
                              Philadelphia, PA  19103-7055
PORTFOLIO MANAGERS
(see page 23 for details)
                                             SHAREHOLDERS

BOARD OF TRUSTEES A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Portfolios rely on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Portfolio to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD(SM)) rules governing mutual fund sales practices.

FINANCIAL INTERMEDIARY WHOLESALER Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors and other financial intermediaries.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN THE PORTFOLIOS

Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the Portfolios' manager or its affiliates and of securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the Portfolios' manager, or its affiliates and those having client relationships with Delaware Investment Advisers, another series of Delaware Management Business Trust, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; or

o registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes. Use of Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from advisory clients.

HOW TO BUY SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
Complete an investment slip and mail it with your check, made payable to the Portfolio and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the Portfolio in which you want to invest. If you are making an initial purchase by wire, you must call us at 800 510-4015 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

BY EXCHANGE
You can exchange all or part of your investment in one or more Portfolios or funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800 510-4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on a Portfolio's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine a Portfolio's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

FAIR VALUATION

With respect to the portion of the Fund's assets that are invested in other funds that are open-end management investment companies, the Fund's NAV is calculated based upon the NAVs of these funds. The Prospectuses for these funds explain the circumstances under which the companies will use fair value pricing and the effects of fair value pricing.

When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

For the portion of the Fund's assets not invested in other funds, the Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Pricing Committee values Fund assets as described above.

HOW TO REDEEM SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
You can redeem your shares (sell them back to the Portfolio) by mail by writing to: Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8990. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

BY TELEPHONE
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we (or an authorized agent) receive the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

ACCOUNT MINIMUM
If you redeem shares and your account balance falls below $250, a Fund may redeem your account after 60 days' written notice to you.

EXCHANGES
You can exchange all or part of your shares for shares, normally, of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's Prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

FREQUENT TRADING OF FUND SHARES (MARKET TIMING)
The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund's Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds or the Optimum Funds Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Fund also reserves the right to consider other trading patterns as market timing.

Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. This may result in an undesirable situation where a shareholder with an account closed to new purchases could be faced with a costly redemption of Fund shares if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy, including any monitoring procedures and the procedures to close accounts to new purchases established from time to time to effectuate this policy, at any time without notice. Though the implementation of this policy involves judgments that are inherently subjective and involves some selectivity in their application, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will seek to take actions that will detect market timing, we cannot represent that such trading activity can be completely eliminated.

RISKS OF MARKET TIMING. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Fund performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m. Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

TRANSACTION MONITORING PROCEDURES. The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which includes scrutinizing transactions in Fund shares for transactions in violation of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds seek to apply their monitoring procedures to these omnibus account arrangements and to the individual participant level in such accounts. In efforts to discourage market timers in such accounts the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account.

LIMITATIONS ON ABILITY TO DETECT AND CURTAIL MARKET TIMING. Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends for the Portfolios, if any, are paid once a year. Capital gains, if any, are paid once a year. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from a Portfolio is the same whether you reinvest your dividends or receive them in cash. Distributions from a Portfolio's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time a Portfolio held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, a Portfolio may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 1, are deemed to have been paid by a Portfolio and received by shareholders on the earlier of the date paid or December 31 of the prior year.

On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003, which changes the tax rates on certain types of distributions. We urge you to consult your tax advisor about your particular tax situation and how it might be affected by the new tax law. The tax status of your dividends from a Portfolio is the same whether you reinvest your dividends or receive them in cash.

Distributions from a Portfolio's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The new tax law reduces the tax rate on certain qualifying dividends and long-term capital gains.

You also may be subject to state and local taxes on distributions.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES are intended to help you understand the Portfolios' financial performance. All "per share" information reflects financial results for a single Portfolio share. This information has been audited by Ernst & Young LLP, whose report, along with the Portfolios' financial statements, is included in the Portfolios' annual report, which is available upon request by calling 800 523-1918.

---------------------------------------------------------------------- -------------------------------------------------------------
DELAWARE GROWTH ALLOCATION PORTFOLIO                                                       INSTITUTIONAL CLASS
                                                                       -------------------------------------------------------------
                                                                                                                               YEAR
                                                                                                                              ENDED
                                                                       ----------- ------------ ----------- -----------        9/30
                                                                             2004         2003        2002        2001         2000
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
Net asset value, beginning of period
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------

---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
Net investment income(1),(3)
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
Net realized and unrealized gain (loss) on investments
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
Total from investment operations
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------

---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
Net investment income
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
Net realized gain on investments
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
In excess of net realized gain on investments
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
Total dividends and distributions
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------

---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
NET ASSET VALUE, END OF PERIOD
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------

---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
TOTAL RETURN(2)
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------

---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
RATIOS AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
Net assets, end of period (000 omitted)
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
Ratio of expenses to average net assets
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
Ratio of expenses to average net assets prior to expense
    limitation and expenses paid indirectly
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
Ratio of net investment income to average net assets(3)
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
Ratio of net investment income (loss) to average net assets prior to expense limitation and expenses paid indirectly(3)
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
Portfolio turnover
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(3) Net investment income includes short-term capital gain distributions received from the underlying funds.

-------------------------------------------------------------------- --------------------------------------------------------------
DELAWARE BALANCED ALLOCATION PORTFOLIO                                                    INSTITUTIONAL CLASS
                                                                     --------------------------------------------------------------
                                                                                                                               YEAR
                                                                                                                              ENDED
                                                                       ----------- ------------ ----------- -----------        9/30
                                                                             2004         2003        2002        2001         2000
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
Net asset value, beginning of period
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------

-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
Net investment income(1),(3)
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
Net realized and unrealized gain (loss) on investments
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
Total from investment operations
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------

-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
Net investment income
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
Net realized gain on investments
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
Total dividends and distributions
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------

-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
NET ASSET VALUE, END OF PERIOD
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------

-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
TOTAL RETURN(2)
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------

-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
RATIOS AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
Net assets, end of period (000 omitted)
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
Ratio of expenses to average net assets
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
Ratio of net investment income to average net assets(3)
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly(3)
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------
Portfolio turnover
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(3) Net investment income includes short-term capital gain distributions received from the underlying funds.

-------------------------------------------------------------------- --------------------------------------------------------------
DELAWARE INCOME ALLOCATION PORTFOLIO                                                      INSTITUTIONAL CLASS
                                                                     --------------------------------------------------------------
                                                                                                                               YEAR
                                                                                                                              ENDED
                                                                       ----------- ------------ ----------- -----------        9/30
                                                                             2004         2003        2002        2001         2000
---------------------------------------------------------------------- ----------- ------------ ----------- ----------- ------------
-------------------------------------------------------------------- ------------ ------------ ------------ ---------- ------------

-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
Net asset value, beginning of period
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------

-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
Net investment income(1),(3)
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
Net realized and unrealized gain (loss) on investments
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
Total from investment operations
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------

-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
Net investment income
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
Net realized gain on investments
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
Total dividends and distributions
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------

-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
NET ASSET VALUE, END OF PERIOD
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------

-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
TOTAL RETURN(2)
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------

-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
RATIOS AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
Net assets, end of period (000 omitted)
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
Ratio of expenses to average net assets
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
Ratio of net investment income to average net assets(3)
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly(3)
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------
Portfolio turnover
-------------------------------------------------------------------- ------------ ----------- ---------- ---------- ------------

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(3) Net investment income includes short-term capital gain distributions received from the underlying funds.

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, would be listed under "Less dividends and distributions from-Net realized gain on investments."

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

NET ASSETS
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income by average net assets.

PORTFOLIO TURNOVER
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

GLOSSARY

HOW TO USE THIS GLOSSARY

The glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

AMORTIZED COST
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

COST BASIS
The original purchase price of an investment, used in determining capital gains and losses.

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

LEHMAN BROTHERS AGGREGATE BOND INDEX
An index that measures the performance of about 6,500 U.S. corporate and government bonds.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

NASD REGULATIONS, INC. (NASDR(SM))

The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

NET ASSET VALUE (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

NET ASSETS
Net assets for purposes of a fund's 80% Policy means the total value of all assets in the fund's portfolio, minus any liabilities, plus the amount of a fund's borrowings, if any, for investment purposes.

PREFERRED STOCK
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

PRICE-TO-EARNINGS RATIO
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 INDEX
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

UNIFORM GIFT TO MINORS ACT AND UNIFORM TRANSFERS TO MINORS ACT
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

DELAWARE GROWTH ALLOCATION PORTFOLIO
DELAWARE BALANCED ALLOCATION PORTFOLIO
DELAWARE INCOME ALLOCATION PORTFOLIO

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual report to shareholders. In the Portfolios' shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolios' performance during the report period. You can find more detailed information about the Portfolios in the current Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the SAI, the annual or semi-annual report, or if you have any questions about investing in the Portfolios, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 510-4015. You may also obtain additional information about the Portfolio from your financial advisor.

You can find reports and other information about the Portfolios on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Portfolios, including their SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

CLIENT SERVICES REPRESENTATIVE

800 510-4015

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.


Investment Company Act file number: 811-08457

                                                              CUSIP
Delaware Growth Allocation Portfolio                        245918859

Delaware Balanced Allocation Portfolio                      245918800

Delaware Income Allocation Portfolio                        245918404


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)



P-455 [--] PP 01/05

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
GROWTH EQUITY                             A member of Lincoln Financial Group(R)












PROSPECTUS        JANUARY [__], 2005

--------------------------------------------------------------------------------
                           DELAWARE S&P 500 INDEX FUND
                           CLASS A |X| CLASS B |X| CLASS C

































The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND PROFILE                                                PAGE
Delaware S&P 500 Index Fund

HOW WE MANAGE THE FUND                                      PAGE
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

WHO MANAGES THE FUND                                        PAGE
Investment manager and sub-advisor
Portfolio manager
Who's who?

ABOUT YOUR ACCOUNT                                          PAGE
Investing in the Fund
       Choosing a share class
       How to reduce your sales charge
       How to buy shares
       Retirement plans
       How to redeem shares
       Account minimums
       Special services
Dividends, distributions and taxes

CERTAIN MANAGEMENT CONSIDERATIONS                           PAGE

FINANCIAL HIGHLIGHTS                                        PAGE

GLOSSARY                                                    PAGE

PROFILE: DELAWARE S&P 500 INDEX FUND
------------------------------------

WHAT IS THE FUND'S GOAL?
Delaware S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index. Although the Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
Delaware S&P 500 Index Fund will invest primarily in common stock. The Fund intends to invest in all 500 stocks in the Index (commonly known as the S&P 500 Index) in proportion to their weighting in the Index. To the extent that all 500 stocks cannot be purchased, the Fund will purchase a representative sample of the stocks listed in the Index in proportion to their weightings.

Under normal circumstances, at least 80% of the Fund's net assets will be in investments of companies included in the S&P 500 Index. This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a "passive" investment approach, attempting to duplicate the investment performance of its benchmark index through automated statistical analytic procedures.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. The Fund will be affected by declines in stock prices.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page [__].

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE FUND
o  Investors with long-term financial goals.
o  Investors seeking an investment primarily in common stocks.
o  Investors seeking total return.

WHO SHOULD NOT INVEST IN THE FUND
o  Investors with short-term financial goals.
o  Investors whose primary goal is current income.
o  Investors who are unwilling to accept share prices that may fluctuate.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

WHAT ARE THE FUND'S FEES AND EXPENSES?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

---------------------------------------------------------------------------- ----------- ----------- -----------
CLASS                                                                        A           B           C
---------------------------------------------------------------------------- ----------- ----------- -----------
Maximum sales charge (load) imposed on purchases as a percentage of          2.75%       none        none
offering price
---------------------------------------------------------------------------- ----------- ----------- -----------
Maximum contingent deferred sales charge (load) as a percentage of           none(1)     2%(2)       1%(3)
original purchase price or redemption price, whichever is lower
---------------------------------------------------------------------------- ----------- ----------- -----------
Maximum sales charge (load) imposed on reinvested dividends                  none        none        none
---------------------------------------------------------------------------- ----------- ----------- -----------
Redemption fees                                                              none        none        none
---------------------------------------------------------------------------- ----------- ----------- -----------

Annual fund operating expenses are deducted from the Fund's assets.

---------------------------------------------------------------------------- ----------- ----------- -----------
Management fees
---------------------------------------------------------------------------- ----------- ----------- -----------
Distribution and service (12b-1) fees
---------------------------------------------------------------------------- ----------- ----------- -----------
Other expenses
---------------------------------------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses
---------------------------------------------------------------------------- ----------- ----------- -----------
Fee waivers and payments(5)
---------------------------------------------------------------------------- ----------- ----------- -----------
Net expenses
---------------------------------------------------------------------------- ----------- ----------- -----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------- ------------ ------------ ------------------ ------------ -------------------
CLASS(7)                  A            B                  B            C                   C
                                              (IF REDEEMED)                    (IF REDEEMED)
--------------- ------------ ------------ ------------------ ------------ -------------------
1 year
--------------- ------------ ------------ ------------------ ------------ -------------------
3 years
--------------- ------------ ------------ ------------------ ------------ -------------------
5 years
--------------- ------------ ------------ ------------------ ------------ -------------------
10 years
--------------- ------------ ------------ ------------------ ------------ -------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within one year of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 2%, which declines to 1% during the third year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) [Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor has contracted to limit the Class A shares 12b-1 fee through November 30, 2005 to no more than 0.15% of average daily net assets.]
(5) [The investment manager has contracted to waive fees and pay expenses through November 30, 2005 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.40% of average daily net assets.]
(6) [The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.]

(7) Class B converts to Class A shares after approximately five years. Information for years six through 10 reflects expenses of the Class A shares.
                                                                               4

HOW WE MANAGE THE FUND
----------------------

OUR INVESTMENT STRATEGIES
Delaware S&P 500 Index Fund is a stock fund that seeks to track the performance of the S&P 500 Index, which emphasizes large U.S. companies. We employ a passive management strategy by normally investing in all 500 stocks included in the Index. We generally invest in each stock in roughly the same proportion as represented in the Index. We seek to replicate as closely as possible the aggregate risk characteristics and industry diversification of the Index.

Although we intend to invest in all 500 stocks in the Index, there is no predetermined number of stocks that the Fund must hold. S&P may change the composition of the Index from time to time. We will attempt to reflect those changes as soon as practical. The Fund is usually fully invested. We may buy and sell stock index futures, and buy options on stock indexes and on stock index futures to maintain market exposure and manage cash flow.

We do not anticipate that the Fund will be able to invest in all 500 stocks in the Index until it has at least $50 million in assets under management. Until that time, the Fund will purchase a representative sample of the stocks listed in the Index and utilize futures and options in our effort to replicate the total return of the Index.

We may purchase other types of securities, such as Standard & Poor's Depositary Receipts, American Depositary Receipts, high quality short-term debt securities and certain derivatives.

To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the Index is anticipated in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95 (before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between portfolio and index performance). It is anticipated that the correlation of the Fund's performance to that of the Index will increase as the size of the Fund increases. The Fund's ability to achieve significant correlation between its performance and that of the Index may be affected by changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of Fund shares. We will monitor correlation.

Delaware S&P 500 Index Fund's investment objective is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

---------------------------------------------------------------- ----------------------------------------------------------
THE SECURITIES WE TYPICALLY INVEST IN                                                 HOW WE USE THEM

---------------------------------------------------------------- ----------------------------------------------------------
COMMON STOCKS: Securities that represent shares of ownership     We will invest primarily in common stocks.  Generally,
in a corporation. Stockholders participate in the                we will seek to invest in all 500 stocks included in
corporation's profits and losses, proportionate to the number    the S&P 500 Index.
of shares they own.
---------------------------------------------------------------- ----------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS:  ADRs are issued by a U.S. bank    We generally invest only in those ADRs included in the
and represent the bank's holdings of a stated number of shares   S&P 500 Index.
of a foreign corporation.  An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are bought and sold the same as U.S. securities.
---------------------------------------------------------------- ----------------------------------------------------------
FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: Futures      For hedging purposes, we may have the Fund enter into
contracts are agreements for the purchase or sale of a           futures contracts that relate to securities included in
specified quantity of securities or the cash value of an index   the S&P 500 Index or that relate to the Index.  We may
at a specified future date at a price agreed upon when the       also purchase and write call and put options on such
contract is made. Under such contracts no delivery of the        contracts.
actual securities making up the index takes place. Rather,
upon expiration of the contract, settlement is made by
exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at
expiration, after subtracting the variation margin previously paid.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

Certain options and futures may be considered to be derivative securities.
---------------------------------------------------------------- ----------------------------------------------------------
OPTIONS ON SECURITIES AND SECURITIES INDICES: Options            We may write and purchase covered put and call options
represent a right to buy or sell a security at an agreed upon    on securities included in the S&P 500 Index or that
price at a future date.  The purchaser of an option may or may   relate to the Index.  The Fund's option transactions
not choose to go through with the transaction.                   will be conducted so that the total amount paid on
                                                                 premiums for all put and call options outstanding will
Options on securities indices are similar to options on          not exceed 5% of the value of the Fund's total assets.
securities except there is no transfer of a security and         Further, we will not have the Fund write a put or call
settlement is in cash. A call option on a securities index       option or combination thereof if, as a result, the
grants the purchaser of the call, for a premium paid to the      aggregate value of all securities or collateral used to
seller, the right to receive in cash an amount equal to the      cover its outstanding options would exceed 25% of the
difference between the closing value of the index and the        value of the Fund's total assets.
exercise price of the option times a multiplier established by the exchange upon which the option is traded.

Certain options may be considered to be derivative securities.
---------------------------------------------------------------- ----------------------------------------------------------
REPURCHASE AGREEMENTS: An agreement between a buyer, such as     Typically, we use repurchase agreements as a short-term
the Fund, and a seller of securities in which the seller         investment for the Fund's cash position. In order to
agrees to buy the securities back within a specified time at     enter into these repurchase agreements, the Fund must
the same price the buyer paid for them, plus an amount equal     have collateral of 102% of the repurchase price. The
to an agreed upon interest rate. Repurchase agreements are       Fund will only enter into repurchase agreements in which
often viewed as equivalent to cash.                              the collateral is comprised of U.S. government
                                                                 securities.
---------------------------------------------------------------- ----------------------------------------------------------
RESTRICTED SECURITIES: Privately placed securities whose         We may invest in privately placed securities including
resale is restricted under securities law.                       those that are eligible for resale only among certain
                                                                 institutional buyers without registration, commonly
                                                                 known as "Rule 144A Securities."  Restricted securities
                                                                 that are determined to be illiquid may not exceed the
                                                                 Fund's 15% limit on illiquid securities, which is
                                                                 described below.
---------------------------------------------------------------- ----------------------------------------------------------
Illiquid securities: Securities that do not have a ready         We may invest up to 15% of net assets in illiquid
market, and cannot be easily sold within seven days at           securities.
approximately the price that a fund has valued them.
---------------------------------------------------------------- ----------------------------------------------------------

The Fund may also invest in other securities, such as Standard & Poor's Depositary Receipts, high quality short-term debt securities, and certain derivatives. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

LENDING SECURITIES
The Fund may lend up to one-third of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions, if any, may generate additional income for the Fund.

PURCHASING SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily.

BORROWING FROM BANKS
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

PORTFOLIO TURNOVER
We anticipate that securities will be sold from the Fund only to reflect certain changes in its benchmark index (including mergers or changes in the composition of the index) or to accommodate cash flows into and out of the Fund while maintaining the similarity of the Fund to the benchmark index. Accordingly, the turnover rate for the Fund is not expected to be greater than 50%, a turnover rate that is generally lower than for most actively managed investment companies. High turnover rate can result in increased transaction costs and tax liability for investors.

THE RISKS OF INVESTING IN THE FUND
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

------------------------------------------------- --------------------------------------------------------------------
                     RISKS                                           HOW WE STRIVE TO MANAGE THEM
------------------------------------------------- --------------------------------------------------------------------
MARKET RISK is the risk that all or a majority    The Fund is passively managed and seeks to replicate the total
of the securities in a certain market -- like     return of the S&P 500 Index.  We expect that the Fund will move up
the stock or bond market -- will decline in       and down with the performance of the Index. We do not try to
value because of factors such as economic         predict overall stock market movements and though we may hold
conditions, future expectations or investor       securities for any amount of time, we generally do not trade for
confidence.                                       short-term purposes.
------------------------------------------------- --------------------------------------------------------------------
INDUSTRY AND SECURITY RISK is the risk that the   The amount of the Fund's assets invested in any one industry and
value of securities in a particular industry or   in any individual security is limited.
the value of an individual stock or bond will
decline because of changing expectations for
the performance of that industry or for the
individual company issuing the stock.
------------------------------------------------- --------------------------------------------------------------------
FUTURES AND OPTIONS RISK is the possibility       We will use options and futures for hedging purposes.  We will not
that the Fund may experience a significant loss   use futures and options for speculative reasons.
if it employs an options or futures strategy
related to a securities or a market index and
that security or index moves in the opposite
direction from what was anticipated.  Futures
and options also involve additional expenses,
which could reduce any benefit or increase any
loss that the Fund may gain from using the
strategy.
------------------------------------------------- --------------------------------------------------------------------
LIQUIDITY RISK is the possibility that            We limit exposure to illiquid securities.
securities cannot be readily sold within seven
days at approximately the price that a fund has
valued them.
------------------------------------------------- --------------------------------------------------------------------

WHO MANAGES THE FUND

INVESTMENT MANAGER AND SUB-ADVISOR
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. SSgA Funds Management, Inc. ("SSFM"), a subsidiary of State Street Corporation, is the Fund's sub-advisor. As sub-advisor, SSFM is responsible for day-to-day management of the Fund's assets. Delaware Management Company administers the Fund's business affairs and has ultimate responsibility for all investment advisory services for the Fund. Delaware Management Company also supervises the sub-advisor's performance. For their services to the Fund, no fees were paid by the Fund as a percentage of average daily net assets for the fiscal year to Delaware and SSFM after giving effect to expense limitation.

PORTFOLIO MANAGER
DAVID K. CHIN
David is a Principal and Portfolio Manager in the U.S. Structured Products Group at SSgA Funds Management, Inc. He is responsible for managing both U.S. and International funds. Prior to joining State Street in 1999, David was a product analyst in the Analytical Services Group at Frank Russell Company. Before this, he worked at OneSource Information Systems developing investment software. Preceding this, he was affiliated with PanAgora Asset Management in the Research and Development group creating quantitative investment models for international equities. David has been working in the investment management field since 1992. David holds a BS in Management Information Systems from the University of Massachusetts/Boston and an MBA from the University of Arizona.

WHO'S WHO?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments Funds.


                                                         BOARD OF TRUSTEES
INVESTMENT MANAGER                                                                             CUSTODIAN
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     THE FUND                       Brooklyn, NY 11245

SUB-ADVISOR                          DISTRIBUTOR                            SERVICE AGENT
SSgA Funds Management, Inc.          Delaware Distributors, L.P.            Delaware Service Company, Inc.
State Street Financial Center        2005 Market Street                     2005 Market Street
One Lincoln Street                   Philadelphia, PA 19103-7094            Philadelphia, PA 19103-7094
Boston, MA 02111-2900

                                     FINANCIAL INTERMEDIARY WHOLESALER
                                     Lincoln Financial Distributors, Inc.
                                     2001 Market Street
                                     Philadelphia, PA 19103-7055

PORTFOLIO MANAGERS
(see page [__] for details)

                                     FINANCIAL ADVISORS
                                        SHAREHOLDERS

BOARD OF TRUSTEES A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

SUB-DISTRIBUTOR A sub-advisor is a company generally responsible for the management of the fund's assets. Sub-advisors are selected and supervised by the investment manager.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager or sub-advisor to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulations, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

FINANCIAL INTERMEDIARY WHOLESALER Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

FINANCIAL ADVISORS Financial advisors provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN THE FUND
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

CHOOSING A SHARE CLASS

CLASS A
o Class A shares have an up-front sales charge of up to 2.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o If you invest $100,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently set at 0.15%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

CLASS A SALES CHARGES

The following sales charge as a percentage of the amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual percentage will vary on the amount invested, rounding and the then-current NAV. Similarly, the actual sales charge as a percentage of offering price may be different due to the amount invested, rounding and the then-current offering price may be greater or lesser than the percentage shown.

----------------------------------------- ------------------------------------- -------------------------------------------
           AMOUNT OF PURCHASE              SALES CHARGE AS % OF OFFERING PRICE     Sales charge as % of amount invested
----------------------------------------- ------------------------------------- -------------------------------------------
            Less than $100,000                            2.75%                                    2.83%

----------------------------------------- ------------------------------------- -------------------------------------------
               $100,000 but                               2.00%                                    2.05%
              under $250,000

----------------------------------------- ------------------------------------- -------------------------------------------
               $250,000 but                               1.00%                                    1.01%
             under $1 million
----------------------------------------- ------------------------------------- -------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial advisor is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of
1% if you redeem these shares within the first year, unless a specific waiver of charge applies.

----------------------------------------- ------------------------------------- -------------------------------------------
           AMOUNT OF PURCHASE                      SALES CHARGE AS %               Sales charge as % of amount invested
                                                   OF OFFERING PRICE
----------------------------------------- ------------------------------------- -------------------------------------------
      $1 million up to $5 million                         none                                     none
----------------------------------------- ------------------------------------- -------------------------------------------
         Amount over $5 million                           none                                     none
----------------------------------------- ------------------------------------- -------------------------------------------

CLASS B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within three years after you buy them.

o If you redeem Class B shares during the first two years year after you buy them, the shares will be subject to a contingent deferred sales charge of 2%. The contingent deferred sales charge is 1% during the third year and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately five years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o [Approximately five years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30% (currently set at 0.15%). Conversion may occur as late as three months after the fifth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.]

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

DEALER COMPENSATION

Your financial advisor that sells you shares of the Portfolios may be eligible to receive the following amounts as compensation for your investment in the Portfolios. These amounts are paid by the distributor to the securities dealer with whom your financial advisor is associated.

-------------------------------------- --------------- ----------------- ---------------- ----------------
                                          CLASS A*        CLASS B**        CLASS C***       CLASS R****
-------------------------------------- --------------- ----------------- ---------------- ----------------
COMMISSION (%)                               -              4.00%             1.00%              -
-------------------------------------- --------------- ----------------- ---------------- ----------------
Investment up to $49,999                   5.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
$50,000 - $99,999                          4.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
$100,000 - $249,999                        3.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
$250,000 - $499,999                        2.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
$500,000 - $999,999                        1.60%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
$1,000,000 - $4,999,999                    1.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
$5,000,000 - $24,999,999                   0.50%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
$25,000,000 +                              0.25%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
12B-1 FEE TO DEALER                        0.30%            0.25%             1.00%            0.60%
-------------------------------------- --------------- ----------------- ---------------- ----------------

* [On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% 12b-1 fee applicable to Class A shares, however the Distributor has contracted to limit this amount to 0.25% through November 30, 2005.]

** On sales of Class B shares, the Distributor pays your securities dealer an up-front commission of 4.00%. Your securities dealer also may be eligible to receive a 12b-1 of up to 0.25% from the date of purchase. After approximately eight years, Class B shares automatically convert into Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

*** On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

**** On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. Your securities dealer may be eligible to receive a 12b-1 of up to 0.60% from the date of purchase.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO REDUCE YOUR SALES CHARGE
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs.

----------------------------- -------------------------------------- ----------------------------------------------------------
          PROGRAM             HOW IT WORKS                                                    SHARE CLASS
                                                                            A                      B                   C
----------------------------- -------------------------------------- ---------------- -----------------------------------------
Letter of Intent              Through a Letter of Intent you                X         Although the Letter of Intent and
                              agree to invest a certain amount                        Rights of Accumulation do not apply to
                              in Delaware Investments Funds                           the purchase of Class B and C shares,
                              (except money market funds with no                      you can combine your purchase of Class
                              sales charge) over a 13-month                           A shares with your purchase of B and C
                              period to qualify for reduced                           shares to fulfill your Letter of Intent
                              front-end sales charges.                                or qualify for Rights of Accumulation.


----------------------------- -------------------------------------- ---------------- -----------------------------------------
Rights of Accumulation        You can combine your holdings or              X
                              purchases of all funds in the
                              Delaware Investments family
                              (except money market funds with no
                              sales charge) as well as the
                              holdings and purchases of your
                              spouse and children under 21 to
                              qualify for reduced front-end
                              sales charges.
----------------------------- -------------------------------------- ---------------- ------------------------- ---------------
Reinvestment of Redeemed      Up to 12 months after you redeem       For Class A,     For Class B, your         Not
Shares                        shares, you can reinvest the           you will not     account will be           available.
                              proceeds without paying a sales        have to pay      credited with the
                              charge as noted to the right.          an               contingent deferred
                                                                     additional       sales charge you
                                                                     front-end        previously paid on
                                                                     sales charge.    the amount you are
                                                                                      reinvesting. Your
                                                                                      schedule for
                                                                                      contingent deferred
                                                                                      sales charges and
                                                                                      conversion to Class A
                                                                                      will not start over
                                                                                      again; it will pick
                                                                                      up from the point at
                                                                                      which you redeemed
                                                                                      your shares.
----------------------------- -------------------------------------- ---------------- -----------------------------------------
SIMPLE IRA, SEP IRA,          These investment plans may qualify            X         There is no reduction in sales charges
SARSEP, Prototype Profit      for reduced sales charges by                            for Class B or Class C shares for group
Sharing, Pension, 401(k),     combining the purchases of all                          purchases by retirement plans.
SIMPLE 401(k), 403(b)(7),     members of the group. Members of
and 457 Retirement Plans      these groups may also qualify to
                              purchase shares without a
                              front-end sales charge and a
                              waiver of any contingent deferred
                              sales charges.
----------------------------- -------------------------------------- ---------------- -----------------------------------------

HOW TO BUY SHARES

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

BY MAIL
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

BY WIRE
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

BY EXCHANGE
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an Individual Retirement Account (IRA) or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for a Coverdell Education Savings Account (formerly an Education IRA) is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

FAIR VALUATION

When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Pricing Committee values Fund assets as described above.

RETIREMENT PLANS
In addition to being an appropriate investment for your IRA, Roth IRA and Coverdell Education Savings Accounts, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

HOW TO REDEEM SHARES

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

BY MAIL
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

BY TELEPHONE
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we (or an authorized agent) receive the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

ACCOUNT MINIMUMS
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gifts to Minors Act or Uniform Transfer to Minor Act accounts or accounts with automatic investing plans, $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

SPECIAL SERVICES
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

AUTOMATIC INVESTING PLAN
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

DIRECT DEPOSIT
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

ELECTRONIC DELIVERY
With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure environment at any time, from anywhere.

ONLINE ACCOUNT ACCESS
Account access is a password protected area of the Delaware Investments web site that gives you access to your account information and allows you to perform transactions in a secure environment.

WEALTH BUILDER OPTION
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

DIVIDEND REINVESTMENT PLAN
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

EXCHANGES
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MONEYLINE(SM) ON DEMAND SERVICE
Through our MoneyLine(SM) On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MONEYLINE DIRECT DEPOSIT SERVICE
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

SYSTEMATIC WITHDRAWAL PLAN
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

FREQUENT TRADING OF FUND SHARES (MARKET TIMING)
The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund's Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds or the Optimum Funds Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Fund also reserves the right to consider other trading patterns as market timing.

Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. This may result in an undesirable situation where a shareholder with an account closed to new purchases could be faced with a costly redemption of Fund shares if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy, including any monitoring procedures and the procedures to close accounts to new purchases established from time to time to effectuate this policy, at any time without notice. Though the implementation of this policy involves judgments that are inherently subjective and involves some selectivity in their application, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will seek to take actions that will detect market timing, we cannot represent that such trading activity can be completely eliminated.

RISKS OF MARKET TIMING. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Fund performance.

TRANSACTION MONITORING PROCEDURES. The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which includes scrutinizing transactions in Fund shares for transactions in violation of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds seek to apply their monitoring procedures to these omnibus account arrangements and to the individual participant level in such accounts. In efforts to discourage market timers in such accounts the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account.

LIMITATIONS ON ABILITY TO DETECT AND CURTAIL MARKET TIMING. Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

FAIR VALUATION

When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Pricing Committee values Fund assets as described above.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends, if any, are paid quarterly. Capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 1, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003, which changes the tax rates on certain types of distributions. We urge you to consult your tax advisor about your particular tax situation and how it might be affected by the new tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash.

Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The new tax law reduces the tax rate on certain qualifying dividends and long-term capital gains.

You also may be subject to state and local taxes on distributions.

CERTAIN MANAGEMENT CONSIDERATIONS

ABOUT THE S&P 500 INDEX
The S&P 500 Index is composed of 500 common stocks which are chosen by Standard & Poor's to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The Index is structured to approximate the general distribution of industries in the U.S. economy. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's a sponsor or in any way affiliated with the Fund. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 75% of the market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its market capitalization. That is, each security is weighted by its total market value relative to the total market values of all the securities in the Index. Component stocks included in the S&P 500 Index are chosen with the aim of achieving a distribution at the index level representative of the various components of the U.S. GNP and therefore do not represent the 500 largest companies. Aggregate market value and trading activity are also considered in the selection process. A limited percentage of the Index may include foreign securities.

"Standard & Poor's", "S&P", "S&P 500," "Standard & Poor's 500", and "500" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by Delaware Management Holdings, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For more information regarding Standard and Poor's, please see the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

Financial highlights are not provided for the Fund's Class A, Class B and Class C shares because they had not commenced operations as of the close of the Fund's most recent fiscal year.

HOW TO USE THIS GLOSSARY

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

AMORTIZED COST
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMMISSION
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

COST BASIS
The original purchase price of an investment, used in determining capital gains and losses.

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISOR
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

NASD REGULATION, INC. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

NET ASSET VALUE (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

NET ASSETS
Net assets for purposes of a Fund's 80% Policy means the total value of all assets in the Fund's portfolio, minus any liabilities, plus the amount of the Fund's borrowings, if any, for investment purposes.

PREFERRED STOCK
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

PRICE-TO-EARNINGS RATIO
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 INDEX
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

UNIFORM GIFT TO MINORS ACT AND UNIFORM TRANSFERS TO MINORS ACT
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

DELAWARE S&P 500 INDEX FUND

Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the SAI, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 1.202.942.8090.

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern Time:

o    For Fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.


Investment Company Act file number: 811-08457

                     Delaware
                     Investments(SM)
                     --------------------------------------
                     A member of Lincoln Financial Group(R)

P-487 [--] PP 01/05

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

GROWTH EQUITY













PROSPECTUS  JANUARY [__], 2005
--------------------------------------------------------------------------------

            DELAWARE S&P 500 INDEX FUND
            CONSULTANT CLASS - INSTITUTIONAL CLASS





The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND PROFILE                                            page
Delaware S&P 500 Index Fund

HOW WE MANAGE THE FUND                                  page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

WHO MANAGES THE FUND                                    page
Investment manager and sub-advisor
Portfolio manager
Who's who?

ABOUT YOUR ACCOUNT                                      page
Investing in the Fund
How to buy shares
How to redeem shares
Account minimums
Exchanges
Dividends, distributions and taxes
Certain management considerations

FINANCIAL HIGHLIGHTS                                    page

GLOSSARY                                                page

PROFILE: DELAWARE S&P 500 INDEX FUND

WHAT IS THE FUND'S GOAL?
Delaware S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index. Although the Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
Delaware S&P 500 Index Fund will invest primarily in common stock. The Fund intends to invest in all 500 stocks in the Index (commonly known as the S&P 500 Index) in proportion to their weighting in the Index. To the extent that all 500 stocks cannot be purchased, the Fund will purchase a representative sample of the stocks listed in the Index in proportion to their weightings.

Under normal circumstances, at least 90% of the Fund's net assets will be in investments of companies included in the S&P 500 Index. This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a "passive" investment approach, attempting to duplicate the investment performance of its benchmark index through automated statistical analytic procedures.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. The Fund will be affected by declines in stock prices.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page [__].

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE FUND
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking total return.

WHO SHOULD NOT INVEST IN THE FUND
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS THE DELAWARE S&P 500 INDEX FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show the returns for the Fund's Institutional Class Shares for the past four calendar years as well as the average annual returns for one-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.

[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (Institutional)]

YEAR-BY-YEAR TOTAL RETURN (INSTITUTIONAL CLASS)

-------------- ----------- ----------- -----------
         2001        2002        2003        2004
-------------- ----------- ----------- -----------

-------------- ----------- ----------- -----------

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was [__]% for the quarter ended [date] and its lowest return was [__]% for the quarter ended [date].

                                                          AVERAGE ANNUAL RETURNS FOR PERIODS ENDING 12/31/04

------------------------------------------------------------------- --------------- ------------------------
DELAWARE S&P 500 INDEX FUND (INCEPTION 1/12/00)                         1 YEAR             LIFETIME
------------------------------------------------------------------- --------------- ------------------------
Institutional Class return before taxes
------------------------------------------------------------------- --------------- ------------------------
Institutional Class return after taxes on distributions
------------------------------------------------------------------- --------------- ------------------------
Institutional Class return after taxes on distributions and sale of Fund shares
------------------------------------------------------------------- --------------- ------------------------
Consultant Class return before taxes
------------------------------------------------------------------- --------------- ------------------------
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses, or taxes)
------------------------------------------------------------------- --------------- ------------------------

The Fund's returns are compared to the performance of the S&P 500 Composite Stock Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. The index is not a perfect comparison for the Fund because the Fund may invest in fixed-income and international securities, which are not included in the index.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

WHAT ARE THE FUND'S FEES AND EXPENSES?
You do not pay sales charges directly from your investments when you buy or sell shares of the Fund.

------------------------------------------------------- --------------- ---------------
CLASS                                                   CONSULTANT      INSTITUTIONAL
------------------------------------------------------- --------------- ---------------
Maximum sales charge (load) imposed on purchases as a   none            none
percentage of offering price
------------------------------------------------------- --------------- ---------------
Maximum contingent deferred sales charge (load) as a    none            none
percentage of original purchase price or redemption
price, whichever is lower
------------------------------------------------------- --------------- ---------------
Maximum sales charge (load) imposed on reinvested       none            none
dividends
------------------------------------------------------- --------------- ---------------
Redemption fees                                         none            none
------------------------------------------------------- --------------- ---------------
Exchange fees                                           none(1)         none(1)
------------------------------------------------------- --------------- ---------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------- --------------- ---------------
Management fees
------------------------------------------------------- --------------- ---------------
Distribution and service (12b-1) fees
------------------------------------------------------- --------------- ---------------
Other expenses
------------------------------------------------------- --------------- ---------------
Total annual fund operating expenses
------------------------------------------------------- --------------- ---------------
Fee waivers and payments(3)
------------------------------------------------------- --------------- ---------------
Net expenses
------------------------------------------------------- --------------- ---------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------- --------------- ---------------
CLASS                                                   CONSULTANT      INSTITUTIONAL
------------------------------------------------------- --------------- ---------------
1 year
------------------------------------------------------- --------------- ---------------
3 years
------------------------------------------------------- --------------- ---------------
5 years
------------------------------------------------------- --------------- ---------------
10 years
------------------------------------------------------- --------------- ---------------

(1) Exchanges are subject to the requirements of each Delaware Investments fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) [Consultant Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Fund's distributor has contracted to limit the Consultant Class shares' 12b-1 fee through November 30, 2005 to no more than 0.12% of average daily net assets.]
(3) [The investment manager has contracted to waive fees and pay expenses through November 30, 2005 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.40% of average daily net assets.]
(4) [The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.]

HOW WE MANAGE THE FUND

OUR INVESTMENT STRATEGIES
Delaware S&P 500 Index Fund is a stock fund that seeks to track the performance of the S&P 500 Index, which emphasizes large U.S. companies. We employ a passive management strategy by normally investing in all 500 stocks included in the Index. We generally invest in each stock in roughly the same proportion as represented in the Index. We seek to replicate as closely as possible the aggregate risk characteristics and industry diversification of the Index.

Although we intend to invest in all 500 stocks in the Index, there is no predetermined number of stocks that the Fund must hold. S&P may change the composition of the Index from time to time. We will attempt to reflect those changes as soon as practical. The Fund is usually fully invested. We may buy and sell stock index futures. We may also buy options on stock indexes and on stock index futures to maintain market exposure and manage cash flow.

We do not anticipate that the Fund will be able to invest in all 500 stocks in the Index until it has at least $50 million in assets under management. Until that time, the Fund will purchase a representative sample of the stocks listed in the Index and utilize futures and options in our effort to replicate the total return of the Index.

We may purchase other types of securities, such as Standard & Poor's Depositary Receipts, American Depositary Receipts, high quality short-term debt securities and certain derivatives.

To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the Index is anticipated in both rising and falling markets. The Fund will attempt to achieve a correlation of at least 0.95 between the performance of its portfolio and that of the Index (before deduction of Fund expenses). A correlation of 1.00 would represent perfect correlation between portfolio and index performance. It is anticipated that the correlation of the Fund's performance to that of the Index will increase as the size of the Fund increases. The Fund's ability to achieve significant correlation between its performance and that of the Index may be affected by changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of Fund shares. We will monitor correlation.

Delaware S&P 500 Index Fund's investment objective is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

--------------------------------------------------------------- ------------------------------------------------------------
THE SECURITIES WE TYPICALLY INVEST IN                                                 HOW WE USE THEM
--------------------------------------------------------------- ------------------------------------------------------------
COMMON STOCKS: Securities that represent shares of ownership    We will invest primarily in common stocks.  Generally,
in a corporation. Stockholders participate in the               we will seek to invest in all 500 stocks included in the
corporation's profits and losses, proportionate to the number   S&P 500 Index.
of shares they own.
--------------------------------------------------------------- ------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS: ADRs are issued by a U.S. bank    We generally invest only in those ADRs included in the S&P
and represent the bank's holdings of a stated number of         500 Index.
shares of a foreign corporation.  An ADR entitles the holder to all dividends and capital gains earned by the underlying
foreign shares. ADRs are bought and sold the same as U.S.
securities.
--------------------------------------------------------------- ------------------------------------------------------------
FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: Futures     For hedging purposes, we may have the Fund enter into
contracts are agreements for the purchase or sale of a          futures contracts that relate to securities included in
specified quantity of securities or the cash value of an        the S&P 500 Index or that relate to the Index.  We may
index at a specified future date at a price agreed upon when    also purchase and write call and put options on such
the contract is made. Under such contracts no delivery of the   contracts.
actual securities making up the index takes place. Rather,
upon expiration of the contract, settlement is made by
exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at
expiration, after subtracting the variation margin previously paid.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

Certain options and futures may be considered to be
derivative securities.
--------------------------------------------------------------- ------------------------------------------------------------
OPTIONS ON SECURITIES AND SECURITIES INDICES: Options           We may write and purchase covered put and call options on
represent a right to buy or sell a security at an agreed upon   securities included in the S&P 500 Index or that relate to
price at a future date.  The purchaser of an option may or      the Index.  The Fund's option transactions will be
may not choose to go through with the transaction.              conducted so that the total amount paid on premiums for
                                                                all put and call options outstanding will not exceed 5% of
Options on securities indices are similar to options on         the value of the Fund's total assets. Further, we will not
securities except there is no transfer of a security and        have the Fund write a put or call option or combination
settlement is in cash. A call option on a securities index      thereof if, as a result, the aggregate value of all
grants the purchaser of the call, for a premium paid to the     securities or collateral used to cover its outstanding
seller, the right to receive in cash an amount equal to the     options would exceed 25% of the value of the Fund's total
difference between the closing value of the index and the       assets.
exercise price of the option times a multiplier established
by the exchange upon which the option is traded.

Certain options may be considered to be derivative securities.
--------------------------------------------------------------- ------------------------------------------------------------

------------------------------------------------------------- ------------------------------------------------------------
THE SECURITIES WE TYPICALLY INVEST IN                                               HOW WE USE THEM
------------------------------------------------------------- ------------------------------------------------------------

REPURCHASE AGREEMENTS: An agreement between a buyer, such     Typically, we use repurchase agreements as a short-term
as the Fund, and a seller of securities in which the seller   investment for the Fund's cash position. In order to enter
agrees to buy the securities back within a specified time     into these repurchase agreements, the Fund must have
at the same price the buyer paid for them, plus an amount     collateral of at least 102% of the repurchase price. The
equal to an agreed upon interest rate. Repurchase             Fund will only enter into repurchase agreements in which
agreements are often viewed as equivalent to cash.            the collateral is comprised of U.S. government securities.

------------------------------------------------------------- ------------------------------------------------------------
RESTRICTED SECURITIES: Privately placed securities whose      We may invest in privately placed securities including
resale is restricted under securities law.                    those that are eligible for resale only among certain
                                                              institutional buyers without registration, commonly known
                                                              as "Rule 144A Securities."  Restricted securities that are determined to be illiquid may not exceed the Fund's 15%
                                                              limit on illiquid securities, which is described below.
------------------------------------------------------------- ------------------------------------------------------------
ILLIQUID SECURITIES: Securities that do not have a ready      We may invest up to 15% of net assets in illiquid
market, and cannot be easily sold within seven days at        securities.
approximately the price that a fund has valued them.
------------------------------------------------------------- ------------------------------------------------------------

The Fund may also invest in other securities, such as Standard & Poor's Depositary Receipts, high quality short-term debt securities, and certain derivatives. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

LENDING SECURITIES
The Fund may lend up to one-third of its assets to qualified dealers and institutional investors for their use in security transactions. These transactions, if any, may generate additional income for the Fund.

PURCHASING SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily.

BORROWING FROM BANKS
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

PORTFOLIO TURNOVER
We anticipate that securities will be sold from the Fund only to reflect certain changes in its benchmark index (including mergers or changes in the composition of the index) or to accommodate cash flows into and out of the Fund while maintaining the similarity of the Fund to the benchmark index. Accordingly, the turnover rate for the Fund is not expected to be greater than 50%, a turnover rate that is generally lower than for most actively managed investment companies. High turnover rate can result in increased transaction costs and tax liability for investors.

THE RISKS OF INVESTING IN THE FUND
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

-------------------------------------------------------------- -------------------------------------------------------------
                            RISKS                                              HOW WE STRIVE TO MANAGE THEM
-------------------------------------------------------------- -------------------------------------------------------------
MARKET RISK is the risk that all or a majority of the          The Fund is passively managed and seeks to replicate the
securities in a certain market -- like the stock or bond       total return of the S&P 500 Index.  We expect that the Fund
market -- will decline in value because of factors such as     will move up and down with the performance of the Index. We
economic conditions, future expectations or investor           do not try to predict overall stock market movements and
confidence.                                                    though we may hold securities for any amount of time, we
                                                               generally do not trade for short-term purposes.
-------------------------------------------------------------- -------------------------------------------------------------
INDUSTRY AND SECURITY RISK is the risk that the value of       The amount of the Fund's assets invested in any one
securities in a particular industry or the value of an         industry and in any individual security is limited.
individual stock or bond will decline because of changing
expectations for the performance of that industry or for the individual company issuing the stock.
-------------------------------------------------------------- -------------------------------------------------------------
FUTURES AND OPTIONS RISK is the possibility that the Fund      We will use options and futures for hedging purposes.  We
may experience a significant loss if it employs an options     will not use futures and options for speculative reasons.
or futures strategy related to a securities or a market
index and that security or index moves in the opposite
direction from what was anticipated.  Futures and options
also involve additional expenses, which could reduce any
benefit or increase any loss that the Fund may gain from
using the strategy.
-------------------------------------------------------------- -------------------------------------------------------------
LIQUIDITY RISK is the possibility that securities cannot be    We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a fund has valued them.
-------------------------------------------------------------- -------------------------------------------------------------

WHO MANAGES THE FUND

INVESTMENT MANAGER AND SUB-ADVISOR
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. SSgA Funds Management, Inc. ("SSFM"), a subsidiary of State Street Corporation, is the Fund's sub-advisor. As sub-advisor, SSFM is responsible for day-to-day management of the Fund's assets. Delaware Management Company administers the Fund's business affairs and has ultimate responsibility for all investment advisory services for the Fund. Delaware Management Company also supervises the sub-advisor's performance. For their services to the Fund, no fees were paid by the Fund as a percentage of average daily net assets for the fiscal year to Delaware and SSFM after giving effect to expense limitation.

PORTFOLIO MANAGER
DAVID K. CHIN
David is a Principal and Portfolio Manager in the U.S. Structured Products Group at SSgA Funds Management, Inc. He is responsible for managing both U.S. and International funds. Prior to joining State Street in 1999, David was a product analyst in the Analytical Services Group at Frank Russell Company. Before this, he worked at OneSource Information Systems developing investment software. Preceding this, he was affiliated with PanAgora Asset Management in the Research and Development group creating quantitative investment models for international equities. David has been working in the investment management field since 1992. David holds a BS in Management Information Systems from the University of Massachusetts/Boston and an MBA from the University of Arizona.

WHO'S WHO?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments Funds.

                                                         BOARD OF TRUSTEES
INVESTMENT MANAGER                                                                             CUSTODIAN
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     THE FUND                       Brooklyn, NY 11245

SUB-ADVISOR                              DISTRIBUTOR                        SERVICE AGENT
SSgA Funds Management, Inc.              Delaware Distributors, L.P.        Delaware Service Company, Inc.
State Street Financial Center            2005 Market Street                 2005 Market Street
One Lincoln Street                       Philadelphia, PA 19103-7094        Philadelphia, PA 19103-7094
Boston, MA 02111-2900

                                         FINANCIAL INTERMEDIARY WHOLESALER
                                         Lincoln Financial Distributors, Inc.
                                         2001 Market Street
                                         Philadelphia, PA 19103-7055
PORTFOLIO MANAGERS
(see page [__] for details)
                                                         FINANCIAL ADVISORS
                                                            SHAREHOLDERS

BOARD OF TRUSTEES A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Funds to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

SUB-ADVISOR A sub-advisor is a company generally responsible for the management of the fund's assets. Sub-advisors are selected and supervised by the investment manager.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager or sub-advisor to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

FINANCIAL INTERMEDIARY WHOLESALER Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

FINANCIAL ADVISORS Financial advisors provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN THE FUND

CONSULTANT CLASS
o Consultant Class shares may be purchased through financial advisors, including brokers, financial institutions and other entities that have a dealer agreement with the Fund's distributor or a service agreement with the Fund. It is available only to retirement plans administered by Retirement Financial Services, Inc. and rollover individual retirement accounts from such plans.

o Consultant Class shares are not subject to a front-end or contingent deferred sales charge.

o [Consultant Class shares are subject to an annual 12b-1 fee no greater than 0.30% (currently set at 0.12%) of average daily net assets. The 12b-1 fee is typically used to compensate your financial advisor for the ongoing guidance and service he or she provides to you. The 12b-1 plan also allows the Class to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.]

INSTITUTIONAL CLASS
o Institutional Class shares are not subject to a front-end or contingent deferred sales charge.

o   Institutional Class shares are not subject to an annual 12b-1 fee.

Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the Fund's manager or its affiliates and of securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the Fund's manager, or its affiliates and those having client relationships with Delaware Investment Advisers, another series of Delaware Management Business Trust, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; or

o registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes. Use of institutional class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from advisory clients.

HOW TO BUY SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

BY EXCHANGE
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open a Consultant Class account by exchange, call the Shareholder Service Center at 800 523-1918. To open an Institutional Class account by exchange, call a Client Services Representative at 800 510-4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can purchase or exchange Consultant Class shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

There is no minimum purchase requirements for retirement plans. If you are buying Consultant Class shares in an Individual Retirement Account (IRA) or Roth IRA, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for a Coverdell Education Savings Account (formerly an Education IRA) is $500.

There are no minimum purchase requirements for the Institutional Class, but certain eligibility requirements must be satisfied.

The price you pay for shares will depend on when we receive your purchase order. If we (or an authorized agent) receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

FAIR VALUATION

When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Pricing Committee values Fund assets as described above.

HOW TO REDEEM SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account. Institutional Class shareholders may also fax written requests to 267 256-8990.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

BY TELEPHONE
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can redeem Consultant Class shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we (or an authorized agent) receive the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

ACCOUNT MINIMUMS
If you redeem Consultant Class shares and your account balance falls below $1,000 ($250 for IRAs or $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

If you redeem Institutional Class shares and your account balance falls below $250, the Fund may redeem your account after 60 days.

EXCHANGES
You can exchange all or part of your shares, normally, for shares of the same class in another Delaware Investments Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's Prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

In certain circumstances, Class A shares of the Delaware Investments Funds may be subject to a contingent deferred sales charge for up to two years after purchase. This would occur if the fund normally had a front-end sales charge, but the shares were purchased without paying a front-end sales charge and a financial advisor was paid a commission on the purchase. If you purchase Class A shares of another fund in this manner, you may exchange them for shares of the Fund's Consultant or Institutional Class. You will not have to pay the contingent deferred sales charge at the time of the exchange. However, you may have to pay the contingent deferred sales charge if you later redeem your shares of the Fund's A, Consultant Class or Institutional Class or if you exchange them for shares of another fund and then redeem those shares. The time that you are invested in the Fund will count toward the fulfillment of the two-year holding period.

SPECIAL SERVICES
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services to Consultant Class shareholders.

AUTOMATIC INVESTING PLAN
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

DIRECT DEPOSIT
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

WEALTH BUILDER OPTION
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments Funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see above) and require a minimum monthly exchange of $100 per fund.

DIVIDEND REINVESTMENT PLAN
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

MONEYLINE(SM) ON DEMAND SERVICE
Through our MoneyLine(SM) On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

SYSTEMATIC WITHDRAWAL PLAN
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

FREQUENT TRADING OF FUND SHARES (MARKET TIMING)
The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund's Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds or the Optimum Funds Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Fund also reserves the right to consider other trading patterns as market timing.

Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. This may result in an undesirable situation where a shareholder with an account closed to new purchases could be faced with a costly redemption of Fund shares if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy, including any monitoring procedures and the procedures to close accounts to new purchases established from time to time to effectuate this policy, at any time without notice. Though the implementation of this policy involves judgments that are inherently subjective and involves some selectivity in their application, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will seek to take actions that will detect market timing, we cannot represent that such trading activity can be completely eliminated.

RISKS OF MARKET TIMING. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Fund performance.

TRANSACTION MONITORING PROCEDURES. The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which includes scrutinizing transactions in Fund shares for transactions in violation of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds seek to apply their monitoring procedures to these omnibus account arrangements and to the individual participant level in such accounts. In efforts to discourage market timers in such accounts the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account.

LIMITATIONS ON ABILITY TO DETECT AND CURTAIL MARKET TIMING. Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

FAIR VALUATION
When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Pricing Committee values Fund assets as described above.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends, if any, are paid quarterly. Capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 1, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003, which changes the tax rates on certain types of distributions. We urge you to consult your tax advisor about your particular tax situation and how it might be affected by the new tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash.

Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The new tax law reduces the tax rate on certain qualifying dividends and long-term capital gains.

You also may be subject to state and local taxes on distributions.

CERTAIN MANAGEMENT CONSIDERATIONS

ABOUT THE S&P 500 INDEX
The S&P 500 Index is composed of 500 common stocks which are chosen by Standard & Poor's to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The Index is structured to approximate the general distribution of industries in the U.S. economy. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's a sponsor or in any way affiliated with the Fund. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 75% of the market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its market capitalization. That is, each security is weighted by its total market value relative to the total market values of all the securities in the Index. Component stocks included in the S&P 500 Index are chosen with the aim of achieving a distribution at the index level representative of the various components of the U.S. GNP and therefore do not represent the 500 largest companies. Aggregate market value and trading activity are also considered in the selection process. A limited percentage of the Index may include foreign securities.

"Standard & Poor's", "S&P", "S&P 500," "Standard & Poor's 500", and "500" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by Delaware Management Holdings, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For more information regarding Standard and Poor's, please see the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.

---------------------------------------------------------- ----------------------------------------------------------------
                                                                                  CONSULTANT CLASS
                                                           ----------------------------------------------------------------
DELAWARE S&P 500 INDEX FUND                                                                                          PERIOD
                                                                                                    YEAR ENDED   1/12/00(1)
                                                                                                          9/30      THROUGH
                                                                  2004         2003         2002          2001      9/30/00
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
Net asset value, beginning of period
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
Net investment income(2)
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
Net realized and unrealized gain (loss) on investments
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
Total from investment operations
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
Net investment income
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
Net realized gains on investments
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
Total dividends and distributions
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
NET ASSET VALUE, END OF PERIOD
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
TOTAL RETURN(3)
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
RATIOS AND SUPPLEMENTAL DATA:
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
Net assets, end of period (000 omitted)
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
Ratio of expenses to average net assets
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
Ratio of expenses to average net assets prior to
expense limitation and expenses paid indirectly
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
Ratio of net investment income to average net assets
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
Ratio of net investment loss to average net assets prior
to expense limitation and expenses paid indirectly
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------
Portfolio turnover
---------------------------------------------------------- ----------- ------------ ------------ ------------- ------------

---------------------------------------------------------- --------------------------------------------------------------
                                                                                INSTITUTIONAL CLASS
                                                           --------------------------------------------------------------
DELAWARE S&P 500 INDEX FUND                                                                                        PERIOD
                                                                                                   YEAR ENDED  1/12/00(1)
                                                                                                         9/30     THROUGH
                                                                  2004       2003          2002          2001     9/30/00
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
Net asset value, beginning of period
--------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
Net investment income(2)
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
Net realized and unrealized gain (loss) on investments
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
Total from investment operations
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
Net investment income
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
Net realized gains on investments
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
Total dividends and distributions
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
NET ASSET VALUE, END OF PERIOD
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
TOTAL RETURN(3)
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
RATIOS AND SUPPLEMENTAL DATA:
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
Net assets, end of period (000 omitted)
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
Ratio of expenses to average net assets
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
Ratio of expenses to average net assets prior to
expense limitation and expenses paid indirectly
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
Ratio of net investment income to average net assets
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
Ratio of net investment loss to average net assets prior
to expense limitation and expenses paid indirectly
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------
Portfolio turnover
---------------------------------------------------------- ----------- ---------- ------------- ------------- -----------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, would be listed under "Less dividends and distributions-Distributions from net realized gain on investments."

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

NET ASSETS
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income by average net assets.

PORTFOLIO TURNOVER
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

GLOSSARY

HOW TO USE THIS GLOSSARY

The glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

AMORTIZED COST
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMMISSION
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

COST BASIS
The original purchase price of an investment, used in determining capital gains and losses.

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISOR
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

NASD REGULATION, INC. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

NET ASSET VALUE (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

NET ASSETS
Net assets for purposes of a Fund's 80% Policy means the total value of all assets in the Fund's portfolio, minus any liabilities, plus the amount of the Fund's borrowings, if any, for investment purposes.

PREFERRED STOCK
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

PRICE-TO-EARNINGS RATIO
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 COMPOSITE INDEX
The Standard & Poor's Composite 500 Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

UNIFORM GIFT TO MINORS ACT AND UNIFORM TRANSFERS TO MINORS ACT
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

DELAWARE S&P 500 INDEX FUND

Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the SAI, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call the toll-free numbers listed below. You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER (CONSULTANT CLASS)

800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern Time:

o   For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

CLIENT SERVICES REPRESENTATIVE (INSTITUTIONAL CLASS)

800 510-4015

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-08457

--------------------------------- -------------------------- ------------------
Delaware S&P 500 Index            CUSIP                      NASDAQ
Fund Symbols                      -----                      ------
--------------------------------- -------------------------- ------------------
Consultant Class                  246366405                  DSPCX
--------------------------------- -------------------------- ------------------
Institutional Class               246366504                  DSPNX
--------------------------------- -------------------------- ------------------


                     Delaware
                     Investments(SM)
                     --------------------------------------
                     A member of Lincoln Financial Group(R)



PR-491 [--] IVES 01/05

                                                             ---------------------------------------------------------------------
Delaware Investments includes funds with a wide
range of investment objectives.  Stock funds, income         DELAWARE GROUP FOUNDATION FUNDS
funds, national and state-specific tax-exempt funds,
money market funds, global and international funds           ---------------------------------------------------------------------
and closed-end funds give investors the ability to
create a portfolio that fits their personal                  DELAWARE GROWTH ALLOCATION PORTFOLIO
financial goals.  For more information, shareholders         DELAWARE BALANCED ALLOCATION PORTFOLIO
of the Fund Classes should contact their financial           DELAWARE INCOME ALLOCATION PORTFOLIO
advisor or call Delaware Investments at 800 523-1918         DELAWARE S&P 500 INDEX FUND
and shareholders of the Institutional Class should
contact Delaware Investments at 800 510-4015.                ---------------------------------------------------------------------

INVESTMENT MANAGER
Delaware Management Company
2005 Market Street
Philadelphia, PA  19103-7094

SUB-ADVISOR
Delaware S&P 500 Index Fund                                  PART B
SsgA Funds Management, Inc.
Two International Place                                      STATEMENT OF
Boston, MA 02110                                             ADDITIONAL INFORMATION
                                                             ---------------------------------------------------------------------
NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.                                  JANUARY [__], 2005
2005 Market Street
Philadelphia, PA 19103-7094

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS                                                            Delaware
Ernst & Young LLP                                                               Investments(SM)
Two Commerce Square                                                             --------------------------------------
Philadelphia, PA 19103                                                          A member of Lincoln Financial Group(R)

CUSTODIAN
JPMorgan Chase Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

                       STATEMENT OF ADDITIONAL INFORMATION

                               JANUARY [__], 2005

                         DELAWARE GROUP FOUNDATION FUNDS
                      DELAWARE GROWTH ALLOCATION PORTFOLIO
                     DELAWARE BALANCED ALLOCATION PORTFOLIO
                      DELAWARE INCOME ALLOCATION PORTFOLIO
                           DELAWARE S&P 500 INDEX FUND

                               2005 MARKET STREET
                           PHILADELPHIA, PA 19103-7094

        FOR MORE INFORMATION ABOUT THE INSTITUTIONAL CLASS: 800 510-4015

                 FOR PROSPECTUS, PERFORMANCE AND INFORMATION ON
          EXISTING ACCOUNTS OF CLASS A SHARES, CLASS B SHARES, CLASS C
               SHARES, CLASS R SHARES AND CONSULTANT CLASS SHARES:
                             NATIONWIDE 800 523-1918

         DEALER SERVICES: (BROKER/DEALERS ONLY) NATIONWIDE 800 362-7500

         Delaware Group Foundation Funds ("Foundation Funds") is a professionally-managed mutual fund of the series type which currently offers the five series of shares noted above. Each series is referred to individually as a "Fund" or collectively as the "Funds." Each Fund offers Class A Shares, Class B Shares and Class C Shares (together referred to as the "Fund Classes"). Each Fund also offers an Institutional Class (the "Institutional Class"). The Delaware Foundation Funds Growth Allocation Portfolio, the Delaware Foundation Funds Balanced Allocation Portfolio and the Delaware Foundation Funds Income Allocation Portfolio each also offers Class R Shares. In addition, Delaware S&P 500 Index Fund offers Consultant Class Shares. All references to "shares" in this Part B refer to all Classes of shares of Foundation Funds, except where noted.

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses for the Funds dated January [__], 2005, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. [Each Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Reports into this Part B.] The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800 523-1918.

------------------------------------------------- -------- --------------------------------------------------------------- -------
TABLE OF CONTENTS                                    PAGE                                                                    PAGE
------------------------------------------------- -------- --------------------------------------------------------------- -------
COVER PAGE                                                 REDEMPTION AND EXCHANGE
------------------------------------------------- -------- --------------------------------------------------------------- -------
INVESTMENT OBJECTIVES AND POLICIES                         DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS
------------------------------------------------- -------- --------------------------------------------------------------- -------
ACCOUNTING AND TAX ISSUES                                  TAXES
------------------------------------------------- -------- --------------------------------------------------------------- -------
PERFORMANCE INFORMATION                                    INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT
------------------------------------------------- -------- --------------------------------------------------------------- -------
TRADING PRACTICES AND BROKERAGE                            OFFICERS AND TRUSTEES
------------------------------------------------- -------- --------------------------------------------------------------- -------
PURCHASING SHARES                                          GENERAL INFORMATION
------------------------------------------------- -------- --------------------------------------------------------------- -------
INVESTMENT PLANS                                           FINANCIAL STATEMENTS
------------------------------------------------- -------- --------------------------------------------------------------- -------
DETERMINING OFFERING PRICE AND NET ASSET VALUE             APPENDIX A - INVESTMENT OBJECTIVES OF THE FUNDS IN THE
                                                                    DELAWARE INVESTMENTS FAMILY
------------------------------------------------- -------- --------------------------------------------------------------- -------

INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT RESTRICTIONS
         The following restrictions are fundamental policies, which may not be amended without approval of a majority of the outstanding voting securities of the affected Fund, which is the lesser of (i) more than 50% of the outstanding voting securities, or (ii) 67% of the voting securities of the affected Fund present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         Each Fund shall not:
         1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 ("1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit. A Fund may, from time to time, make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission staff interpretation thereof) of its investments in the securities of issuers within various industries or industry groupings.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, a Fund, except as noted, will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. Delaware S&P 500 Index Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, Delaware S&P 500 Index Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         The following are additional non-fundamental investment restrictions for Growth Allocation Portfolio, Balanced Allocation Portfolio and Income Allocation Portfolio:

         A Fund will not:
         1. Invest more than 25% of its total assets in any one industry (including investments in Delaware Investments Funds that concentrate in that industry) provided that there is no limitation with respect to investments in obligations issued or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. For purposes of this restriction, investments in the Delaware Investments Funds will not be deemed to be investments in "investment company" industry.

         2. Make loans other than by the purchase of all or a portion of a publicly or privately distributed issue of bonds, debentures or other debt securities of the types commonly offered publicly or privately and purchased by financial institutions (including repurchase agreements and loan participations), whether or not the purchase was made upon the original issuance of the securities, and except that each Fund may loan its assets (other than shares of the Delaware Investments Funds) to qualified broker/dealers or institutional investors.

         3. Engage in underwriting of securities of other issuers, except that portfolio securities, including securities purchased in private placements, may be acquired under circumstances where, if sold, the Fund might be deemed to be an underwriter under the 1933 Act. No limit is placed on the proportion of the Fund's assets which may be invested in such securities.

         4. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act or any rule or order thereunder or interpretation thereof. Subject to the foregoing, each Fund may engage in short sales, purchase securities on margin, and write put and call options.

         5. Purchase or sell physical commodities or physical commodity contracts, including physical commodity option or futures contracts in a contract market or other futures market.

         6. Purchase or sell real estate; provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

         7. Invest for the purpose of acquiring control of any company. This policy will not prohibit acquisition of a controlling interest in a Delaware Investments Fund.

         8. Invest in securities of other investment companies, except in accordance with the provisions of the 1940 Act in effect at the time of the investment or any rules, regulations, SEC orders or staff positions thereunder.

         9. Invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         10. Purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities. This restriction does not apply to the purchase of futures or options contracts.

INVESTMENT POLICIES AND OTHER INVESTMENTS

GROWTH ALLOCATION PORTFOLIO, BALANCED ALLOCATION PORTFOLIO AND INCOME ALLOCATION PORTFOLIO
         The Funds will invest primarily in open-end investment companies (mutual funds) that are members of the Delaware Investments Family of Funds (individually, a "Delaware Investments Fund" and collectively, the "Delaware Investments Funds") listed below. Pursuant to an Order received from the SEC on April 6, 1998, the Portfolios may, to the extent consistent with their respective investment objectives, invest directly in the same securities and employ the same investment strategies as any of the Underlying Funds, to the extent consistent with each Fund's investment objective stated in the Prospectuses.

         The Delaware Investments Funds include funds investing in U.S. and foreign stocks, bonds and money market instruments. The list of Delaware Investments Funds set forth below may change from time to time, and Delaware Investments Funds may be added or deleted upon the recommendation of the Delaware Management Company (the "Manager") without shareholder approval.

        DELAWARE INVESTMENTS FUNDS AVAILABLE TO THE DELAWARE FOUNDATION FUNDS
        U.S. EQUITIES
        Delaware Growth and Income Fund                                   Delaware REIT Fund
        Delaware Growth Opportunities Fund                                Delaware Focused Value Fund
        Delaware Devon Fund                                                    (formerly Delaware Research Fund)
        Delaware Diversified Growth Fund                                  Delaware Select Growth Fund
        Delaware Diversified Value Fund                                   Delaware Small Cap Value Fund
                                                                          Delaware Technology and Innovation Fund
                                                                          Delaware Trend Fund
                                                                          Delaware U.S. Growth Fund
        INTERNATIONAL EQUITIES
        Delaware Emerging Markets Fund                                    Delaware International Small Cap Value Fund
        Delaware International Value Equity Fund

        FIXED-INCOME
        Delaware American Government Bond Fund                            Delaware High-Yield Opportunities Fund
        Delaware Corporate Bond Fund                                      Delaware Limited-Term Government Fund
        Delaware Delchester Fund
        Delaware Extended Duration Bond Fund

        MONEY MARKET
        Delaware Cash Reserve

         The following investment policies relate to the Delaware Investments Funds, consistent with each fund's investment objective as described in the Prospectuses. In addition, each Fund may engage in these investment instruments and strategies directly pursuant to an order that the Trust received from the SEC.

U.S. GOVERNMENT SECURITIES
         Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("Government Securities") in which the Delaware Investments Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, each Delaware Investments Fund invests in obligations issued by an instrumentality of the U.S. government only if its investment manager determines that the instrumentality's credit risk does not make its securities unsuitable for investment by a Delaware Investments Fund.

MONEY MARKET INSTRUMENTS
         Money market instruments in which the Delaware Investments Funds may invest include U.S. government securities, certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the U.S. and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions, high grade commercial paper and repurchase agreements with respect to the foregoing types of instruments.

         Certain types of money market instruments are described below.

         U.S. Government Securities--Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and Bonds.

         U.S. Government Agency Securities--Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

         Bank Obligations--Certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Delaware Investments Fund to a greater risk of loss. The Delaware Investments Funds will only buy short-term instruments in nations where these risks are minimal. The Delaware Investments Funds will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Delaware Investments Funds.

         Commercial Paper--The Delaware Investments Funds may invest in short-term promissory notes issued by corporations which at the time of purchase are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody's Investors Service, Inc. ("Moody's") and A-1 by Standard & Poor's ("S&P") are the highest investment grade category.

         Corporate Debt--The Delaware Investments Funds may invest in corporate notes and bonds rated A or above. Excerpts from Moody's description of those categories of bond ratings: AAA--judged to be the best quality. They carry the smallest degree of investment risk; AA--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations.

RULE 144A SECURITIES
         The Delaware Investments Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of a Delaware Investments Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Directors/Trustees of a Delaware Investments Fund and its investment manager will continue to monitor the liquidity of that security to ensure that a Delaware Investments Fund's holdings of illiquid securities does not exceed its limit on investments in such securities.

REPURCHASE AGREEMENTS
         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Delaware Investments Funds, if any, would be the difference between the repurchase price and the market value of the security. A Delaware Investments Fund will limit its investments in repurchase agreements to those which the respective investment manager, under the guidelines of the Board of Directors/Trustees of such Delaware Investments Fund, determines to present minimal credit risks and which are of high quality. In addition, each Delaware Investments Fund must have collateral of 102% of the repurchase price, including the portion representing a Delaware Investments Fund's yield under such agreements which is monitored on a daily basis. While the Delaware Investments Funds are permitted to do so, they normally do not invest in repurchase agreements, except to invest cash balances.

         The funds available from the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the funds in the Delaware Investments family jointly to invest cash balances. The Delaware Investments Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

REVERSE REPURCHASE AGREEMENTS
         Certain Delaware Investments Funds are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a Delaware Investments Fund and its agreement to repurchase the security at a specified time and price. A Delaware Investments Fund will maintain in a segregated account with the Custodian cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowings by a Delaware Investments Fund; accordingly, a Delaware Investments Fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by a Delaware Investments Fund creates leverage which increases the Delaware Investments Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a Delaware Investments Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

PORTFOLIO LOAN TRANSACTIONS
         It is the understanding of the respective investment manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Delaware Investments Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Delaware Investments Fund involved; 3) the Delaware Investments Fund must be able to terminate the loan after notice, at any time; 4) the Delaware Investments Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Delaware Investments Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Board of Directors/Trustees of the Delaware Investments Funds know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which a Delaware Investments Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Delaware Investments Fund will only enter into loan arrangements after a review of all pertinent facts by the respective investment manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the respective investment manager.

HIGH-YIELD SECURITIES
         Certain Delaware Investments Funds may invest in, high risk, high yield securities, commonly known as "junk bonds." These securities entail the following risks:

         Volatility of the High-Yield Market. Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in a Delaware Investments Fund's net asset value. At times in the past, uncertainty and volatility in the high-yield market resulted in volatility in certain Delaware Investments Funds' net asset value.

         Redemptions. If, as a result of volatility in the high-yield market or other factors, a Delaware Investments Fund experiences substantial net redemptions of its shares for a sustained period of time (i.e., more shares are redeemed than are purchased), it may be required to sell securities without regard to the investment merits of the securities to be sold. If such Underlying Fund sells a substantial number of securities to generate proceeds for redemptions, its asset base will decrease and its expense ratio may increase.

         Liquidity and Valuation. The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse affect on an Underlying Fund's ability to dispose of particular issues, when necessary, to meet it's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. Such Underlying Fund's privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

         Legislative and Regulatory Action and Proposals. There are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress that could adversely affect the market for high-yield bonds. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield bonds used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchases of high-yield bonds as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for a Portfolio to attain its investment objective.

         Zero-Coupon Bonds and Pay-in-Kind Bonds. Certain Delaware Investments Funds may invest in zero-coupon bonds or pay-in-kind ("PIK) bonds. Zero-coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to a Delaware Investments Fund. Investments in zero-coupon or PIK bonds would require a Delaware Investments Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, a Delaware Investments Fund may be required to sell securities in its portfolio that it otherwise might have continued to hold or borrow. These rules could affect the amount, timing and tax character of income distributed to you by the Fund.

INVESTMENT COMPANY SECURITIES
         Any investments that certain Delaware Investments Funds make in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, a Delaware Investments Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Delaware Investments Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Delaware Investments Fund's total assets in shares of other investment companies. If a Delaware Investments Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to and Delaware Investments Fund's investments in unregistered investment companies. The Delaware Investments Funds may not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on sections 12(d)(1)(F) or (G) of the 1940 Act.

SMALL TO MEDIUM-SIZED COMPANIES
         Certain Delaware Investments Funds invest their assets in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

UNSEASONED COMPANIES
         Certain Delaware Investments Funds may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which a Delaware Investments Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

MORTGAGE-BACKED SECURITIES
         In addition to mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, certain Delaware Investments Funds may also invest its assets in securities issued by certain private, non-government corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

         CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Delaware Investments Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Delaware Investments Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed its limit in such securities.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

         CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Certain Delaware Investments Funds will invest in such private-backed securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

MORTGAGE DOLLAR ROLLS
         Certain Delaware Investments Funds may enter into mortgage "dollar rolls" in which the Delaware Investments Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Dollar roll transactions consist of the sale by a Fund of mortgage-backed securities, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with a Delaware Investments Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Delaware Investments Fund to buy a security. If the broker/dealer to whom a Delaware Investments Fund sells the security becomes insolvent, such Delaware Investments Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that a Delaware Investments Fund is required to repurchase may be worth less than the security that the Delaware Investments Fund originally held, and the return earned by the Delaware Investments Fund with the proceeds of a dollar roll may not exceed transaction costs. The Delaware Investments Fund will place U.S.

government or other liquid, high quality assets in a segregated account in an amount sufficient to cover its repurchase obligation.

ASSET-BACKED SECURITIES
         Certain Delaware Investments Funds may invest a portion of its assets in asset-backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or, in the case of certain Delaware Investments Funds, the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Delaware Investments Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit information and respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

CONVERTIBLE SECURITIES
         Certain Delaware Investments Funds may invest in convertible securities, including corporate debentures, bonds, notes and preferred stocks that may be converted into or exchanged for common stock. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Delaware Investments Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Delaware Investments Fund upon conversion of a convertible security will generally be held for so long as the respective manager anticipates such stock will provide a Delaware Investments Fund with opportunities which are consistent with a Delaware Investments Fund's investment objectives and policies.

         A Delaware Investments Fund may invest not more than 5% of its assets in convertible debentures that are rated below investment grade or are unrated but are determined by its investment manager to be of comparable quality.

Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures. Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

         A Delaware Investments Fund may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market as well as adverse publicity with respect to these securities, may have an adverse impact on market price and a Delaware Investments Fund's ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Delaware Investments Fund to obtain accurate market quotations for purposes of pricing such Delaware Investments Fund's portfolio and calculating its net asset value. The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities are judged by Moody's and S&P to have speculative elements or characteristics; their future cannot be considered as well assured and earnings and asset protection may be moderate or poor in comparison to investment grade securities.

         In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. The market values of securities rated below investment grade tend to be more sensitive to company specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing.

         Certain Delaware Investments Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         Certain Delaware Investments Funds may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS generally have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
         Certain Delaware Investments Funds may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Delaware Investments Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time a Delaware Investments Fund enters into the commitment and no interest accrues to such Delaware Investments Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

COMBINED TRANSACTIONS
         Certain Delaware Investments Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the investment manager, it is in the best interests of a Delaware Investments Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

SWAPS, CAPS, FLOORS AND COLLARS
         Certain Delaware Investments Funds may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Delaware Investments Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Delaware Investments Fund anticipates purchasing at a later date. The Delaware Investments Funds intend to use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Delaware Investments Fund may be obligated to pay. Interest rate swaps involve the exchange by a Delaware Investments Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         A Delaware Investments Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with such Delaware Investments Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment managers and the Delaware Investments Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Delaware Investments Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the investment manager. If there is a default by the counterparty, a Delaware Investments Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

EURODOLLAR INSTRUMENTS
         Certain Delaware Investments Funds may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Delaware Investments Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

"ROLL" TRANSACTIONS
         Certain Delaware Investments Funds may engage in "roll" transactions. A "roll" transaction is the sale of securities together with a commitment (for which a Delaware Investments Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by a Delaware Investments Fund; accordingly, a Delaware Investments Fund will limit its use of these transactions, together with any other borrowings, to no more than one-third of its total assets. A Delaware Investments Fund will segregate liquid assets such as cash, U.S. government securities or other high grade debt obligations in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent an Underlying Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), a Delaware Investments Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of a Delaware Investments Fund's portfolio securities decline while such Delaware Investments Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As a Delaware Investments Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

VARIABLE AND FLOATING RATE NOTES
         Variable rate master demand notes, in which certain Delaware Investments Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. A Delaware Investments Fund will not invest over 5% of its assets in variable rate master demand notes. Because master demand notes are direct lending arrangements between a Delaware Investments Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Delaware Investments Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Delaware Investments Fund will be determined by such Delaware Investments Fund's investment manager under guidelines established by the Board of Directors/Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Delaware Investments Fund's investment policies. In making such determinations, the investment manager will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Delaware Investments Fund, such Delaware Investments Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Delaware Investments Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Delaware Investments Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 10% of a Delaware Investments Fund's total assets only if such notes are subject to a demand feature that will permit such Delaware Investments Fund to demand payment of the principal within seven days after demand by a Delaware Investments Fund. If not rated, such instruments must be found by a Delaware Investments Fund's investment manager under guidelines established by the Board of Directors/Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of the rating symbols of S&P and Moody's used in this paragraph, see the Prospectuses. A Delaware Investments Fund may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

MUNICIPAL SECURITIES
         Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works and other utilities. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "private activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, government-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction, improvement, equipment or repair of privately-operated industrial, distribution, research or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law.

         Information about the financial condition of issuers of Municipal Securities may be less available than about corporations with a class of securities registered under the Securities Exchange Act of 1934 (the "1934 Act").

FOREIGN SECURITIES
         A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This in turn, could reduce a Fund's distributions paid to shareholders.

         Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since a Delaware Investments Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Delaware Investments Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of certain Delaware Investments Funds permit it to enter into forward foreign currency exchange contracts in order to hedge those Delaware Investments Funds' holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         A Delaware Investments Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Delaware Investments Fund's distributions paid to shareholders. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "non-equity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, (the "Code") and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts a Delaware Investments Fund may make or enter into will be subject to the special currency rules described above.

FOREIGN CURRENCY TRANSACTIONS
         Certain Delaware Investments Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Delaware Investments Fund will account for forward contracts by marking to market each day at daily exchange rates.

         When a Delaware Investments Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's assets denominated in such foreign currency, a Delaware Investments Fund's Custodian Bank or subcustodian will place cash or liquid high grade debt securities in a separate account of such Delaware Investments Fund in an amount not less than the value of such Delaware Investments Fund's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Delaware Investments Fund's commitments with respect to such contracts.

DEPOSITARY RECEIPTS
         Certain Delaware Investments Funds may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts ("ADRs") and European and Global Depositary Receipts ("Depositary Receipts"). ADRs are receipts typically issued by a U.S. bank or trust company, while Depositary Receipts are issued by a foreign bank or trust company. ADRs and Depositary Receipts evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs and Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs and Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs and Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR or Depositary Receipt.

OPTIONS
         Certain Delaware Investments Funds may write call options on a covered basis only, purchase call options, write secured put options and purchase put options, and will not engage in option writing strategies for speculative purposes.

         Certain Delaware Investments Funds may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Delaware Investments Fund's ability to effectively hedge its securities.

         COVERED CALL WRITING -- Certain Delaware Investments Funds may write covered call options from time to time on such portion of its portfolio, without limit, as the investment manager determines is appropriate in seeking to obtain a Delaware Investments Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Delaware Investments Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Delaware Investments Fund of writing covered calls is that the Delaware Investments Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security. However, if the security rises in value, a Delaware Investments Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to both options on actual portfolio securities owned by a Delaware Investments Fund and options on stock indices, a Delaware Investments Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Delaware Investments Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Delaware Investments Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Delaware Investments Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Delaware Investments Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Delaware Investments Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         A Delaware Investments Fund will write call options only on a covered basis, which means that the Delaware Investments Fund will own the underlying security subject to the call option at all times during the option period. Unless a closing purchase transaction is effected, a Delaware Investments Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Delaware Investments Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         PURCHASING CALL OPTIONS -- Certain Delaware Investments Funds may purchase call options to the extent that premiums paid by a Delaware Investments Fund do not aggregate more than 2% of that Delaware Investments Fund's total assets. When a Delaware Investments Fund purchases a call option, in return for a premium paid by a Delaware Investments Fund to the writer of the option, such Delaware Investments Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Delaware Investments Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         A Delaware Investments Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. A Delaware Investments Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Delaware Investments Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Delaware Investments Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Delaware Investments Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Delaware Investments Fund may expire without any value to the Delaware Investments Fund.

         WRITING PUT OPTIONS -- A Delaware Investments Fund may also write put options on a secured basis which means that such Delaware Investments Fund will maintain in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Delaware Investments Fund. Secured put options will generally be written in circumstances where the investment manager wishes to purchase the underlying security for a Delaware Investments Fund's portfolio at a price lower than the current market price of the security. In such event, the Delaware Investments Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, a Delaware Investments Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. A Delaware Investments Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

         PURCHASING PUT OPTIONS -- Certain Delaware Investments Funds may invest in put options. A Delaware Investments Fund will, at all times during which it holds a put option, own the security covered by such option.

         Certain Delaware Investments Funds may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Delaware Investments Fund to protect an unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Delaware Investments Fund will lose the value of the premium paid. A Delaware Investments Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Delaware Investments Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, a Delaware Investments Fund may enter into closing sale transactions. A closing sale transaction is one in which a Delaware Investments Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         OVER-THE-COUNTER OPTIONS AND ILLIQUID SECURITIES -- Certain Delaware Investments Funds may deal in over-the-counter ("OTC") options. The Delaware Investments Funds understand the position of the staff of the SEC to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. Certain Delaware Investments Funds and their investment managers disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Delaware Investments Funds have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of the portfolio.

         As part of these procedures certain Delaware Investments Funds will engage in OTC options transactions only with primary dealers that have been specifically approved by the Board of Directors/Trustees, and the investment managers believe that the approved dealers should be agreeable and able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Delaware Investments Fund. A Delaware Investments Fund anticipates entering into written agreements with those dealers to whom such Delaware Investments Fund may sell OTC options, pursuant to which such Delaware Investments Fund would have the absolute right to repurchase the OTC options from such dealers at any time at a price determined pursuant to a formula set forth in certain no action letters published by the SEC staff. A Delaware Investments Fund will not engage in OTC options transactions if the amount invested by the Delaware Investments Fund in OTC options plus, with respect to OTC options written by the Delaware Investments Fund, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with respect to OTC option sales which are not within the scope of such letters), plus the amount invested by the Delaware Investments Fund in illiquid securities, would exceed 15% of the Delaware Investments Fund's total assets. OTC options on securities other than U.S. government securities may not be within the scope of such letters and, accordingly, the amount invested by a Delaware Investments Fund in OTC options on such other securities and the value of the assets used as cover with respect to OTC option sales regarding such non-U.S. government securities will be treated as illiquid and subject to the limitation on a Delaware Investments Fund's net assets that may be invested in illiquid securities.

         OPTIONS ON FOREIGN CURRENCIES -- Certain Delaware Investments Funds may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Delaware Investments Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Delaware Investments Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Delaware Investments Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to a Delaware Investments Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Delaware Investments Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         A Delaware Investments Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Delaware Investments Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Delaware Investments Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Delaware Investments Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and a Delaware Investments Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Delaware Investments Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

         Certain Delaware Investments Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Delaware Investments Fund is "covered" if the Delaware Investments Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian
Bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Delaware Investments Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by a Delaware Investments Fund in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its Custodian Bank.

         With respect to writing put options, at the time the put is written, a Delaware Investments Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Delaware

Investments Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or a Delaware Investments Fund has purchased a closing put of the same series as the one previously written.

         In order to comply with the securities laws of one state, a Delaware Investments Fund will not write put or call options if the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold exceed 25% of the Delaware Investments Fund's net assets. Should state laws change or a Delaware Investments Fund receives a waiver of their application for, the Delaware Investments Funds reserve the right to increase this percentage.

         OPTIONS ON STOCK INDICES -- A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Delaware Investments Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Delaware Investments Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 (R) Composite Stock Price Index ("S&P 500") or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 (R) Composite Stock Price Index ("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

         The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in a Delaware Investments Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Delaware Investments Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Since a Delaware Investments Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Delaware Investments Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. Accordingly, successful use of options on stock indices will be subject to the investment manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Delaware Investments Fund's ability to effectively hedge its securities. A Delaware Investments Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         The Delaware Investments Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

FUTURES
         Certain Delaware Investments Funds may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Delaware Investments Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Delaware Investments Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at a Delaware Investments Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by a Delaware Investments Fund to, or drawn by the Delaware Investments Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         In addition, when a Delaware Investments Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its Custodian Bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Delaware Investments Fund with respect to such futures contracts.

         Certain Delaware Investments Funds may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Delaware Investments Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Delaware Investments Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Delaware Investments Fund would increase at approximately the same rate, thereby keeping the net asset value of such Delaware Investments Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Delaware Investments Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and such Delaware Investments Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Delaware Investments Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Delaware Investments Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Delaware Investments Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Delaware Investments Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Delaware Investments Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which such Delaware Investments Fund intends to purchase.

         If a put or call option a Delaware Investments Fund has written is exercised, such Delaware Investments Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Delaware Investments Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Delaware Investments Fund will purchase a put option on a futures contract to hedge such Delaware Investments Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, a Delaware Investments Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Delaware Investments Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Delaware Investments Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Delaware Investments Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Delaware Investments Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Delaware Investments Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
         Certain Delaware Investments Funds may enter into futures contracts on stocks and stock indices, purchase and sell options on such futures, and enter into closing transactions with respect to those activities. A futures contract may be purchased and sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction.

         When a Delaware Investments Fund enters into a futures transaction, it must deliver to the futures commission merchant selected an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at a Delaware Investments Fund's custodian bank. Thereafter, a "variation margin" may be paid by a Delaware Investments Fund to, or drawn by the Delaware Investments Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take, as the case may be, delivery of the securities or cash value of the index underlying the contractual obligations. At the time such transaction is effected, a final determination of variation margin is made and any loss experienced by a Delaware Investments Fund must be paid to the contract market clearing house while any profit due to the Delaware Investments Fund must be delivered to it.

         Positions taken in futures markets are not normally held to maturity, but instead liquidated through offsetting transactions which may result in a profit or a loss. While a Delaware Investments Fund's futures contracts on securities will usually be liquidated in this manner, the Delaware Investments Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so. The clearing house associated with the market on which futures on the securities are traded guarantees that, if still open, the sale or purchase will be performed on settlement date.

         A Delaware Investments Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Delaware Investments Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities in the portfolio owned by a Delaware Investments Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Delaware Investments Fund would increase at approximately the same rate, thereby keeping the net asset value of the Delaware Investments Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Delaware Investments Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Delaware Investments Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Delaware Investments Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Delaware Investments Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Delaware Investments Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Delaware Investments Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which such Delaware Investments Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option which a Delaware Investments Fund has written is exercised, such Delaware Investments Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Delaware Investments Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Delaware Investments Fund will purchase a put option on a futures contract to hedge such Delaware Investments Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, a Delaware Investments Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Delaware Investments Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, such Delaware Investments Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if a Delaware Investments Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Delaware Investments Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Delaware Investments Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

SHORT SALES AGAINST THE BOX
         Certain Delaware Investments Funds may make short sales "against the box." Whereas a short sale is the sale of a security a Delaware Investments Fund does not own, a short sale is against the box if at all times during which the short position is open, such Delaware Investments Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
         The Delaware Investments Funds' dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Delaware Investments Fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest or dividends receivable and fund expenses. Position hedging is the sale of a foreign currency with respect to portfolio security positions denominated or quoted in that currency. A Delaware Investments Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of a forward contract) of securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

         When a Delaware Investments Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Delaware Investments Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, such Delaware Investments Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, a Delaware Investments Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         Additionally, when the investment advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Delaware Investments Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of the Delaware Investments Fund denominated in such foreign currency.

         Certain Delaware Investments Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by these Funds.

         In connection with purchases and sales of securities denominated in foreign currencies, a Delaware Investments Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The investment manager expects to enter into settlement hedges in the normal course of managing the Delaware Investments Funds' foreign investments. The Delaware Investments Funds could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the investment manager.

         Certain Delaware Investments Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Delaware Investments Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge (sometimes referred to as a "position hedge") would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Delaware Investments Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodian account to cover currency forward contracts. As required by SEC guidelines, certain Delaware Investments Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Delaware Investments Funds will not segregate assets to cover forward contracts, including settlement hedges, position hedges and proxy hedges. Successful use of forward currency contracts will depend on the investment manager's skill in analyzing and predicting currency values. Forward contracts may substantially change a Delaware Investments Fund's investment exposure to changes in currency exchange rates, and could result in losses to a Delaware Investments Fund if currencies do not perform as the investment manager anticipates. For example, if a currency's value rose at a time when the investment manager had hedged a Delaware Investments Fund by selling that currency in exchange for dollars, the Delaware Investments Fund would be unable to participate in the currency's appreciation. If the investment manager hedges currency exposure through proxy hedges, a Delaware Investments Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the investment manager increases a Delaware Investments Fund's exposure to a foreign currency, and that currency's value declines, a Delaware Investments Fund will realize a loss. There is no assurance that the investment manager's use of forward currency contracts will be advantageous to the Delaware Investments Funds or that it will hedge at an appropriate time.

FOREIGN CURRENCY CONVERSION
         Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Delaware Investments Fund at one rate, while offering a lesser rate of exchange should such Delaware Investments Fund desire to resell that currency to the dealer.

CONCENTRATION
         In applying a Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) asset backed securities will be classified according to the underlying assets securing such securities; and (iv) investments in the Delaware Investments Funds will not be deemed to be investments in the "investment company" industry.

OTHER INVESTMENTS - DELAWARE S&P 500 INDEX FUND

U.S. GOVERNMENT SECURITIES
         U.S. Government securities include U.S. Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the U.S. Government and its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the U.S. Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

REPURCHASE AGREEMENTS
         The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, the Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Fund's sub-advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

REVERSE REPURCHASE AGREEMENTS
         The Fund may enter into reverse repurchase agreements under the circumstances. In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

FORWARD COMMITMENTS
         The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause the Fund to miss an advantageous price or yield. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

WHEN-ISSUED TRANSACTIONS
         The Fund may purchase securities on a when-issued basis. In these transactions, the Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable securities equal in value to its when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuation in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will invest no more than 25% of its net assets in when-issued securities.

ILLIQUID SECURITIES
         The Fund will not invest more than 15% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

VARIABLE AMOUNT MASTER DEMAND NOTES
         Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

SECURITIES LENDING
         The Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or U.S. Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Fund's sub-advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

FUTURES CONTRACTS AND OPTIONS ON FUTURES
         For hedging purposes, including protecting the price or interest rate of a security that the Fund intends to buy, the Fund may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts.

         A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

         Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Fund is required to deposit an initial margin with its custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor its futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

         Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

         When trading futures contracts, the Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

         There are certain investment risks in using futures contracts and options as a hedging technique. Such risks may include: (1) the inability to close out a futures contract or option caused by the non-existence of a liquid secondary market; and (2) an imperfect correlation between price movements of the futures contracts or option with price movements of the portfolio securities or securities index subject to the hedge.

OPTIONS ON SECURITIES AND SECURITIES INDICES
         The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the Fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

         The Fund may purchase or sell options on securities indices that are comprised of securities in which the Fund may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

CASH RESERVES
         For defensive purposes, the Fund may temporarily invest, without limitation, in high quality short-term fixed-income securities. These securities include obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. When using this strategy, the weighted average maturity of securities held by the Fund will decline, and thereby possibly cause its yield to decline as well.

AMERICAN DEPOSITARY RECEIPTS (ADRS)
         The Fund may invest in securities of foreign issuers in the form of ADRs and similar instruments, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. In general, there is a large liquid market in the U.S. for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject. For purposes of the Fund's investment policies, the Fund's investments in ADRs and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

         Investment in securities of non-U.S. issuers and securities involve investment risks that are different from those of U.S. issuers, including: uncertain future political, diplomatic and economic developments; possible imposition of exchange controls or other governmental restrictions; less publicly available information; lack of uniform accounting, auditing and financial reporting standards, practices and requirements; lower trading volume, less liquidity and more volatility for securities; less government regulation of securities exchanges, brokers and listed companies; political or social instability; and the possibility of expropriation or confiscatory taxation, each of which could adversely affect investments in such securities. ADRs are subject to all of the above risks, except the imposition of exchange controls, and currency fluctuations during the settlement period.

PREFERRED STOCKS
         Preferred stock, unlike common stock, generally confers a stated dividend rate payable from the corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, fixed, participating, auction rate or other. If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline either absolutely or relative to alternative investments. Preferred stock may have mandatory sinking fund provisions, as well as provisions that allow the issuer to call or redeem the stock. The rights to payment of preferred stocks are generally subordinate to rights associated with a corporation's debt securities.

EQUITY SWAPS
         Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. The Fund's sub-advisor will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines.

INVESTMENT GRADE BONDS
         The Fund may invest in corporate notes and bonds which are rated investment grade by a Nationally recognized statistical rating organization ("NRSRO") or, if unrated, are determined by the Fund's sub-advisor to be of comparable quality. Investment grade securities include securities rated Baa3 by Moody's or BBB- by S&P (and securities of comparable quality), which securities have speculative characteristics.

TOTAL RATE OF RETURN SWAPS
         The Fund may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. The Advisor will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines.

DEBT SECURITIES
         The Fund may also invest temporarily in investment grade debt securities for defensive purposes. The Fund may invest in convertible debt securities.

PURCHASE OF OTHER INVESTMENT COMPANY FUNDS
         To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of other investment companies that have substantially similar investment objectives and policies.

CONCENTRATION
         In applying the Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

INFORMATION ABOUT STANDARD & POOR'S
         The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Delaware Management Holdings, Inc. is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to Delaware Management Holdings, Inc. or the Fund. S&P has no obligation to take the needs of Delaware Management Holdings, Inc. or shareholders of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of share prices of the Fund or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY DELAWARE MANAGEMENT HOLDINGS, INC., SHAREHOLDERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


ACCOUNTING AND TAX ISSUES

         When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Fund's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the section of the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund sells the put option, it realizes a short-term or long-term capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

         OPTIONS ON CERTAIN STOCK INDICES -- Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

         OTHER TAX REQUIREMENTS -- Each Fund has qualified or intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. The Trustees reserve the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

         In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

         (i) A Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

         (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

         (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

         The Code requires each Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year, 98% of its capital gain net income earned during the 12 month period ending October 31, and 100% of any undistributed amounts from the prior year to you by December 31 of each year in order to avoid federal excise tax. Each Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         When a Fund holds an option or contract which substantially diminishes the risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, possibly resulting in deferral of losses, adjustments in the holding periods and conversion of short-term capital losses into long-term capital losses.

         Under rules relating to "Constructive Sales Transaction", a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Fund generally will be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         INVESTMENT IN FOREIGN CURRENCIES AND FOREIGN SECURITIES -- The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures or forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.

         If a Fund's Section 988 losses exceed a Fund's other investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

         Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANY SECURITIES -- The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distributions might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, under another election that involves marking-to-market a Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), unrealized gains would be treated as though they were realized. A Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at a Fund level under the PFIC rules generally would be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

NON-DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

         The Fund has adopted a policy generally prohibiting providing portfolio holdings to any person until after thirty calendar days have passed. We post a list of the Fund's portfolio holdings monthly, with a thirty day lag, on the Fund's website, www.delawarefunds.com. In addition, on a ten day lag, we also make available a month-end summary listing of the number of the Fund's securities, country and asset allocations, and top ten securities and sectors by percentage of holdings for the Fund. This information is available publicly to any and all shareholders free of charge once posted on the website by calling 1-800-__________.

Other entities, including institutional investors and intermediaries that distribute the Fund's shares, are generally treated similarly and are not provided with the Fund's portfolio holdings in advance of when they are generally available to the public. Third-party service providers and affiliated persons of the Fund are provided with the Fund's portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds.

Third-party rating agencies and consultants who have signed agreements ("Non-Disclosure Agreements") with the Fund or the Manager may receive portfolio holdings information more quickly than the thirty day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Fund's portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Fund, the Manager nor any affiliate receive any compensation or consideration with respect to these agreements.

Non-Disclosure Agreements must be approved by a member of the Manager's Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Fund's Chief Compliance Officer prior to such use

PERFORMANCE INFORMATION

         From time to time, each Fund may state its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life of fund, periods, as applicable. Each Fund may also advertise aggregate and average total return information of its Classes over additional periods of time. In addition, each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

         In presenting performance information for Class A Shares, the Limited CDSC, or other CDSC, applicable only to certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectus for the Fund Classes for a description of the Limited CDSC, or other CDSC, and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                         n
                                 P(1 + T)  = ERV

        Where:      P =  a hypothetical initial purchase order of $1,000 from
                         which, in the case of Class A Shares only, the maximum front-end sales charge is deducted;

                    T =  average annual total return;

                    n =  number of years; and

                  ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will reflect, as applicable, the maximum sales charge, or CDSC, paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representative of the results which may be realized from an investment in the Funds in the future.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         The performance of the Classes shown below, is the average annual total return quotations through September 30, 2003, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The average annual total return for the Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. The average annual total return for Class B and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at September 30, 2003. The average annual total return for Class B and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at September 30, 2003, and therefore does not reflect the deduction of a CDSC. Stock prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

         Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

         The average annual return for each Class (except Class R) is shown for the 1 year and lifetime periods ending September 30, 2004. If a Class has not been in existence for a full 1 year, 5 year or 10 year period, then Lifetime returns are shown. Lifetime returns are not shown if performance information exists for the 10 year period. No return information is currently provided for Class R.

                           AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------- ----------------- ----------------- -----------------
                                                                                                  Lifetime
                                                            1 year ended     5 years ended         through
GROWTH ALLOCATION PORTFOLIO(1)                               9/30/2004         9/30/2004          9/30/2004
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS A AT OFFER BEFORE TAXES
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS A AT OFFER AFTER TAXES ON DISTRIBUTIONS
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS A AT OFFER AFTER TAXES ON DISTRIBUTIONS AND SALE
OF FUND SHARES
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS A AT NAV BEFORE TAXES
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS B INCLUDING CDSC BEFORE TAXES(2)
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS B INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS(2)
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS B INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS AND
SALE OF FUND SHARES(2)
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS B EXCLUDING CDSC BEFORE TAXES(2)
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS C INCLUDING CDSC BEFORE TAXES
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS C INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS C INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS AND
SALE OF FUND SHARES
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS C EXCLUDING CDSC BEFORE TAXES
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS R BEFORE TAXES
(INCEPTION 6/2/2003)
--------------------------------------------------------- ----------------- ----------------- -----------------
INSTITUTIONAL CLASS BEFORE TAXES
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
INSTITUTIONAL CLASS AFTER TAXES ON DISTRIBUTIONS
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
INSTITUTIONAL CLASS AFTER TAXES ON DISTRIBUTIONS AND
SALE OF FUND SHARES
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------

--------------------------------------------------------- ----------------- ----------------- -----------------
                                                                                                 Lifetime
                                                            1 year ended     5 years ended        through
BALANCED ALLOCATION PORTFOLIO(1)                             9/30/2004         9/30/2004         9/30/2004
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS A AT OFFER BEFORE TAXES
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS A AT OFFER AFTER TAXES ON DISTRIBUTIONS
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS A AT OFFER AFTER TAXES ON DISTRIBUTIONS AND
SALE OF FUND SHARES
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS A AT NAV BEFORE TAXES
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS B INCLUDING CDSC BEFORE TAXES(2)
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS B INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS(2)
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS B INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS AND
SALE OF FUND SHARES(2)
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS B EXCLUDING CDSC BEFORE TAXES(2)
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS C INCLUDING CDSC BEFORE TAXES
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS C INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS C INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS AND
SALE OF FUND SHARES
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS C EXCLUDING CDSC BEFORE TAXES
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
CLASS R BEFORE TAXES
(INCEPTION 6/2/2003)
--------------------------------------------------------- ----------------- ----------------- -----------------
INSTITUTIONAL CLASS BEFORE TAXES
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
INSTITUTIONAL CLASS AFTER TAXES ON DISTRIBUTIONS
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------
INSTITUTIONAL CLASS AFTER TAXES ON DISTRIBUTIONS AND
SALE OF FUND SHARES
(INCEPTION 12/31/1997)
--------------------------------------------------------- ----------------- ----------------- -----------------

-------------------------------------------------------- ----------------- ----------------- -----------------
                                                                                                 Lifetime
                                                           1 year ended     5 years ended         through
INCOME ALLOCATION PORTFOLIO(1)                              9/30/2004         9/30/2004          9/30/2004
-------------------------------------------------------- ----------------- ----------------- -----------------
CLASS A AT OFFER BEFORE TAXES
(INCEPTION 12/31/1997)
-------------------------------------------------------- ----------------- ----------------- -----------------
CLASS A AT OFFER AFTER TAXES ON DISTRIBUTIONS
(INCEPTION 12/31/1997)
-------------------------------------------------------- ----------------- ----------------- -----------------
CLASS A AT OFFER AFTER TAXES ON DISTRIBUTIONS AND SALE
OF FUND SHARES
(INCEPTION 12/31/1997)
-------------------------------------------------------- ----------------- ----------------- -----------------
CLASS A AT NAV BEFORE TAXES
(INCEPTION 12/31/1997)
-------------------------------------------------------- ----------------- ----------------- -----------------
CLASS B INCLUDING CDSC BEFORE TAXES(2)
(INCEPTION 12/31/1997)
-------------------------------------------------------- ----------------- ----------------- -----------------
CLASS B INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS(2)
(INCEPTION 12/31/1997)
-------------------------------------------------------- ----------------- ----------------- -----------------
CLASS B INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES(2)
(INCEPTION 12/31/1997)
-------------------------------------------------------- ----------------- ----------------- -----------------
CLASS B EXCLUDING CDSC BEFORE TAXES(2)
(INCEPTION 12/31/1997)
-------------------------------------------------------- ----------------- ----------------- -----------------
CLASS C INCLUDING CDSC BEFORE TAXES
(INCEPTION 12/31/1997)
-------------------------------------------------------- ----------------- ----------------- -----------------
CLASS C INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS
(INCEPTION 12/31/1997)
-------------------------------------------------------- ----------------- ----------------- -----------------
CLASS C INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES
(INCEPTION 12/31/1997)
-------------------------------------------------------- ----------------- ----------------- -----------------
CLASS C EXCLUDING CDSC BEFORE TAXES
(INCEPTION 12/31/1997)
-------------------------------------------------------- ----------------- ----------------- -----------------
CLASS R BEFORE TAXES
(INCEPTION 6/2/2003)
-------------------------------------------------------- ----------------- ----------------- -----------------
INSTITUTIONAL CLASS BEFORE TAXES
(INCEPTION 12/31/1997)
-------------------------------------------------------- ----------------- ----------------- -----------------
INSTITUTIONAL CLASS AFTER TAXES ON DISTRIBUTIONS
(INCEPTION 12/31/1997)
-------------------------------------------------------- ----------------- ----------------- -----------------
INSTITUTIONAL CLASS AFTER TAXES ON DISTRIBUTIONS AND
SALE OF FUND SHARES
(INCEPTION 12/31/1997)
-------------------------------------------------------- ----------------- ----------------- -----------------

-------------------------------------------------------- ----------------- ----------------- ----------------
                                                                                               Lifetime
DELAWARE S&P 500 INDEX FUND                              1 year ended      5 years ended        through
(INCEPTION FOR ALL CLASSES 1/12/2000)(1)                   9/30/2004         9/30/2004         9/30/2004
-------------------------------------------------------- ----------------- ----------------- ----------------
CONSULTANT CLASS BEFORE TAXES
-------------------------------------------------------- ----------------- ----------------- ----------------
CONSULTANT CLASS AFTER TAXES ON DISTRIBUTIONS
-------------------------------------------------------- ----------------- ----------------- ----------------
CONSULTANT CLASS AFTER TAXES ON DISTRIBUTIONS AND
SALE OF FUND SHARES
-------------------------------------------------------- ----------------- ----------------- ----------------
INSTITUTIONAL CLASS BEFORE TAXES
-------------------------------------------------------- ----------------- ----------------- ----------------
INSTITUTIONAL CLASS AFTER TAXES ON DISTRIBUTIONS
-------------------------------------------------------- ----------------- ----------------- ----------------
INSTITUTIONAL CLASS AFTER TAXES ON DISTRIBUTIONS AND
SALE OF FUND SHARES
-------------------------------------------------------- ----------------- ----------------- ----------------

(1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Sub-Advisory Agreement for information regarding expense caps for the Funds. In the absence of such voluntary waivers, performance would have been affected negatively.
(2) Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter. The above figures have been calculated using this new schedule. For the period November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase
         (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated November 30, 2001 included an Average Annual Total Return table with figures calculated using this old schedule.

         From time to time, a Fund may also quote each Class' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Class) may be compared to data prepared by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. or to the S&P 500 or the Dow Jones Industrial Average.

         Lipper maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The Russell 2000 Index TR is a total return weighted index which is comprised of 2,000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index and is calculated on a monthly basis. The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as National Market System traded foreign common stocks and American Depositary Receipts. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         In addition, the performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Coverdell Education Savings Accounts) and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other funds, products and services.

         The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for the Classes shown below through September 30, 2004. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Past performance is no guarantee of future results.

------------------------------------------------------------------------------------------------------------------------------------
                                                     CUMULATIVE TOTAL RETURNS(1)
------------------------------------------------------------------------------------------------------------------------------------
                                    3 MONTHS      6 MONTHS       9 MONTHS       1 YEAR        3 YEARS       5 YEARS
                                      ENDED         ENDED         ENDED         ENDED          ENDED          ENDED       LIFE OF
GROWTH ALLOCATION PORTFOLIO(2)     9/30/2004      9/30/2004     9/30/2004     9/30/2004      9/30/2004      9/30/2004      FUND
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------
Class A (at offer)
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------
Class A (at NAV)
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------
Class B (including CDSC)
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------
Class B (excluding CDSC)
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------
Class C (including CDSC)
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------
Class C (excluding CDSC)
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------
Class R
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------
Institutional Class
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------

---------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- ----------
                                    3 MONTHS       6 MONTHS       9 MONTHS       1 YEAR       3 YEARS         5 YEARS
                                      ENDED          ENDED         ENDED         ENDED          ENDED          ENDED       LIFE OF
BALANCED ALLOCATION PORTFOLIO(2)    9/30/2004      9/30/2004     9/30/2004     9/30/2004      9/30/2004      9/30/2004      FUND
---------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- ----------
Class A (at offer)
---------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- ----------
Class A (at NAV)
---------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- ----------
Class B (including CDSC)
---------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- ----------
Class B (excluding CDSC)
---------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- ----------
Class C (including CDSC)
---------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- ----------
Class C (excluding CDSC)
---------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- ----------
Class R
---------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- ----------
Institutional Class
---------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- ----------

--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------
                                   3 MONTHS       6 MONTHS       9 MONTHS      1 YEAR        3 YEARS         5 YEARS
                                     ENDED          ENDED         ENDED         ENDED         ENDED           ENDED        LIFE OF
INCOME ALLOCATION PORTFOLIO(2)     9/30/2004      9/30/2004     9/30/2004     9/30/2004      9/30/2004      9/30/2004       FUND
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------
Class A (at offer)
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------
Class A (at NAV)
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------
Class B (including CDSC)
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------
Class B (excluding CDSC)
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------
Class C (including CDSC)
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------
Class C (excluding CDSC)
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------
Class R
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------
Institutional Class
--------------------------------- ------------- -------------- ------------- ------------- --------------- ------------- -----------

--------------------------------- ------------- -------------- ------------- ------------- --------------- --------------
                                   3 MONTHS       6 MONTHS      9 MONTHS       1 YEAR         3 YEARS
                                     ENDED          ENDED         ENDED         ENDED          ENDED          LIFE OF
DELAWARE S&P 500 INDEX FUND(3)     9/30/2004      9/30/2004     9/30/2004     9/30/2004      9/30/2004          FUND
--------------------------------- ------------- -------------- ------------- ------------- --------------- --------------
Consultant Class
--------------------------------- ------------- -------------- ------------- ------------- --------------- --------------
Institutional Class
--------------------------------- ------------- -------------- ------------- ------------- --------------- --------------

(1) Performance reflects expense limitations in effect during the periods.
(2) Date of commencement of operations for Class A, Class B, Class C and Institutional Class was 12/31/1997. Date of commencement of operations for Class R was 6/2/2003.
(3) Date of commencement of operations was 1/12/2000.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Trust and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the investment disciplines employed in seeking the objectives of the Portfolios and the other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager's affiliates, including the number of such clients serviced by such affiliates.

DOLLAR-COST AVERAGING
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval - for example, monthly or quarterly - as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of low fund share prices. Delaware Investments offers three services -- Automatic Investing Plan, Direct Deposit Purchase Plan and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Purchasing Shares - Investing by Electronic Fund Transfer for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of a Fund for the same time period.

                                                                            NUMBER
                            INVESTMENT             PRICE PER               OF SHARES
                             AMOUNT                  SHARE                 PURCHASED
Month 1                        $100                  $10.00                   10
Month 2                        $100                  $12.50                    8
Month 3                        $100                   $5.00                   20
Month 4                        $100                  $10.00                   10
----------------------- --------------------- --------------------- ----------------------
                               $400                  $37.50                   48

Total Amount Invested: $400
Total Number of Shares Purchased: 48
Average Price Per Share: $9.38 ($37.50/4)
Average Cost Per Share: $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of the Funds or any stock or bond fund in the Delaware Investments family.

         Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Funds may include illustrations showing the power of compounding in advertisements and other types of literature.


TRADING PRACTICES AND BROKERAGE

         Each Fund selects banks, brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have banks, brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, the Fund involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty. A number of trades are made on a net basis where the Funds either buy the securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

         During the fiscal years ended September 30, 2004, 2003, and 2002, no brokerage commissions were paid by the Funds.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making processes with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During the fiscal year ended September 30, 2004, there were portfolio transactions resulting in brokerage commissions directed to brokers for brokerage and research services provided.

         As provided in the 1934 Act and the Funds' Investment Management Agreement higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Funds and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the NASDR(SM) Conduct Rules, and subject to seeking best execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute portfolio transactions of the Funds.

PORTFOLIO TURNOVER
         The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate. Given the Funds' investment objectives, their annual portfolio turnover rates are not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments held by a Fund at the beginning of the year were replaced by the end of the year. The degree of portfolio activity may affect taxes payable by the Funds' shareholders. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to the Fund at ordinary income tax rates. The turnover rates also may be affected by cash requirements from redemptions and repurchases of Fund shares. The Portfolios generally have a portfolio turnover rate below 100%.

         The portfolio turnover rate of a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         During the fiscal year ended September 30, 2004 and 2003, portfolio turnover rates for the Funds were as follows:

       ----------------------------------------- --------------- ---------------
                                                           2004            2003
       ----------------------------------------- --------------- ---------------
       GROWTH ALLOCATION PORTFOLIO
       ----------------------------------------- --------------- ---------------
       BALANCED ALLOCATION PORTFOLIO
       ----------------------------------------- --------------- ---------------
       INCOME ALLOCATION PORTFOLIO
       ----------------------------------------- --------------- ---------------
       DELAWARE S&P 500 INDEX FUND
       ----------------------------------------- --------------- ---------------

PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Foundation Funds or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Investments Fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for Class R and the Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Foundation Funds will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares ($100,000 or more for Delaware S&P 500 Fund Class A Shares), and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Foundation Funds reserves the right to reject any order for the purchase of its shares of a Fund if in the opinion of management such rejection is the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. A Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         A Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, a Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

         The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Foundation Funds and the Distributor intend to operate in compliance with these rules.

         Class A Shares of Growth Allocation Portfolio, Balanced Allocation Portfolio and Income Allocation Portfolio are purchased at the offering price which reflects a maximum front-end sales charge of 5.75% and Class A Shares of Delaware S&P 500 Index Fund are purchased at the offering price which reflects a maximum front-end sales charge of 2.75%; however, lower front-end sales charges apply for larger purchases. Class A Shares are subject to 12b-1 Plan expenses for the life of the investment. See the table in the Fund Classes' Prospectus.

         Class B Shares of Growth Allocation Portfolio, Balanced Allocation Portfolio and Income Allocation Portfolio are purchased at net asset value and are subject to a CDSC of: (i) 4.00% if shares are redeemed during first year of purchase; (ii) 3.00% if shares are redeemed during the third year following purchase; (iii) 2.25% if shares are redeemed during the third year following purchase; (iv) 1.50% if shares are redeemed during the fourth and fifth years following purchase; (v) 1.00% if shares are redeemed during the sixth year following purchase; and (vi) 0.00% thereafter. Class B Shares are also subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Class R shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge. Class R Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses.

         Consultant Class Shares of Delaware S&P 500 Index Fund are purchased at net asset value without the imposition of a front-end or contingent deferred sales charge. Consultant Class Shares are subject to 12b-1 Plan expenses for the life of the investment.

         See Plans Under Rule 12b-1 for the Fund Classes and Consultant Class under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares, Institutional Class shares or Consultant Class Shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares, Class C Shares or Class R Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Foundation Funds for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

ALTERNATIVE PURCHASE ARRANGEMENTS - CLASS A, CLASS B AND CLASS C SHARES
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase (three years for Delaware S&P 500 Index Fund), and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase (five years for Delaware S&P 500 Index
Fund) and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

         In comparing Class B Shares and Class C Shares to Class R Shares, investors should consider the higher 12b-1 Plan expenses on Class B Shares and Class C Shares. Investors also should consider the fact that Class R shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, are not subject to a CDSC. In Comparing Class B Shares to Class R shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the class is subject and the desirability of an automatic conversion feature to Class A Shares (with lower annual 12b-1 Plan fees), which is available only for Class B Shares and does not subject the investor to a CDSC.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and

12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R Shares, from the proceeds of the 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares, Class C Shares and Class R Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans (including for Class R Shares) and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares and 12b-1 Plan expenses applicable to Consultant Class Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

         Dividends, if any, paid on each Class of a Fund will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that each Class will bear the amount of 12b-1 Plan expenses payable under its respective 12b-1 Plan. See Determining Offering Price and Net Asset Value.

CLASS A SHARES
         Purchases of $50,000 or more of Class A Shares ($100,000 or more for Delaware S&P 500 Index Fund Class A Shares) at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments Funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

DEALER'S COMMISSION
         As described in the Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial advisor's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments Funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisors also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments Funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase (three years for Delaware S&P 500 Index Fund) may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments Fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase (fourth year for Delaware S&P 500 Index Fund) and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase (five years for Delaware S&P 500 Index
Fund), the investor's Class B Shares will be automatically converted into Class A Shares of a Fund. See Automatic Conversion of Class B Shares below. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years (three years for Delaware S&P 500 Index Fund) are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period (three-year period for Delaware S&P 500 Index Fund). With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% (2% for Delaware S&P 500 Index
Fund) of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase (three years for Delaware S&P 500 Index Fund), a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

AUTOMATIC CONVERSION OF CLASS B SHARES
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase (five years for Delaware S&P 500 Index Fund) are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June,

September and December (each, a "Conversion Date"). If, as applicable, the eighth or fifth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If such anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after the anniversary. Consequently, if a shareholder's anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after, as applicable, the eighth or fifth anniversary of purchase before the shares will automatically convert into Class A Shares. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses to the maximum limits noted above.

         Class B Shares of a Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of the Fund (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Fund Consultant Class) pro-rata with Class B Shares of the Fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

PLANS UNDER RULE 12B-1 FOR THE FUND CLASSES AND CONSULTANT CLASS
         Pursuant to Rule 12b-1 under the 1940 Act, Foundation Funds has adopted a separate plan for each of Class A Shares, Class B Shares, Class C Shares, Class R Shares and Consultant Class Shares (the "Plans"). Each Plan permits a Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of Institutional Class Shares. Shareholders of Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares, Class C Shares Class R Shares and Consultant Class Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class.

          In addition, a Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Foundation Funds. The Plan expenses relating to Class B Shares, Class C Shares and Class R Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         The maximum aggregate fee payable by a Fund under the Plans, and the Distribution Agreements, is on an annual basis, up to 0.30% of average daily net assets of each of Class A Shares and Consultant Class Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares', Class C Shares' and Class R Shares' average daily net assets for the year and up to 0.60% of Class R Shares' average daily net assets for the year. Foundation Funds' Board of Trustees may reduce these amounts at any time.

         Pursuant to Board action, the maximum aggregate fee payable by Class A Shares of Growth Allocation Portfolio, Balanced Allocation Portfolio and Income Allocation Portfolio is 0.25% of average daily net assets. In addition, pursuant to Board action, the maximum aggregate fee payable by Class A Shares and Consultant Class of Delaware S&P 500 Index Fund is 0.15% and 0.12%, respectively. While this describes the current basis for calculating the fees which will be payable under such Classes' Plans, such Plans permit a full 0.30% on all assets to be paid at any time following appropriate Board approval.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares, Class C Shares and Class R Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreement, as amended, have all been approved by the Board of Trustees of Foundation Funds, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of Foundation Funds and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares, Class C Shares, Class R Shares and Consultant Class Shares and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of a Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of Foundation Funds having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of Foundation Funds must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

         The following tables set forth 12b-1 payments by each Class of each Fund noted below for the fiscal year ended September 30, 2004. (Class R Shares were not available for purchase during this period.)

------------------------------------- ------------------------------------------ ------------------------------------------
                                             GROWTH ALLOCATION PORTFOLIO               BALANCED ALLOCATION PORTFOLIO
------------------------------------- ------------------------------------------ ------------------------------------------
                                        Class A       Class B        Class C       Class A        Class B       Class C
------------------------------------- ------------- ------------- -------------- ------------- -------------- -------------
Advertising
------------------------------------- ------------- ------------- -------------- ------------- -------------- -------------
Annual/Semi-Annual Reports
------------------------------------- ------------- ------------- -------------- ------------- -------------- -------------
Broker Trails
------------------------------------- ------------- ------------- -------------- ------------- -------------- -------------
Broker Sales Charges
------------------------------------- ------------- ------------- -------------- ------------- -------------- -------------
Dealer Service Expenses
------------------------------------- ------------- ------------- -------------- ------------- -------------- -------------
Interest on Broker Sales Charges
------------------------------------- ------------- ------------- -------------- ------------- -------------- -------------
Commissions to Wholesalers
------------------------------------- ------------- ------------- -------------- ------------- -------------- -------------
Promotional-Broker Meetings
------------------------------------- ------------- ------------- -------------- ------------- -------------- -------------
Promotional-Other
------------------------------------- ------------- ------------- -------------- ------------- -------------- -------------
Prospectus Printing
------------------------------------- ------------- ------------- -------------- ------------- -------------- -------------
Telephone
------------------------------------- ------------- ------------- -------------- ------------- -------------- -------------
Wholesaler Expenses
------------------------------------- ------------- ------------- -------------- ------------- -------------- -------------
Other
------------------------------------- ------------- ------------- -------------- ------------- -------------- -------------
Total
------------------------------------- ------------- ------------- -------------- ------------- -------------- -------------

------------------------------------- ----------------------------------------- -----------------------------
                                                                                          DELAWARE
                                            INCOME ALLOCATION PORTFOLIO              S&P 500 INDEX FUND
------------------------------------- ----------------------------------------- -----------------------------
                                          Class A      Class B       Class C         Consultant Class
------------------------------------- ------------- ------------- ------------- -----------------------------
Advertising
------------------------------------- ------------- ------------- ------------- -----------------------------
Annual/Semi-Annual Reports
------------------------------------- ------------- ------------- ------------- -----------------------------
Broker Trails
------------------------------------- ------------- ------------- ------------- -----------------------------
Broker Sales Charges
------------------------------------- ------------- ------------- ------------- -----------------------------
Dealer Service Expenses
------------------------------------- ------------- ------------- ------------- -----------------------------
Interest on Broker Sales Charges
------------------------------------- ------------- ------------- ------------- -----------------------------
Commissions to Wholesalers
------------------------------------- ------------- ------------- ------------- -----------------------------
Promotional-Broker Meetings
------------------------------------- ------------- ------------- ------------- -----------------------------
Promotional-Other
------------------------------------- ------------- ------------- ------------- -----------------------------
Prospectus Printing
------------------------------------- ------------- ------------- ------------- -----------------------------
Telephone
------------------------------------- ------------- ------------- ------------- -----------------------------
Wholesaler Expenses
------------------------------------- ------------- ------------- ------------- -----------------------------
Other
------------------------------------- ------------- ------------- ------------- -----------------------------
Total
------------------------------------- ------------- ------------- ------------- -----------------------------

OTHER PAYMENTS TO DEALERS - CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS R SHARES
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments Fund shares.

SPECIAL PURCHASE FEATURES - CLASS A SHARES

BUYING CLASS A SHARES AT NET ASSET VALUE
         Class A Shares of a Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisors affiliated with a broker or dealer, if such broker, dealer or investment advisor has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as a Fund may reasonably require to establish eligibility for purchase at net asset value. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of a fund in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented in writing to Retirement Financial Services, Inc. that it has the requisite number of employees and received written confirmation back from Retirement Financial Services, Inc. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

         Purchases of Class A Shares at net asset value also may be made by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firm has entered into a Class A Share NAV Agreement with respect to such retirement platform.

         Purchase of Class A Shares at net asset value may also be made by any group retirement plan (excluding defined benefit pension plans) that purchases shares through a retirement plan alliance program that requires shares to be available at net asset value, provided Retirement Financial Services, Inc. has a product participation agreement with the sponsor of the alliance program.

         Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Foundation Funds must be notified in advance that the trade qualifies for purchase at net asset value.


ALLIED PLANS
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments Funds ("eligible Delaware Investments Fund shares"), as well as shares of designated classes of non-Delaware Investments Funds ("eligible non-Delaware Investments Fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments Fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments Fund shares. See Combined Purchases Privilege, below.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Investments Fund shares for other eligible Delaware Investments Fund shares or for eligible non-Delaware Investments Fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments Fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Investments Fund shares under an Allied Plan. In determining a financial advisor's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments Fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments Fund shares. When eligible Delaware Investments Fund shares are exchanged into eligible non-Delaware Investments Fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

LETTER OF INTENTION
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Foundation Funds which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Those purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all Classes of shares of a Fund and of the other mutual funds in Delaware Investments previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments fund that did carry a front-end sales charge, CDSC or Limited CDSC.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Fund and other Delaware Investments Funds which offer corresponding classes of shares may also be aggregated for this purpose.

COMBINED PURCHASES PRIVILEGE
         When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

RIGHT OF ACCUMULATION
         When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC. If, for example, any such purchaser of the Growth Allocation Portfolio, Balanced Allocation Portfolio or Income Allocation Portfolio has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $10,000 and subsequently purchases $40,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-MONTH REINVESTMENT PRIVILEGE
         Holders of Class A Shares and Class B Shares of a Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of a Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisors or the Transfer Agent, which also serves as a Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

GROUP INVESTMENT PLANS
         Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to a Fund at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

CLASS R SHARES
         Class R shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement recordkeeping system that are offering R Class shares to participants.

INSTITUTIONAL CLASS
         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; (e) registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; (f) certain plans qualified under Section 529 of the Internal Revenue Code for which Delaware Service Company, Inc., the Distributor, or the Manager or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services; and (g) programs sponsored by financial intermediaries where such program requires the purchase of Institutional Class shares.

         Shares of the Institutional Class are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

CONSULTANT CLASS
         Consultant Class shares may be purchased through financial advisors, including brokers, financial institutions and other entities that have a dealer agreement with the Fund's distributor or a service agreement with the Fund. It is available only to retirement plans administered by Retirement Financial Services, Inc. and rollover individual retirement accounts from such plans.


INVESTMENT PLANS

REINVESTMENT PLAN/OPEN ACCOUNT
         Unless otherwise designated by shareholders of Class A, B and C Shares in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes and Consultant Class are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class

B Shares, Class C Shares Class R Shares and Institutional Class at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

REINVESTMENT OF DIVIDENDS IN OTHER DELAWARE INVESTMENTS FAMILY OF FUNDS
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares, Class C Shares, Class R Shares and Consultant Class Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including a Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to the Fund in which the investor does not then have an account will be treated like all other initial purchases of the Fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of a Fund, provided an account has been established. Dividends from Class A Shares and Consultant Class may not be directed to Class B Shares, Class C Shares or Class R Shares. Dividends from Class B Shares may only be directed to other Class B Shares, dividends from Class C Shares may only be directed to other Class C Shares and dividends from Class R Shares may only be directed to other Class R Shares.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments Fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

INVESTING BY EXCHANGE
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in a Fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares, Class C Shares or Class R Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments Funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments Funds. Class B Shares of a Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund. Holders of Class R Shares of the Fund are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

INVESTING BY ELECTRONIC FUND TRANSFER
         Direct Deposit Purchase Plan--Investors may arrange for a Fund to accept for investment in Class A Shares, Class B Shares, Class C Shares, Class R Shares or Consultant Class Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse a Fund.

DIRECT DEPOSIT PURCHASES BY MAIL
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Foundation Funds for proper instructions.

MONEYLINE(SM) ON DEMAND
         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee. This service is not available to the Institutional Classes.

WEALTH BUILDER OPTION
         Shareholders can use the Wealth Builder Option to invest in the Class A, B, C and Consultant Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the such Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Class.

ASSET PLANNER
         To invest in Delaware Investments Funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments Funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B, Class C Shares and Class R Shares are available through the

Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Funds and Consultant Class Shares of Delaware S&P 500 Index Fund may be used in the same Strategy with class A shares and consultant class shares that are offered by certain other Delaware Investments Funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

RETIREMENT PLANS FOR THE FUND CLASSES
         An investment in the Funds may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and a Coverdell Education Savings Account.

         Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Coverdell Education Savings Accounts, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Class, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         IT IS ADVISABLE FOR AN INVESTOR CONSIDERING ANY ONE OF THE RETIREMENT PLANS DESCRIBED BELOW TO CONSULT WITH AN ATTORNEY, ACCOUNTANT OR A QUALIFIED RETIREMENT PLAN CONSULTANT. FOR FURTHER DETAILS, INCLUDING APPLICATIONS FOR ANY OF THESE PLANS, CONTACT YOUR INVESTMENT DEALER OR THE DISTRIBUTOR.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLANS
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares, Class C Shares and Class R Shares.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA DISCLOSURES
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and a Coverdell Education Savings Account are available in addition to the existing deductible IRA and non-deductible IRA.

DEDUCTIBLE AND NON-DEDUCTIBLE IRAS
         An individual can contribute up to $3,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI"), not counting any IRA deduction, and whether the taxpayer is an active participant in an employer sponsored retirement plan.

         In June of 2001 The Economic Growth and Tax-Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current amount of $3,000 will rise to $5,000 in 2008 with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of the calendar year will be eligible to make additional "catch-up" contributions for 2003 through 2005, and $1,000 beginning in 2006.


        The annual contribution limits through 2008 are as follows:

               CALENDAR YEAR                 UNDER AGE 50              AGE 50 AND ABOVE
               -------------                 ------------              ----------------
                 2003-2004                      $3,000                      $3,500
                    2005                        $4,000                      $4,500
                 2006-2007                      $4,000                      $5,000
                    2008                        $5,000                      $6,000

         Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $3,000 in 2003 and increased limits in subsequent years are still available if the taxpayer's AGI is no greater than $40,000 ($60,000 for taxpayers filing joint returns) for tax years beginning in 2003. A partial deduction is allowed for married couples with income greater than $60,000 and less than $70,000, and for single individuals with AGI greater than $40,000 and less than $50,000. These income phase-out limits are annually increased until they reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 and defer taxes on interest or other earnings from the IRAs.

         Under the law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is not greater than $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI greater than $150,000 and less than $160,000.

CONDUIT (ROLLOVER) IRAS
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

ROTH IRAS
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $3,000 each year can be made to a Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $3,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The limits after 2003 are the same as for a regular IRA. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI greater than $95,000 and less than $110,000, and for couples filing jointly with AGI greater than $150,000 and less than $160,000. Qualified distributions from a Roth IRA are exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributable to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions are tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and previously deducted contributions held in the IRA are subject to a tax upon conversion; however, no 10% additional tax for early withdrawal would apply.

COVERDELL EDUCATION SAVINGS ACCOUNTS
         For taxable years beginning after December 31, 1997, the Coverdell Education Savings Account (formerly an "education IRA") has been created exclusively for the purpose of paying qualified higher education expenses.

Taxpayers can make non-deductible contributions up to $2,00 per and qualifying expenses will no longer be limited to those related to higher education.

         Elementary (including kindergarten) and secondary public, private or religious school tuition expenses will now qualify. The new law specifically permits as elementary and secondary school expenses academic tutoring, certain computer technology; and expenses for uniforms, transportation, and extended day programs.

         The $2,000 annual limit is in addition to the $3,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Coverdell Education Savings Accounts. In addition, multiple Coverdell Education Savings Accounts can be created for the same beneficiary, however, the contribution limit of all contributions for a single beneficiary cannot exceed the annual limit.

         The $2,000 annual contribution limit for a Coverdell Education Savings Account is phased out ratably for single contributors with modified AGI greater than $95,000 and less than $110,000, and for couples filing jointly with modified AGI of greater than $150,000 and less than $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to a Coverdell Education Savings Account established on behalf of any individual.

         Distributions from a Coverdell Education Savings Account are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in a Coverdell Education Savings Account at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% tax if the distribution is not for qualified higher education expenses. Tax-free generally transfers and rollovers of account balances from one Coverdell Education Savings Account benefiting one beneficiary to another Coverdell Education Savings Account benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary are a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of a Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes are available for investment by a SEP/IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

PROTOTYPE 401(k) DEFINED CONTRIBUTION PLAN
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares, Class C Shares and Class R Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

DEFERRED COMPENSATION PLAN FOR PUBLIC SCHOOLS AND NON-PROFIT ORGANIZATIONS ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

DEFERRED COMPENSATION PLAN FOR STATE AND LOCAL GOVERNMENT EMPLOYEES ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of a Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectus for the Fund Classes.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

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

SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.


DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by a Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreement and Sub-Advisory Agreement. Orders for purchases of Class B Shares, Class C Shares, Class R Shares, Institutional Class Shares and Consultant Class Shares are effected at the net asset value per share next calculated after receipt of the order by a Fund in which shares are being purchased, its agent or certain other authorized persons. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed. An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Fund's financial statements and is incorporated by reference into Part B.

         Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities listed or traded on a national securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds' pricing procedures. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign currencies and the prices of foreign securities denominated in foreign currencies are translated to U.S. Dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If no quotations are available, all other securities and for securities whose closing prices are not readily available, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

         Each Class of each Fund will bear, pro-rata, all of the common expenses of its respective Fund. The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that the Institutional Class will not incur any of the expenses under the Trust's 12b-1 Plans and Class A Shares, Class B Shares, Class C Shares and Class R Shares of each Fund alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of a Fund will vary.

REDEMPTION AND EXCHANGE

         YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT WAYS. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial advisor or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. Holders of Class A, B, C and Consultant Class Shares may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. Holders of Institutional Class Shares may request a redemption or an exchange by calling a Client Services Representative at 800 510-4015. A Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Fund shares, the Distributor, acting as agent of a Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by a Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. Each Fund and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by a Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement and Sub-Advisory Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         A Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, a Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Foundation Funds has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares of Growth Allocation Portfolio, Balanced Allocation Portfolio and Income Allocation Portfolio are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase; (ii) 3.00% if shares are redeemed during the second year after purchase (iii) 2.25% if shares are redeemed during the third year following purchase; (iv) 1.50% if shares are redeemed during the fourth and fifth year following purchase; (v) 1.00% if shares are redeemed during the sixth year following purchase; and (vi) 0.00% thereafter. Redemptions of Class B Shares of Delaware S&P 500 Index Fund made within three years of purchase are subject to a CDSC of 2% during the first two years of purchase and 1% during the third year of purchase. Class C Shares of each Fund are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes and the Consultant Class, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds to be a market timer.

         Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Fund also reserves the right to consider other trading patterns as market timing.

         Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.

WRITTEN REDEMPTION
         You can write to your Fund at 2005 Market Street, Philadelphia, PA 19103-7094 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, a Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). A Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. A Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares, Institutional Class and Consultant Class Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares, Class C or Class R Shares.

WRITTEN EXCHANGE
         You may also write to your Fund (at 2005 Market Street, Philadelphia, PA 19103-7094) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

TELEPHONE REDEMPTION AND EXCHANGE
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares, Institutional Class Shares or Consultant Class Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. A Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes and the Consultant Class are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION--CHECK TO YOUR ADDRESS OF RECORD
         THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

TELEPHONE REDEMPTION--PROCEEDS TO YOUR BANK
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank that is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from Fund Class and Consultant Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

TELEPHONE EXCHANGE
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each Fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MONEYLINE(SM) ON DEMAND
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. See MoneyLine(SM) On Demand under Investment Plans.

SYSTEMATIC WITHDRAWAL PLANS
         Shareholders of Class A Shares, Class B Shares, Class C Shares, Class R Shares and Consultant Class Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although a Fund does not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a Fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments Funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than or equal to 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waiver of Contingent Deferred Sales Charges, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. A Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

         The Systematic Withdrawal Plan is not available for the Institutional Classes. Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE
         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares of Growth Allocation Portfolio, Balanced Allocation Portfolio and Income Allocation Portfolio are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments Fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years (one year with respect to Delaware S&P 500 Index Fund) will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period (one-year period with respect to Delaware S&P 500 Index Fund) is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

WAIVERS OF CONTINGENT DEFERRED SALES CHARGES

WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE - CLASS A SHARES
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions form an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; (ix) redemptions by certain group defined contribution retirement plans that purchase shares though a retirement plan alliance program which requires that shares will be available at net asset value, provided that RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived; and (x) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares also is waived for any group retirement plan (excluding defined benefit pension plans) (i) that purchases shares through a retirement plan alliance program, provided Retirement Financial Services, Inc.

either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program, and (ii) for which Retirement Financial Services, Inc. provides fully-bundled retirement plan services and maintains participant records on its proprietary recordkeeping system.

                                      * * *

         In addition, the Limited CDSC on Class A Shares and the CDSC on Class B Shares and Class C Shares will be waived on shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.


DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         The Income Allocation Portfolio and the Delaware S&P 500 Index Fund will normally make payments from net investment income, if any, on a quarterly basis. The Growth Allocation Portfolio and Balanced Allocation Portfolio will normally make payments from net investment income, if any, on an annual basis. Payments from net realized securities profits of a Fund, if any, will normally be distributed annually in the quarter following the close of the fiscal year.

         Each Class of shares of a Fund will share proportionately in the investment income and expenses of that Fund, except that Class A Shares, Class B Shares, Class C Shares and Consultant Class alone will incur distribution fees under their respective 12b-1 Plans.

         Dividends are automatically reinvested in additional shares of the same Class of the respective Fund at net asset value, unless, in the case of shareholders of the Fund Classes, an election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of a Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or a Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 (JAGTRRA)

         On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JAGTRRA) .The new law reduces the tax rate on dividends and capital gains to 15% (5% for taxpayers with income in the lower brackets; 0% for those taxpayers in 2008).

REDUCTION OF TAX RATE ON DIVIDENDS

         Dividends will be taxed at a rate of 15% (5% for taxpayers with income in the lower brackets; 0% for these taxpayers in 2008). Prior law will apply for tax years beginning after December 31, 2008. Dividends paid on foreign corporation stocks that are readily tradable on U.S. securities markets are eligible for the lower rates.

         The amount of ordinary dividends qualifying for the lower tax rates that may be paid by a RIC for any tax year may not exceed the amount of the aggregate qualifying dividends received by the RIC, unless that aggregate is at least 95% of the RIC gross income (as specially computed), in which case the entire dividend qualifies. Obviously, money market and bond mutual fund distributions will generally not qualify.

         The lower tax rates are not available for dividends to the extent that the taxpayer is obligated to make related payments with respect to positions in substantially similar or related property (e.g., payments in lieu of dividends under a short sale). The capital gain rates also do not apply to (1) dividends received from an organization that was exempt from tax under Section 501 or was a tax-exempt farmers' cooperative in either the tax year of the distribution or the preceding tax year; (2) dividends received from a mutual savings bank that received a deduction under Section 591; or (3) deductible dividends paid on employer securities (i.e., under Section 404(k)).

         Owners whose shares are lent in short sales would not qualify for the lower rate. The lower tax rates would not apply under the law as enacted to "payments in lieu of dividends," which are received by someone whose stock is loaned to a short-seller. Brokerages have commonly lent stock out of margin accounts to short sellers, but may need to accommodate investors who do not want to receive unfavorable dividend treatment because their stock was lent out. Depending on the details of regulations that may be issued later this year, brokerages may decide to limit any such loans after 2003 to securities that are held in accounts owned by tax-indifferent parties, such as pension funds. The legislative history indicates that the Service is to be liberal in waiving penalties for failure to report substitute payments properly for payors who are making good-faith efforts to comply, but cannot reasonably do so given the time needed to update their systems.


REDUCTION OF TAX RATE ON CAPITAL GAINS

         Under JAGTRRA, the top individual rate on adjusted net capital gain, which was generally 20% (10% for taxpayers in the 10% and 15% brackets), is reduced to 15% (5% for taxpayers with income in the lower brackets). These lower rates apply to both the regular tax and the alternative minimum tax. The lower rates apply to assets held more than one year. For taxpayers with income in the lower brackets, the 5% rate is reduced to 0% for 2008.

         The tax rate on short-term capital gains is unchanged, and they will continue to be taxed at the ordinary income rate. The capital gains changes apply to sales and exchanges (and installment payments received) on or after May 6, 2003, but not with respect to tax years beginning after December 31, 2008.

         The special tax rates for gains on assets held for more than five years (8% for taxpayers with income in the 10% and 15% brackets; 18% for other taxpayers with respect to assets purchased after 2000) have been repealed.

BACK-UP WITHHOLDING CHANGES

         Prior to the passage of JGTRRA the backup withholding rate for shareholders that did not provide taxpayer identification numbers was 30%. This rate has been reduced to 28%, retroactive to January 1, 2003.

TAXES

         Dividends from net investment income (e.g., dividends and interest less expenses incurred in the operation of a fund) and short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes. Distributions from net long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates described below. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Each Fund is treated as a single tax entity and capital gains for each Fund will be calculated separately.

         A portion of each Fund's dividends may qualify for the dividends-received deduction for corporations provided in the federal income tax law. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to a Fund's shareholders, and cannot exceed the gross amount of dividends received by a Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Fund if the Fund were a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by a Fund were debt-financed or held by a Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Advice as to the tax status of each year's dividends and distributions, when paid, will be mailed annually. For the fiscal year ended September 30, 2003, none of Growth Allocation Portfolio's, Balanced Allocation Portfolio's and Income Allocation Portfolio's dividends from net investment income qualified for the dividends-received deduction. For the same fiscal year ended, 100% of Delaware S&P Index Fund's dividends from net investment income qualified for the dividends-received deduction.

         A Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in a Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

         Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

         Any loss incurred on the redemption or exchange of shares held for six months or less is treated as long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

         Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to you with respect to your Fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

         All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

         If you redeem some or all of yours shares in a Fund, and then reinvest the redemption proceeds in a Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss in your redemption, all or a portion of the sales charge that you paid on your original shares in a Fund is excluded from your tax basis in the shares sold and added to your tax basis for the new shares.

         A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. The rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by a Fund.

         See also Other Tax Requirements under Accounting and Tax Issues in this Part B.

INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT

         The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of the Trust's Board of Trustees.

         On December 31, 2004, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $[__] billion in assets in various institutional or separately managed, investment company and insurance accounts.

         The Investment Management Agreement for the Balanced Allocation Portfolio and the Income Allocation Portfolio is dated April 1, 1999 and was approved by shareholders on March 17, 1999. The Investment Management Agreement for Growth Allocation Portfolio is dated April 15, 1999 and was approved by shareholders on April 13, 1999. The Investment Management Agreement for Delaware S&P 500 Index Fund is dated December 30, 1999 and was approved by the initial shareholder on that date. The Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of the Trust or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The Manager is paid an annual a fee equal to 0.25% of average daily net assets of each of the Growth Allocation Portfolio, Balanced Allocation Portfolio and Income Allocation Portfolio but has agreed to limit such fee for these Funds to no more than 0.10% of average daily net assets.

         The Manager is paid an annual a fee equal to 0.07% of average daily net assets of the Delaware S&P 500 Index Fund.

         On December 31, 2004, the total net assets of the Growth Allocation Portfolio, Balanced Allocation Portfolio, Income Allocation Portfolio and Delaware S&P 500 Index Fund were $[__], $[__], $[__] and $[__], respectively. Investment management fees incurred, paid and waived for the fiscal year ended September 30, 2004, 2003, and 2002 with respect to the Growth Allocation Portfolio, Balanced Allocation Portfolio, Income Allocation Portfolio and Delaware S&P 500 Index Fund were as follows:

        ----------------------------------------- --------------------- ---------------------- ---------------------
                                                          2004                  2003                   2002
        ----------------------------------------- --------------------- ---------------------- ---------------------
        GROWTH ALLOCATION PORTFOLIO
        ----------------------------------------- --------------------- ---------------------- ---------------------
        BALANCED ALLOCATION PORTFOLIO
        ----------------------------------------- --------------------- ---------------------- ---------------------
        INCOME ALLOCATION PORTFOLIO
        ----------------------------------------- --------------------- ---------------------- ---------------------
        DELAWARE S&P 500 INDEX FUND
        ----------------------------------------- --------------------- ---------------------- ---------------------

         Under the general supervision of the Board of Directors, the Manager makes all investment decisions which are implemented by the Funds. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and the Funds.

         The Funds have formally delegated to their investment advisor, Delaware Management Company (the "Adviser"), the ability to make all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Adviser will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Adviser has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Adviser's proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

         In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Funds and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for the Funds, ISS will create a record of the vote. Beginning no later than August 31, 2004, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Funds' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

         The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Adviser will also vote against management's recommendation when it believes that such position is not in the best interests of the Funds.

         As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) generally vote for debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved; (iv) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior voting rights; (vi) generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis; (ix) generally vote for reports on the level of greenhouse gas emissions from the company's operations and products; and (x) generally vote for proposals asking for a report on the feasibility of labeling products containing genetically modified ingredients.

         Because the Funds have delegated proxy voting to the Adviser, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore do not have procedures regarding this matter. However, the Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Funds are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Funds.

         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreements, the Funds are responsible for all of their own expenses. Among others, these include a Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

         The Manager has contracted to waive that portion, if any, of the annual Investment Management Fees payable by the Growth Allocation, Balanced Allocation and Income Allocation Portfolios and to pay each Fund's expenses to the extent necessary to ensure that each Fund's "Total Operating Expenses" does not exceed 0.55% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses, certain insurance costs and applicable 12b-1 expenses) through November 30, 2003. The Manager has also contracted to waive that portion, if any, of the annual Investment Management Fees payable by the S&P 500 Portfolio and to pay each Fund's expenses to the extent necessary to ensure that each Fund's "Total Operating Expenses" does not exceed 0.55% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses, certain insurance costs and applicable 12b-1 expenses) through November 30, 2003.

         SSgA Funds Management, Inc. ("SSFM"), a subsidiary of State Street Corporation, serves as the Sub-Advisor to the Fund. As sub-advisor, SSFM currently manages U.S. SEC registered investment companies. As of December 31, 2004, SSFM had assets of $[__] billion under management. For its services to the Fund, the Manager will pay SSFM an annual fee equal to 0.05% on the first $50 million of average daily net assets, 0.04% on the next $50 million of average daily net assets and 0.02% on average daily net assets in excess of $100 million. These fees are borne exclusively by the Manager and not by the Fund.

         On December 31, 2004, the total net assets of the Delaware S&P 500 Index Fund were $[__].

         Sub-advisory fees incurred for the last three fiscal years with respect to the Delaware S&P 500 Index Fund were as follows:

        ----------------------------------------------- --------------------- --------------------- ---------------------
        FUND                                            SEPTEMBER 30, 2004    SEPTEMBER 30, 2003    SEPTEMBER 30, 2002
        ----------------------------------------------- --------------------- --------------------- ---------------------
        DELAWARE S&P 500 INDEX FUND
        ----------------------------------------------- --------------------- --------------------- ---------------------

DISTRIBUTION AND SERVICE
         The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of each Fund's shares under separate Distribution Agreements. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Funds on behalf of their respective Class A Shares, Class B Shares, Class C Shares, Class R Shares and Consultant Class Shares under their 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiary of DMH, Inc.

         Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Trust's sub-distributor pursuant to a Financial Intermediary Distribution Agreement with the Distributor dated January 1, 2001. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 350 Church Street, Hartford, CT 06103. For its services, LFD receives a one-time fee from the Distributor with respect to each sale of Fund shares through Financial Intermediaries equal to a percentage of the net asset value of such shares. The rate of compensation paid to LFD for each sale of Fund shares for any calendar year is tied to the aggregate value of sales made by LFD during such calendar year with respect to (i) shares of Delaware Investments' non-money market retail funds; (ii) shares of Delaware VIP Trust sold through the products for which LFD acts as a wholesaler; and (iii) wrap separate account products (the products described in (i), (ii) and (iii) are referred to collectively as the "Wholesaler Products") according to the following schedule:

        --------------------------------------------------------------- -------------------------------------------------
                   AGGREGATE VALUE OF WHOLESALER PRODUCT SALES                    COMPENSATION PAID TO LFD
                             IN CALENDAR YEAR                                (% OF NAV OF FUND SHARES SOLD BY LFD)
        --------------------------------------------------------------- -------------------------------------------------
        $3.75 billion or less                                                                 .45%
        --------------------------------------------------------------- -------------------------------------------------
        More than $3.75 billion, but less than $4.5 billion                                   .50%
        --------------------------------------------------------------- -------------------------------------------------
        $4.5 billion and above                                                                .55%
        --------------------------------------------------------------- -------------------------------------------------

         In addition to the non-recurring fee discussed above, the Distributor pays LFD a continuing fee at the annual rate of .04% of the average daily net assets of shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries.

         The fees associated with LFD's services to the Fund are borne exclusively by the Distributor and not by the Fund.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the Funds' shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Funds have authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

         The business and affairs of the Trust are managed under the direction of its Board of Trustees.

         Certain officers and directors of the Trust hold identical positions in each of the other funds in the Delaware Investments family. On December 31, 2004, the Trust's officers and trustees owned less than 1% of the outstanding shares of each Class of Delaware Balanced Allocation Portfolio, Delaware Growth Allocation Portfolio, Delaware Income Allocation Portfolio and Delaware S&P 500 Index Fund Consultant Class. On December 31, 2004, the Trust's officers and trustees owned [__]% of the outstanding shares of Delaware S&P 500 Index Fund Institutional Class.

         As of December 31, 2004, management believes the following accounts held 5% or more of the outstanding shares of a Class of the Funds. The Funds have no knowledge of beneficial ownership.

---------------------------- ---------------------------------------------------- ------------------ ----------------
CLASS                        NAME AND ADDRESS OF ACCOUNT                             SHARE AMOUNT       PERCENTAGE
---------------------------- ---------------------------------------------------- ------------------ ----------------
Delaware Balanced
Allocation Portfolio
Class A
---------------------------- ---------------------------------------------------- ------------------ ----------------
Delaware Balanced
Allocation Portfolio
Class B
---------------------------- ---------------------------------------------------- ------------------ ----------------
Delaware Balanced
Allocation Portfolio
Class C
---------------------------- ---------------------------------------------------- ------------------ ----------------

---------------------------- ---------------------------------------------------- ------------------ ----------------
CLASS                        NAME AND ADDRESS OF ACCOUNT                             SHARE AMOUNT       PERCENTAGE
---------------------------- ---------------------------------------------------- ------------------ ----------------
Delaware Balanced            RS DMTC 401(k) Plan                                         19,445.730           50.05%
Allocation Portfolio         Peoples State Bank
Class R Shares               Attn:  Retirement Plans
                             2005 Market Street
                             Philadelphia, PA 19103-7042
---------------------------- ---------------------------------------------------- ------------------ ----------------
Delaware Balanced
Allocation Portfolio
Institutional Class
---------------------------- ---------------------------------------------------- ------------------ ----------------
Delaware Growth Allocation
Portfolio
Class A
---------------------------- ---------------------------------------------------- ------------------ ----------------
Delaware Growth Allocation
Portfolio
Class B
---------------------------- ---------------------------------------------------- ------------------ ----------------
Delaware Growth Allocation
Portfolio
Class C
---------------------------- ---------------------------------------------------- ------------------ ----------------
Delaware Growth Allocation
Portfolio
Class R
---------------------------- ---------------------------------------------------- ------------------ ----------------
Delaware Growth Allocation
Portfolio
Institutional Class
---------------------------- ---------------------------------------------------- ------------------ ----------------
Delaware Income Allocation
Portfolio
Class A
---------------------------- ---------------------------------------------------- ------------------ ----------------
Delaware Income Allocation
Portfolio
Class B
---------------------------- ---------------------------------------------------- ------------------ ----------------
Delaware Income Allocation
Portfolio
Class C
---------------------------- ---------------------------------------------------- ------------------ ----------------
Delaware Income Allocation
Portfolio
Class R
---------------------------- ---------------------------------------------------- ------------------ ----------------
Delaware Income Allocation
Portfolio
Institutional Class
---------------------------- ---------------------------------------------------- ------------------ ----------------
Delaware S&P 500 Index
Fund Consultant Class
---------------------------- ---------------------------------------------------- ------------------ ----------------
Delaware S&P 500 Index
Fund Institutional Class
---------------------------- ---------------------------------------------------- ------------------ ----------------

         DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Lincoln Investment Advisers (a series of Delaware Management Business Trust), Vantage Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc., Delaware General Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH, Delaware and Delaware International are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

        Trustees and principal officers of Delaware Group Foundation Funds are noted below along with their ages and their business experience for the past five years.

                                                                                                  NUMBER OF
                            POSITION(S) HELD                                                    PORTFOLIOS IN
                             WITH DELAWARE                                                       FUND COMPLEX           OTHER
NAME, ADDRESS AND           GROUP FOUNDATION     LENGTH OF TIME     PRINCIPAL OCCUPATION(S)      OVERSEEN BY         DIRECTORSHIPS
BIRTHDATE                        FUNDS               SERVED           DURING PAST 5 YEARS          TRUSTEE          HELD BY TRUSTEE
-------------------------- ------------------- -------------------- ------------------------- ------------------- ------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
JUDE T. DRISCOLL(2)           Chairman and          3 Years -        Since August 2000, Mr.           83                  None
2005 Market Street              Trustee(4)      Executive Officer    Driscoll has served in
Philadelphia, PA 19103                                                 various executive
                                                Trustee as of May   capacities at different
March 10, 1963                                      15, 2003           times at Delaware
                                                                         Investments(1)

                                                                     Senior Vice President
                                                                        and Director of
                                                                     Fixed-Income Process -
                                                                        Conseco Capital
                                                                           Management
                                                                      (June 1998 - August
                                                                             2000)

                                                                      Managing Director -
                                                                      NationsBanc Capital
                                                                            Markets
                                                                     (February 1996 - June
                                                                             1998)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
WALTER P. BABICH                Trustee             15 Years            Board Chairman -             101                  None
2005 Market Street                                                    Citadel Construction
Philadelphia, PA 19103                                                    Corporation
                                                                        (1989 - Present)
October 1, 1927

------------------------------------------------------------------------------------------------------------------------------------
JOHN H. DURHAM                  Trustee             24 Years(3)         Private Investor             101              Trustee -
2005 Market Street                                                                                                Abington Memorial
Philadelphia, PA 19103                                                                                                Hospital

August 7, 1937                                                                                                  President/Director -
                                                                                                                 22 WR Corporation

------------------------------------------------------------------------------------------------------------------------------------
JOHN A. FRY                     Trustee(4)           2 Year          President - Franklin &           83                  None
2005 Market Street                                                      Marshall College
Philadelphia, PA 19103                                               (June 2002 - Present)

May 28, 1960                                                             Executive Vice
                                                                     President - University
                                                                        of Pennsylvania
                                                                    (April 1995 - June 2002)

------------------------------------------------------------------------------------------------------------------------------------
ANTHONY D. KNERR                Trustee             10 Years            Founder/Managing             101                  None
2005 Market Street                                                     Director - Anthony
Philadelphia, PA 19103                                                 Knerr & Associates
                                                                     (Strategic Consulting)
December 7, 1938                                                        (1990 - Present)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                            POSITION(S) HELD                                                    PORTFOLIOS IN
                             WITH DELAWARE                                                       FUND COMPLEX           OTHER
NAME, ADDRESS AND           GROUP FOUNDATION     LENGTH OF TIME     PRINCIPAL OCCUPATION(S)      OVERSEEN BY        DIRECTORSHIPS
BIRTHDATE                        FUNDS               SERVED           DURING PAST 5 YEARS          TRUSTEE          HELD BY TRUSTEE
-------------------------- ------------------- -------------------- ------------------------- ------------------- ------------------
INDEPENDENT TRUSTEES (continued)
------------------------------------------------------------------------------------------------------------------------------------
ANN R. LEVEN                    Trustee             14 Years         Treasurer/Chief Fiscal          101                Director -
2005 Market Street                                                     Officer - National                              Andy Warhol
Philadelphia, PA 19103                                                   Gallery of Art                                Foundation
                                                                         (1994 - 1999)
November 1, 1940                                                                                                       Director -
                                                                                                                      Systemax Inc.

------------------------------------------------------------------------------------------------------------------------------------
THOMAS F. MADISON               Trustee              9 Years            President/Chief              101               Director -
2005 Market Street                                                  Executive Officer - MLM                       CenterPoint Energy
Philadelphia, PA 19103                                               Partners, Inc. (Small
                                                                     Business Investing and                            Director -
February 25, 1936                                                         Consulting)                             Digital River Inc.
                                                                        (January 1993 -
                                                                           Present)
                                                                                                                        Director -
                                                                                                                          Rimage
                                                                                                                       Corporation

                                                                                                                       Director -
                                                                                                                  Valmont Industries
                                                                                                                          Inc.

------------------------------------------------------------------------------------------------------------------------------------
JANET L. YEOMANS                Trustee              4 Years         Vice President/Mergers          101                  None
2005 Market Street                                                      & Acquisitions -
Philadelphia, PA 19103                                                   3M Corporation
                                                                    (January 2003 - Present)
July 31, 1948
                                                                      Ms. Yeomans has held
                                                                       various management
                                                                        positions at 3M
                                                                     Corporation since 1983.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL P. BISHOF             Senior Vice            7 Years        Mr. Bishof has served           101                   None
2005 Market Street           President and                           in various executive
Philadelphia, PA 19103         Treasurer                                capacities at
                                                                      different times at
August 18, 1962                                                      Delaware Investments

------------------------------------------------------------------------------------------------------------------------------------
RICHELLE S. MAESTRO          Executive Vice          4 Years           Ms. Maestro has              101                   None
2005 Market Street             President,                             served in various
Philadelphia, PA 19103      General Counsel                          executive capacities
                             and Secretary                          at different times at
November 26, 1957                                                    Delaware Investments
------------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

         Following is additional information regarding investment professionals affiliated with Delaware Group Foundation Funds:

---------------------------------- ------------------------------------ ---------------- --------------------------------------
                                    POSITION(S) HELD WITH SSGA FUNDS
                                        MANAGEMENT/DELAWARE GROUP       LENGTH OF TIME    PRINCIPAL OCCUPATION(S) DURING PAST
NAME, ADDRESS AND BIRTHDATE                 FOUNDATION FUNDS                SERVED                      5 YEARS
---------------------------------- ------------------------------------ ---------------- --------------------------------------
DAVID K. CHIN                       Principal and Portfolio Manager -       4 Years        Principal and Portfolio Manager -
Two International Place                SSgA Funds Management, Inc.                               SSgA Funds Management
Boston, MA 02110                                                                                   (1999 - Present)

June 12, 1968                                                                               Product Analyst - Frank Russell
                                                                                                        Company
                                                                                                     (1996 - 1999)
---------------------------------- ------------------------------------ ---------------- --------------------------------------
J. PAUL DOKAS                          Senior Vice President and Director   5 Years           During the past five years, Mr.
2005 Market Street                       of Quantitative Research -                             Dokas has served in various
Philadelphia, PA 19103-7094            Delaware Group Foundation Funds                        capacities at different times at
                                                                                                    Delaware Investments.
October 17, 1959
---------------------------------- ------------------------------------ ---------------- --------------------------------------
CHRISTOPHER R. ADAMS                Vice President and Senior Equity        8 Years         During the past five years, Mr.
2005 Market Street                      Analyst - Delaware Group                              Adams has served in various
Philadelphia, PA 19103-7094                 Foundation Funds                               capacities at different times at
                                                                                                 Delaware Investments.
April 24, 1962
---------------------------------- ------------------------------------ ---------------- --------------------------------------
ROBERT E. GINSBERG                  Vice President and Senior Equity        6 Years         During the past five years, Mr.
2005 Market Street                      Analyst - Delaware Group                            Ginsberg has served in various
Philadelphia, PA 19103-7094                 Foundation Funds                               capacities at different times at
                                                                                                 Delaware Investments.
May 20, 1973
---------------------------------- ------------------------------------ ---------------- --------------------------------------

         The following table shows each Trustee's ownership of shares of the Fund and of all Delaware Investments funds as of December 31, 2004.

------------------------- -------------------------------------------------- ---------------------------------------------------
                                                                               AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                              ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY
NAME                       DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS         TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
------------------------- -------------------------------------------------- ---------------------------------------------------
Jude T. Driscoll
------------------------- -------------------------------------------------- ---------------------------------------------------
David K. Downes
------------------------- -------------------------------------------------- ---------------------------------------------------
Walter A. Babich
------------------------- -------------------------------------------------- ---------------------------------------------------
John H. Durham
------------------------- -------------------------------------------------- ---------------------------------------------------
John A. Fry
------------------------- -------------------------------------------------- ---------------------------------------------------
Anthony D. Knerr
------------------------- -------------------------------------------------- ---------------------------------------------------
Ann R. Leven
------------------------- -------------------------------------------------- ---------------------------------------------------
Thomas F. Madison
------------------------- -------------------------------------------------- ---------------------------------------------------
Janet L. Yeomans
------------------------- -------------------------------------------------- ---------------------------------------------------

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from Foundation Funds and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a trustee/director or trustee for the Funds' fiscal year ended September 30, 2004 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees/Directors as of September 30, 2004. Only the independent trustees of Foundation Funds receive compensation from Foundation Funds.

---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
                                                                                                          TOTAL COMPENSATION FROM
                                                        PENSION OR RETIREMENT       ESTIMATED ANNUAL          THE INVESTMENT
                              AGGREGATE COMPENSATION      BENEFITS ACCRUED AS          BENEFITS UPON       COMPANIES IN DELAWARE
NAME                           FROM FOUNDATION FUNDS    PART OF FUND EXPENSES         RETIREMENT(1)           INVESTMENTS(2)
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
Walter P. Babich                                                  None
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
John H. Durham                                                    None
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
John A. Fry                                                       None
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
Anthony D. Knerr                                                  None
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
Ann R. Leven                                                      None
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
Thomas F. Madison                                                 None
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
Janet L. Yeomans                                                  None
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------

(1) [Under the terms of the Delaware Group Retirement Plan for Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as Trustee/Director for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of September 30, 2001, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a trustee or director, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Each independent Trustee/Director (other than John A. Fry) currently receives a total annual retainer fee of $50,000 for serving as a Trustee/Director for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John A. Fry currently receives a total annual retainer fee of $39,892 for serving as a Trustee/Director for 24 investment companies in Delaware Investments, plus $2,383 for each Board Meeting attended. Members of the audit committee receive additional compensation of $5,000 plus $1,000 for each meeting in excess of five in any calendar year from all investment companies, in the aggregate, with the exception of the chairperson who receives $8,000 plus $1,000 for each meeting in excess of five in any calendar year. Members of the nominating committee will receive additional compensation of $1,000 from all investment companies, in the aggregate, for each committee meeting. In addition, the chairperson of the nominating committee receives an annual retainer of $500. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $8,000 from all investment companies.]

         The Board of Trustees has the following committees:

         [Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent auditors and the full Board of Trustees. Three independent trustees comprise the committee. The Audit Committee held six meetings during the Funds' last fiscal year].

         [Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. Three independent trustees and one interested trustee serve on the committee. The Nominating Committee held one meeting during the Funds' last fiscal year.]

GENERAL INFORMATION

         Foundation Funds, which was organized as a Delaware Business Trust on October 24, 1997, is an open-end management investment company. The Income Allocation Portfolio, Balanced Allocation Portfolio and Growth Allocation Portfolio are non-diversified as defined by the 1940 Act. Delaware S&P 500 Index Fund is diversified as defined by the 1940 Act.

         The Manager is the investment manager of the Funds. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. An affiliate of the Manager also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

         Delaware or Delaware International Advisers Ltd. also manages the investment options for Delaware-Lincoln ChoicePlus and Delaware Medallion (SM) III Variable Annuities. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. ChoicePlus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through ChoicePlus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware VIP Trust in Appendix A.

       The Delaware Investments Family of Funds, the Manager, the Sub-Advisor and the Distributor, in compliance with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Portfolios, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics for the Delaware Investments Family of Funds, the Manager, the Sub-Advisor and the Distributor are on public file with, and are available from, the SEC.

         The Distributor acts as national distributor for each Fund and for the other mutual funds in the Delaware Investments family. The Distributor received net commissions from each Fund on behalf of Class A Shares (Consultant Class for the Delaware S&P 500 Index Fund), after reallowances to dealers, as follows:

------------------------------------------------------------------------------------------
                           GROWTH ALLOCATION PORTFOLIO A CLASS
------------------------------------------------------------------------------------------
                               AMOUNT OF           TOTAL AMOUNTS              NET
         FISCAL              UNDERWRITING            REALLOWED             COMMISSION
       YEAR ENDED             COMMISSION             TO DEALERS          TO DISTRIBUTOR
------------------------- -------------------- ----------------------- -------------------
        9/30/04
        9/30/03
        9/30/02
------------------------- -------------------- ----------------------- -------------------

------------------------------------------------------------------------------------------
                          BALANCED ALLOCATION PORTFOLIO A CLASS
------------------------------------------------------------------------------------------
                               AMOUNT OF           TOTAL AMOUNTS              NET
         FISCAL              UNDERWRITING            REALLOWED             COMMISSION
       YEAR ENDED             COMMISSION             TO DEALERS          TO DISTRIBUTOR
------------------------- -------------------- ----------------------- -------------------
        9/30/04
        9/30/03
        9/30/02
------------------------- -------------------- ----------------------- -------------------

------------------------------------------------------------------------------------------
                           INCOME ALLOCATION PORTFOLIO A CLASS
------------------------------------------------------------------------------------------
                              AMOUNT OF           TOTAL AMOUNTS              NET
         FISCAL              UNDERWRITING           REALLOWED             COMMISSION
       YEAR ENDED             COMMISSION           TO DEALERS           TO DISTRIBUTOR
------------------------- ------------------- ---------------------- ---------------------
        9/30/04
        9/30/03
        9/30/02
------------------------- ------------------- ---------------------- ---------------------

------------------------------------------------------------------------------------------
                        DELAWARE S&P INDEX FUND CONSULTANT CLASS
------------------------------------------------------------------------------------------
                              AMOUNT OF           TOTAL AMOUNTS              NET
         FISCAL              UNDERWRITING           REALLOWED             COMMISSION
       YEAR ENDED             COMMISSION           TO DEALERS           TO DISTRIBUTOR
------------------------- ------------------- ---------------------- ---------------------
        9/30/04
        9/30/03
        9/30/02
------------------------- ------------------- ---------------------- ---------------------

         The Distributor received in the aggregate Limited CDSC or other CDSC payments with respect to Class A Shares, Class B Shares and Class C Shares (Consultant Class for the Delaware S&P 500 Index Fund) as follows:

-------------------------- ---------------------------------------------------------------

                                            GROWTH ALLOCATION PORTFOLIO
-------------------------- ---------------------------------------------------------------
                             CLASS A SHARES
         FISCAL               LIMITED CDSC        CLASS B SHARES        CLASS C SHARES
       YEAR ENDED               PAYMENTS          CDSC PAYMENTS         CDSC PAYMENTS
-------------------------- ------------------- --------------------- ---------------------
         9/30/04
         9/30/03
         9/30/02
-------------------------- ------------------- --------------------- ---------------------

-------------------------- ---------------------------------------------------------------

                                           BALANCED ALLOCATION PORTFOLIO
-------------------------- ---------------------------------------------------------------
                             CLASS A SHARES
         FISCAL                LIMITED CDSC        CLASS B SHARES        CLASS C SHARES
       YEAR ENDED               PAYMENTS          CDSC PAYMENTS         CDSC PAYMENTS
-------------------------- ------------------- --------------------- ---------------------
         9/30/04
         9/30/03
         9/30/02
-------------------------- ------------------- --------------------- ---------------------

-------------------------- ---------------------------------------------------------------

                                            INCOME ALLOCATION PORTFOLIO
-------------------------- ---------------------------------------------------------------
                             CLASS A SHARES
         FISCAL              LIMITED CDSC        CLASS B SHARES        CLASS C SHARES
       YEAR ENDED              PAYMENTS          CDSC PAYMENTS         CDSC PAYMENTS
-------------------------- ------------------- --------------------- ---------------------
         9/30/04
         9/30/03
         9/30/02
-------------------------- ------------------- --------------------- ---------------------

-------------------------- ---------------------------------------------------------------

                                            DELAWARE S&P 500 INDEX FUND
-------------------------- ---------------------------------------------------------------
                             CONSULTANT CLASS                          CONSULTANT CLASS
         FISCAL              SHARES LIMITED      CONSULTANT CLASS          SHARES
       YEAR ENDED            CDSC PAYMENTS     SHARES CDSC PAYMENTS     CDSC PAYMENTS
-------------------------- ------------------- --------------------- ---------------------
         9/30/04
         9/30/03
         9/30/02
-------------------------- ------------------- --------------------- ---------------------

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Investments Family of Funds. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge for (i) each open and closed account on their records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis ("Shareholder Accounts"); and (ii) each account on a retirement processing system ("Retirement Accounts"). These charges are as follows:

                  Shareholder Accounts        $21.25 Per Annum
                  Retirement Accounts         $30.00 Per Annum

         These charges are assessed monthly on a pro rata basis and determined by using the number of Shareholder and Retirement Accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees.

         The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments Family of Funds for which it provides such accounting services. Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.020% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund and the other mutual funds in the Delaware Investments Family of Funds, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculation based on the type and number of classes per Fund.

         The Manager and its affiliates own the names "Delaware Group" and "Foundation Funds." Under certain circumstances, including the termination of Foundation Funds' advisory relationships with the Manager or its distribution relationships with the Distributor, the Manager and its affiliates could cause Foundation Funds to delete the words "Delaware Group" and "Foundation Funds" from the Trust's name.

         The JPMorgan Chase Bank ("JPMorgan"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of each Fund's securities and cash. As custodian for a Fund, JPMorgan maintains a separate account or accounts for a Fund; receives, holds and releases portfolio securities on account of a Fund; receives and disburses money on behalf of a Fund; and collects and receives income and other payments and distributions on account of a Fund's portfolio securities.

CAPITALIZATION
         Foundation Funds currently offers five portfolios of shares. Each Fund has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. All shares have equal voting rights, except as noted below, no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Class A Shares, Class B Shares, Class C Shares, Institutional Class and, with respect to Delaware S&P 500 Index Fund, Consultant Class shares represent a proportionate interest in the assets of each Fund of Foundation Funds and have the same voting and other rights and preferences, except that shares of Institutional Classes may not vote on matters affecting the Funds' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, shareholders of Class B Shares must be given a vote on any material increase in the 12b-1 fees payable by Class A Shares under the Plans for the Funds. General expenses of each Fund will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the 12b-1 Plans of Class A Shares, Class B Shares, Class C Shares and Class R Shares will be allocated solely to those classes. Class R Shares of the Fund first were offered on June 1, 2003.

NONCUMULATIVE VOTING
         FOUNDATION FUNDS' SHARES HAVE NONCUMULATIVE VOTING RIGHTS WHICH MEANS THAT THE HOLDERS OF MORE THAN 50% OF THE SHARES OF FOUNDATION FUNDS VOTING FOR THE ELECTION OF TRUSTEES CAN ELECT ALL THE TRUSTEES IF THEY CHOOSE TO DO SO, AND, IN SUCH EVENT, THE HOLDERS OF THE REMAINING SHARES WILL NOT BE ABLE TO ELECT ANY TRUSTEES.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Foundation Funds and, in its capacity as such, audits the annual financial statements contained in the Funds' Annual Reports. Each Fund's Statement of Net Assets, Statement of Assets and Liabilities (as applicable), Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended September 30, 2003 are included in its Annual Report to shareholders. The financial statements, the notes relating thereto, the financial highlights and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A--INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
FAMILY

         Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         DELAWARE DIVERSIFIED INCOME FUND seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities, investment-grade fixed-income securities and foreign government and other foreign fixed-income securities. DELAWARE U.S. GROWTH FUND seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.

         DELAWARE CASH RESERVE FUND seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         DELAWARE BALANCED FUND seeks long-term growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities.

         DELAWARE DECATUR EQUITY INCOME FUND seeks high current income and capital appreciation. It invests primarily in dividend-paying stocks of large, well-established companies. DELAWARE DIVERSIFIED VALUE FUND seeks capital appreciation with current income as a secondary objective by investing in dividend-paying stocks and income producing securities that are convertible into common stocks.

         DELAWARE AMERICAN SERVICES FUND seeks to provide long-term capital growth. It invests primarily in stocks of U.S. companies in the financial services, business services and consumer services sectors. DELAWARE SMALL CAP GROWTH FUND seeks to provide long-term capital growth by investing in common stocks of small growth-oriented or emerging growth companies that we believe offer above average opportunities for long-term price appreciation. DELAWARE TREND FUND seeks capital appreciation by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         DELAWARE DIVERSIFIED GROWTH FUND seeks capital appreciation by investing in stocks of companies that have growth potential that exceeds the average anticipated growth rate. DELAWARE GROWTH OPPORTUNITIES FUND seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         DELAWARE SMALL CAP VALUE FUND seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         FOUNDATION FUNDS are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). DELAWARE BALANCED ALLOCATION PORTFOLIO seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. DELAWARE INCOME ALLOCATION PORTFOLIO seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. DELAWARE GROWTH ALLOCATION PORTFOLIO seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds. DELAWARE S&P 500 INDEX FUND seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes large U.S. companies.

         DELAWARE EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. DELAWARE INTERNATIONAL SMALL CAP VALUE FUND seeks to achieve long-term capital appreciation by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. DELAWARE INTERNATIONAL VALUE EQUITY FUND seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income.

         DELAWARE AMERICAN GOVERNMENT BOND FUND seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         DELAWARE CORPORATE BOND FUND seeks to provide investors with total return by investing primarily in corporate bonds. DELAWARE DELCHESTER FUND seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. DELAWARE EXTENDED DURATION BOND FUND seeks to provide investors with total return by investing primarily in corporate bonds.

         DELAWARE LIMITED-TERM GOVERNMENT FUND seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         DELAWARE REIT FUND seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         DELAWARE TAX-FREE MONEY FUND seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         DELAWARE TAX-FREE INSURED FUND invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. DELAWARE TAX-FREE USA FUND seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. DELAWARE TAX-FREE USA INTERMEDIATE FUND seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         DELAWARE TAX-FREE PENNSYLVANIA FUND seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

         DELAWARE TAX-FREE ARIZONA INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. DELAWARE TAX-FREE MINNESOTA INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining a dollar-weighted average effective maturity from five to ten years.

         DELAWARE TAX-FREE CALIFORNIA INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. DELAWARE TAX-FREE FLORIDA INSURED FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. DELAWARE TAX-FREE FLORIDA FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. DELAWARE TAX-FREE MISSOURI INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. DELAWARE TAX-FREE OREGON INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

         DELAWARE TAX-FREE ARIZONA FUND seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. DELAWARE TAX-FREE CALIFORNIA FUND seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. DELAWARE TAX-FREE IDAHO FUND seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. DELAWARE NATIONAL HIGH-YIELD MUNICIPAL FUND seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. DELAWARE TAX-FREE NEW YORK FUND seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital.

         DELAWARE TAX-FREE COLORADO FUND seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         DELAWARE SELECT GROWTH FUND seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments.

         DELAWARE TAX-FREE MINNESOTA FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         DELAWARE VIP TRUST offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. DELAWARE VIP BALANCED SERIES seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. DELAWARE VIP CAPITAL RESERVES SERIES seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. DELAWARE VIP CASH RESERVE SERIES is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DELAWARE VIP DIVERSIFIED INCOME Series seeks high current income and total return. The Series seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed income securities markets: high-yield, higher risk securities; investment grad fixed-income securities; and foreign government and other foreign fixed-income securities. DELAWARE VIP EMERGING MARKETS SERIES seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. DELAWARE VIP GLOBAL BOND SERIES seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. DELAWARE VIP GROWTH OPPORTUNITIES SERIES seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. DELAWARE VIP HIGH YIELD SERIES seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. DELAWARE VIP LARGE CAP VALUE SERIES seeks capital appreciation with current income as a secondary objective. It seeks to achieve its objective by investing primarily in common stocks of large, well-established companies. DELAWARE VIP REIT SERIES seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. DELAWARE VIP SELECT GROWTH SERIES seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. DELAWARE VIP SMALL CAP VALUE SERIES seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. DELAWARE VIP TREND SERIES seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. DELAWARE VIP U.S. GROWTH SERIES seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus.

                                     PART C

                                Other Information


Item 22.               Exhibits

                       (a) Declaration of Trust.

                               (1) Declaration of Trust incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                       (b) By-Laws.

                               (1) By-Laws incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                       (c) Copies of All Instruments Defining the Rights of
                           Holders.

                               (1) Declaration of Trust. Declaration of Trust (October 1997) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                               (2) By-Laws. By-Laws incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                       (d) Investment Management Agreements.

                               (1) Executed Investment Management Agreement (April 1, 1999) between Delaware Management Company and the Registrant on behalf of the Delaware Balanced Portfolio and Delaware Income Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 12 filed on January 29, 2001.

                               (2)      Executed Amendment No. 1 to the
                                        Investment Management Agreement (April
                                        15, 1999) between Delaware Management
                                        Company and the Registrant adding the
                                        Delaware Growth Portfolio to the
                                        Investment Management Agreement dated
                                        April 1, 1999 incorporated into this
                                        filing by reference to Post-Effective
                                        Amendment No. 12 filed on January 29,
                                        2001.

                               (3)      Executed Amendment No. 2 to the
                                        Investment Management Agreement
                                        (December 27, 1999) between Delaware
                                        Management Company and the Registrant
                                        adding the Delaware S&P 500 Index Fund
                                        to the Investment Management Agreement
                                        dated April 1, 1999 incorporated into
                                        this filing by reference to
                                        Post-Effective Amendment No. 12 filed on
                                        January 29, 2001.

                               (4) Executed Sub-Advisory Agreement (January 12, 2000) between Delaware Management Company and State Street Global Advisors on behalf of the Delaware S&P 500 Index Fund incorporated into this filing by reference to Post-Effective Amendment No. 15 filed February 28, 2002.

                       (e)     (1)      Distribution Agreement. Executed
                                        Distribution Agreement (May 15, 2003)
                                        between Delaware Distributors, L.P. and
                                        the Registrant incorporated into this
                                        filing by reference to Post-Effective
                                        Amendment No. 18 filed November 26,
                                        2003.

                               (2)      Executed Financial Intermediary
                                        Distribution Agreement. Executed
                                        Financial Intermediary Distribution
                                        Agreement (January 1, 2001) between DDLP and LFD, Inc. on behalf of the Registrant incorporated in this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

                                        (i)    Executed Appendix A (December 20,
                                               2001) to Financial Intermediary
                                               Distribution Agreement
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 15 filed February
                                               28, 2002.

                                        (ii)   Executed Second Amended and
                                               Restated Financial Intermediary
                                               Agreement (August 21, 2003)
                                               between Delaware Distributors,
                                               L.P. and Lincoln Financial
                                               Distributors incorporated into
                                               this filing by reference to
                                               Post-Effective Amendment No. 18
                                               filed November 26, 2003.

                               (3) Dealer's Agreement. Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed on January 29, 2001.

                               (4) Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed November 29, 2002.

                               (5)      Registered Investment Advisors
                                        Agreement. Registered Investment
                                        Advisors Agreement (January 2001)
                                        incorporated into this filing by
                                        reference to Post-Effective Amendment
                                        No. 16 filed November 29, 2002.

                               (6)      Bank/Trust Agreement. Bank Trust
                                        Agreement (August 2004) attached as
                                        Exhibit.

                       (f)     Inapplicable.

                       (g)     Custodian Agreement.

                               (1) Custodian Agreement (May 1996) with The Chase Manhattan Bank incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                                        (i)      Executed letter to add the
                                                 Delaware Income Portfolio, the
                                                 Delaware Balanced Portfolio and
                                                 the Growth Portfolio to the
                                                 Custodian Agreement with The
                                                 Chase Manhattan Bank
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 4 filed on
                                                 November 30, 1998.

                                        (ii)     Executed letter to add The
                                                 Asset Allocation Portfolio to
                                                 the Custodian Agreement with
                                                 The Chase Manhattan Bank
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 2 filed on June
                                                 17, 1998.

                                        (iii)    Executed letter to add Delaware
                                                 S&P 500 Index Fund to the
                                                 Custodian Agreement with The
                                                 Chase Manhattan Bank
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 12 filed on
                                                 January 29, 2001.

                                        (iv)   Executed Amendment (July 1, 2001)
                                               to the Custodian Agreement
                                               between JPMorgan Chase and the
                                               Registrant incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No. 16
                                               filed November 29, 2002.

                                        (v)    Executed Schedule A (July 17,
                                               2003) to the Custodian Agreement
                                               between JPMorgan Chase and the
                                               Registrant attached as Exhibit.

                               (2) Executed Securities Lending Agreement (December 22, 1998) with The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 12 filed on January 29, 2001.

                                        (i)    Executed Amendment (October 3,
                                               2001) to the Securities Lending
                                               Agreement between JPMorgan Chase
                                               Bank and the Registrant
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 16 filed November
                                               29, 2002.

                                        (ii)   Executed Schedule A (July 17,
                                               2003) to the Securities Lending
                                               Agreement between JPMorgan Chase
                                               Bank and the Registrant attached
                                               as Exhibit.

                        (h) Other Material Contracts.

                               (1) Executed Shareholders Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated in this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

                                        (i)    Executed Amendment No. 1 (August
                                               23, 2001) to the Shareholders
                                               Services Agreement between
                                               Delaware Service Company, Inc.
                                               and the Registrant incorporated
                                               into this filing by reference to
                                               Post-Effective Amendment No. 16
                                               filed November 29, 2002.

                                        (ii)   Executed Schedule A (May 1, 2002)
                                               to the Shareholder Services
                                               Agreement between Delaware
                                               Service Company, Inc. and the
                                               Registrant incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No. 18
                                               filed November 26, 2003.

                                        (iii)  Executed Schedule B (May 15,
                                               2002) to the Shareholders
                                               Services Agreement incorporated
                                               into this filing by reference to
                                               Post-Effective Amendment No. 18
                                               filed November 26, 2003.

                                        (iv)   Executed Schedule B (May 16,
                                               2002) to the Shareholders
                                               Services Agreement incorporated
                                               into this filing by reference to
                                               Post-Effective Amendment No. 16
                                               filed November 29, 2002.

                                (2)     Executed Fund Accounting Agreement
                                        (Module) (August 19, 1996) with Delaware
                                        Service Company, Inc. incorporated into
                                        this filing by reference to the initial
                                        registration statement on Form N-1A
                                        filed on October 24, 1997 and
                                        Post-Effective Amendment No. 6 filed on
                                        January 21, 1999.

                                        (i)    Executed Amendment No. 29
                                               (December 1, 2004) to Delaware
                                               Group of Funds Fund Accounting
                                               Agreement attached as Exhibit.

                                        (ii)   Executed Schedule B (May 16,
                                               2002) to the Delaware Group of
                                               Funds Fund Accounting Agreement
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 16 filed November
                                               29, 2002

                       (i) Opinion of Counsel. Incorporated into this filing by reference to Post Effective Amendment No. 4 filed November 30, 1998.

                       (j) Consent and Report of Auditors. To be filed by Amendment.

                       (k)     Inapplicable.

                       (l) Subscription Agreement. Incorporated into this filing by reference to Post-Effective Amendment No. 2 filed January 21, 1998.

                        (m)    Plans under Rule 12b-1.

                               (1) Plan under Rule 12b-1 for Class A Shares (April 19, 2001) incorporated in this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

                               (2) Plan under Rule 12b-1 for Class B Shares (April 19, 2001) incorporated in this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

                               (3) Plan under Rule 12b-1 for Class C Shares (April 19, 2001) incorporated in this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

                               (4) Plan under Rule 12b-1 for Consultant Class Shares (April 19, 2001) incorporated in this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

                               (5) Plan under Rule 12b-1 for Class R Shares (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 26, 2003.

                       (n) Plan Under Rule 18f-3. Plan Under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 17 filed May 7, 2003.

                       (o)     Inapplicable.

                       (p) Codes of Ethics.

                               (1)      Code of Ethics for the Delaware
                                        Investments' Family of Funds attached as Exhibit.

                               (2) Code of Ethics for Delaware Investments attached as Exhibit.

                               (3) Code of Ethics for Lincoln Financial Distributors, Inc. attached as Exhibit.

                               (4) Code of Ethics for State Street Global Advisors incorporated into this filing by reference to Post-Effective Amendment No. 12 filed on January 29, 2001.

                       (q) Trustees' Power of Attorney. Attached as Exhibit.

Item 23.               Persons Controlled by or under Common Control with
                       Registrant.  None.

Item 24. Indemnification. Incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

Item 25.               Business and Other Connections of Investment Advisor.

                       Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 26 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

               The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless noted, the principal business address of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094

----------------------------------------------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
------------------------------------   ------------------------
-------------------------------------- -------------------------------------------------------------------------------------------
Jude T. Driscoll                       President/Chief Executive Officer of Delaware Management Company, Delaware Investment
                                       Advisers and Delaware Capital Management (each a series of Delaware Management Business
                                       Trust)

                                       Chairman/President/Chief Executive Officer of each fund in the Delaware Investments
                                       Family of Funds

                                       Chairman and Director of Delaware International Advisers Ltd.

                                       President/Chief Executive Officer and Director/Trustee of Delaware Management Holdings,
                                       Inc., DMH Corp, DIAL Holding Company, Inc., Delaware International Holdings Ltd.,
                                       Delaware Investments U.S., Inc., Delaware General Management, Inc., Delaware Management
                                       Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc., Retirement
                                       Financial Services, Inc., Delaware Management Business Trust, Delaware Distributors,
                                       L.P., Lincoln National Investment Companies, Inc. and LNC Administrative Services
                                       Corporation

                                       President of Delaware Lincoln Cash Management (a series of Delaware Management Business
                                       Trust)

                                       Director of HYPPCO Finance Company Ltd.
-------------------------------------- -------------------------------------------------------------------------------------------
John C. E. Campbell                    Executive Vice President/Global Marketing & Client Services of Delaware Management
                                       Company (a series of Delaware Management Business Trust)

                                       Executive Vice President/Global Marketing Sales, Client Services & Product Development
                                       and President/Global Institutional Services of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust)

                                       Director of Delaware International Advisers Ltd.
-------------------------------------- -------------------------------------------------------------------------------------------
Patrick P. Coyne                       Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income of
                                       Delaware Management Company, Delaware Investment Advisers, Delaware Capital Management
                                       (each series of Delaware Management Business Trust), Delaware Management Holdings,
                                       Inc., Delaware Management Business Trust and Lincoln National Investment Companies,
                                       Inc.

                                       Executive Vice President/Managing Director/Head of Equity Investments of each fund in the Delaware Investments Family of Funds

                                       President and Director of Lincoln National Convertible Securities Fund, Inc. and Lincoln
                                       National Income Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
------------------------------------   ------------------------
-------------------------------------- -------------------------------------------------------------------------------------------
Joseph H. Hastings                     Executive Vice President/Interim Chief Financial Officer/Treasurer/Controller of Delaware
                                       Management Company, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH
                                       Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware General
                                       Management, Inc., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                       Delaware Management Business Trust, Lincoln National Investment Companies, Inc. and LNC
                                       Administrative Services Corporation

                                       Executive Vice President/Chief Financial Officer/Treasurer and Director of Delaware
                                       Management Trust Company

                                       Executive Vice President/Chief Financial Officer of Retirement Financial Services, Inc.
                                       and each fund in the Delaware Investments Family of Funds

                                       Executive Vice President/Interim Chief Financial Officer/Controller of Delaware
                                       Investment Advisers (a series of Delaware Management Business Trust)

                                       Executive Vice President/Interim Chief Financial Officer of Delaware International
                                       Holdings Ltd.

                                       Executive Vice President of Delaware Distributors, Inc. and Delaware Distributors, L.P.
-------------------------------------- -------------------------------------------------------------------------------------------
Joanne O. Hutcheson                    Executive Vice President/Chief Operating Officer of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH
                                       Corp., DIAL Holding Company, Inc., Delaware International Holdings, Inc., Delaware
                                       Investments U.S., Inc., Delaware General Management, Inc., Delaware Management Company,
                                       Inc., Delaware Management Business Trust and Lincoln National Investment Companies, Inc.

                                       Executive Vice President/Chief Operating Officer and Director of Delaware Service
                                       Company, Inc., Retirement Financial Services, Inc. and LNC Administrative Services
                                       Corporation

                                       Executive Vice President of Delaware Distributors, Inc., Delaware Distributors, L.P.,

                                       Senior Vice President/Human Resources of Delaware Management Trust Company
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
------------------------------------   ------------------------
-------------------------------------- -------------------------------------------------------------------------------------------
Richelle S. Maestro                    Executive Vice President/General Counsel/Secretary of Delaware Management Company,
                                       Delaware Investment Advisers, Delaware Capital Management and Delaware Lincoln Cash
                                       Management (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds

                                       Executive Vice President/General Counsel/Secretary and Director/Trustee of Delaware
                                       Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments
                                       U.S., Delaware General Management, Inc., Delaware Management Company, Inc., Delaware
                                       Service Company, Inc., Delaware Distributors, Inc., Retirement Financial Services, Inc.,
                                       Lincoln National Investment Companies, Inc. and LNC Administrative Services Corporation

                                       Executive President/Deputy General Counsel and Director of Delaware International
                                       Holdings Ltd.

                                       Senior Vice President/General Counsel/Secretary and Director/Trustee of Delaware
                                       Management Business Trust and Delaware Distributors, L.P.

                                       Senior Vice President/General Counsel/Secretary of Delaware Management Trust Company

                                       Vice President/General Counsel of Lincoln National Convertible Securities Fund, Inc. and
                                       Lincoln National Income Fund, Inc.

                                       General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA.
-------------------------------------- -------------------------------------------------------------------------------------------
See Yeng Quek                          Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income of
                                       Delaware Management Company, Delaware Investment Advisers and Delaware Lincoln Cash
                                       Management (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds

                                       Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income and
                                       Director/Trustee of Delaware Management Holdings, Inc., Delaware Management Business
                                       Trust and Lincoln National Investment Companies, Inc.

                                       Director/Trustee of DHM Corp., DIAL Holding Company, Inc., Delaware International
                                       Holdings Ltd., Delaware Investments U.S., Inc., Delaware Management Company, Inc.,
                                       Delaware Service Company, Inc. and HYPPCO Finance Company Ltd.
-------------------------------------- -------------------------------------------------------------------------------------------
Gerald S. Frey                         Managing Director/Chief Investment Officer - Growth Investing of Delaware Management
                                       Company, Delaware Investment Advisers, Delaware Capital Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., Delaware
                                       Management Business Trust, Lincoln National Investments Companies, Inc. and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Douglas L. Anderson                    Senior Vice President/Operations of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc., Delaware Distributors, Inc.,
                                       Retirement Financial Services, Inc. and Delaware Distributors, L.P

                                       Senior Vice President/Operations and Director of Delaware  Management Trust Company
-------------------------------------- -------------------------------------------------------------------------------------------
Robert L. Arnold                       Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers and Delaware Capital Management (each a series of Delaware Management
                                       Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Marshall T. Bassett                    Senior Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)

                                       Senior Vice President/Senior Portfolio Manager of each fund in the Delaware Investments
                                       Family of Funds
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
------------------------------------   ------------------------
-------------------------------------- -------------------------------------------------------------------------------------------
Christopher S. Beck                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management (each a series of Delaware Management
                                       Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Michael P. Bishof                      Senior Vice President/Investment Accounting of Delaware Management Company, Delaware
                                       Capital Management (each a series of Delaware Management Business Trust), Delaware
                                       Service Company, Inc. and Delaware Distributors, L.P.

                                       Senior Vice President/Treasurer/Investment Accounting of Delaware Investment Advisers (a
                                       series of Delaware Management Business Trust)

                                       Senior Vice President/Manager of Investment Accounting of Delaware International Advisers
                                       Ltd.,

                                       Senior Vice President/Treasurer of each fund in the Delaware Investments Family of Funds

                                       Chief Financial Officer of Lincoln National Convertible Securities Fund, Inc. and Lincoln
                                       National Income Fund, Inc.
-------------------------------------- -------------------------------------------------------------------------------------------
Ryan K. Brist                          Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Vice President of Lincoln National Income Fund, Inc.
-------------------------------------- -------------------------------------------------------------------------------------------
Timothy G. Connors                     Senior Vice President/Chief Investment Officer - Value Investing of Delaware Management
                                       Company, Delaware Investment Advisers (each a series of Delaware Management Business
                                       Trust), Delaware Management Holdings, Inc., Delaware Management Business Trust, Lincoln
                                       National Investment Companies, Inc. and each fund in the Delaware Investments Family of
                                       Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Nancy M. Crouse                        Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)  and each fund in the Delaware Investment Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
George E. Deming                       Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Director of Delaware International Advisers Ltd.
-------------------------------------- -------------------------------------------------------------------------------------------
Robert J. DiBraccio                    Senior Vice President/Head of Equity Trading of Delaware Management Company, Delaware
                                       Investment Advisers and Delaware Capital Management (each a series of Delaware Management
                                       Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
John B. Fields                         Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Trustee of Delaware Management Business Trust
-------------------------------------- -------------------------------------------------------------------------------------------
John A. Heffern                        Senior Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)

                                       Senior Vice President/Senior Portfolio Manager of each fund in the Delaware Investments
                                       Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Carolyn McIntyre(1)                    Senior Vice President/Human Resources of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., DIAL
                                       Holding Company, Inc., Delaware General Management, Inc., Delaware Management Business
                                       Trust and Lincoln National Investment Companies, Inc.
-------------------------------------- -------------------------------------------------------------------------------------------
Susan L. Natalini                      Senior Vice President/Global Marketing & Client Services of Delaware Management Company
                                       and Delaware Investment Advisers (each a series of Delaware Management Business Trust)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
------------------------------------   ------------------------
-------------------------------------- -------------------------------------------------------------------------------------------
Francis X. Morris                      Director - Fundamental Research/Senior Portfolio Manager of Delaware Management Company
                                       (a series of Delaware Management Business Trust)

                                       Senior Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Vice President/Senior Portfolio Manager of Delaware General Management, Inc.

                                       Vice President/Senior Equity Analyst of Delaware Capital Management (a series of Delaware
                                       Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
John J. O'Connor                       Senior Vice President/Investment Accounting of Delaware Management Company (a series of
                                       Delaware Management Business Trust) and Delaware Service Company, Inc.

                                       Senior Vice President/Investment Accounting/Assistant Treasurer of Delaware Investment
                                       Advisers (a series of Delaware Management Business Trust)

                                       Senior Vice President/Assistant Treasurer of each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Philip R Perkins(2)                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company and
                                       Delaware Investment Adviser (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Timothy L. Rabe                        Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)  and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Paul M. Ross                           Senior Vice President/Global Marketing & Client Services of Delaware Management Company
                                       and Delaware Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
James L. Shields                       Senior Vice President/Chief Information Officer of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management (each a series of Delaware Management
                                       Business Trust), Delaware Service Company, Inc., Retirement Financial Services, Inc. and
                                       Delaware Distributors, L.P.
-------------------------------------- -------------------------------------------------------------------------------------------
Ward W. Tatge                          Senior Vice President/Director of Fixed Income Research of Delaware Management Company,
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Gary T. Abrams                         Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Christopher S. Adams                   Vice President/Portfolio Manager/Senior Equity Analyst of Delaware Management Company (a
                                       series of Delaware Management Business Trust) and each fund in the Delaware Investments
                                       Family of Funds

                                       Vice President/Senior Equity Analyst I of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Renee E. Anderson                      Vice President/Portfolio Manager/Senior Equity Analyst II of Delaware Management Company
                                       (a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Damon J. Andres                        Vice President/Senior Fixed Income Portfolio Manager I of Delaware Management Company (a
                                       series of Delaware Management Business Trust)

                                       Vice President/Senior Portfolio Manager of each fund in the Delaware Investments Family of Funds

                                       Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                       Management Business Trust)

                                       Vice President of Lincoln National Convertible Securities Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
------------------------------------   ------------------------
-------------------------------------- -------------------------------------------------------------------------------------------
Joseph R. Baxter                       Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Richard E. Biester                     Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Vincent A. Brancaccio                  Vice President/Senior Equity Trader of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Michael P. Buckley                     Vice President/Portfolio Manager/Director of Municipal Research of Delaware Management
                                       Company and Delaware Investment Advisers (each a series of Delaware Management Business
                                       Trust)

                                       Vice President/Portfolio Manager/Senior Municipal Bond Analyst of each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
MaryEllen M. Carrozza                  Vice President/Client Services of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust), Delaware General
                                       Management, Inc. and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Stephen R. Cianci                      Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Vice President/Portfolio Manager of Delaware Capital Management (a series of Delaware
                                       Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
David F. Connor                        Vice President/Deputy General Counsel/Assistant Secretary of Delaware Management Company,
                                       Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash
                                       Management (each a series of Delaware Management Business Trust), Delaware Management
                                       Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc.,
                                       Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors,
                                       Inc. Retirement Financial Services, Inc., Delaware Management Trust Company, Delaware
                                       Management Business Trust, Delaware Distributors, L.P., Lincoln National Investment
                                       Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware
                                       Investments Family of Funds

                                       Secretary of Lincoln National Convertible Securities Fund, Inc. and Lincoln National
                                       Income Fund, Inc.
-------------------------------------- -------------------------------------------------------------------------------------------
Joseph F. DeMichele                    Vice President/High Grade Trading of Delaware Management Company (a series of Delaware
                                       Management Business Trust)

                                       Vice President/Senior High Grade Trading of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Joel A. Ettinger                       Vice President/Taxation of Delaware Management Company, Delaware Investment Advisers,
                                       Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware
                                       Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., DIAL Holding
                                       Company, Inc., Delaware General Management, Inc., Delaware Management Company, Inc.,
                                       Delaware Service Company, Inc., Delaware Distributors, Inc. Retirement Financial
                                       Services, Inc., Delaware Management Business Trust, Delaware Distributors, L.P., Lincoln
                                       National Investment Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Phoebe W. Figland                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Joseph Fiorilla                        Vice President/Trading Operations of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Charles E. Fish                        Vice President/Senior Equity Trader of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Clifford M. Fisher(3)                  Vice President/Senior Bond Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
------------------------------------   ------------------------
-------------------------------------- -------------------------------------------------------------------------------------------
Denise A. Franchetti                   Vice President/Portfolio Manager/Municipal Bond Credit Analyst of Delaware Management
                                       Company, Delaware Investment Advisers (each a series of Delaware Management Business
                                       Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Brian Funk                             Vice President/High Yield Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
James A. Furgele                       Vice President/Investment Accounting of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust), Delaware Service Company,
                                       Inc. and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Brent C. Garrells                      Vice President/ High Yield Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Daniel V. Geatens                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Stuart M. George                       Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Barry Gladstein                        Vice President/Portfolio Analyst of Delaware Management Company and Delaware Investment
                                       Advisers (a series of Delaware Management Business Trust)

                                       Vice President/Equity Analyst of Delaware Capital Management (a series of Delaware
                                       Management Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Paul Grillo                            Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Vice President/Portfolio Manager of Delaware Capital Management (a series of Delaware
                                       Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Brian T. Hannon                        Vice President/Equity Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Jonathan Hatcher(4)                    Vice President/Senior High Yield Trader of Delaware Management Company (a series of
                                       Delaware Management Business Trust)

                                       Vice President/Senior High Yield Analysis of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Jeffrey W. Hynoski                     Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Cynthia Isom                           Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Kenneth R. Jackson                     Vice President/Equity Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Steven T. Lampe                        Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management (each a series of Delaware Management Business
                                       Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Kevin S. Lee                           Vice President/Assistant Controller of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., DIAL
                                       Holding Company, Inc., Delaware Investments U.S., Inc., Delaware General Management,
                                       Inc., Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                       Distributors, Inc. Retirement Financial Services, Inc., Delaware Management Trust
                                       Company, Delaware Management Business Trust, Delaware Distributors, L.P., Lincoln
                                       National Investment Companies, Inc., LNC Administrative Services Corporation and LNC
                                       Administrative Services Corporation
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
------------------------------------   ------------------------
-------------------------------------- -------------------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.               Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Michael S. Morris                      Vice President/Portfolio Manager of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Senior Equity Analyst of each fund in the Delaware Investments Family of
                                       Funds
-------------------------------------- -------------------------------------------------------------------------------------------
John R. Murray                         Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware
                                       Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Brian L. Murray. Jr.(5)                Senior Vice President/Chief Compliance Officer of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management (each a series of Delaware Management
                                       Business Trust), Delaware Service Company, Inc., Delaware Distributors, Inc., Retirement
                                       Financial Services, Inc., Delaware Management Business Trust, Delaware Distributors,
                                       L.P., and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
David P. O'Connor                      Vice President/Associate General Counsel/Assistant Secretary of Delaware Management
                                       Company, Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash
                                       Management (each a series of Delaware Management Business Trust), Delaware Management
                                       Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc.,
                                       Delaware General Management, Inc., Delaware Management Company, Inc., Delaware Service
                                       Company, Inc., Delaware Distributors, Inc. Retirement Financial Services, Inc., Delaware
                                       Management Business Trust, Delaware Distributors, L.P., Lincoln National Investment
                                       Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Philip O. Obazee(6)                    Vice President/Derivatives Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Donald G. Padilla                      Vice President/Equity Analyst II of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Equity Analyst of each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Richard Salus                          Vice President/Deputy Controller of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., DIAL
                                       Holding Company, Inc., Delaware Investments U.S., Inc., Delaware General Management,
                                       Inc., Delaware Management Company, Inc., Lincoln National Investment Companies, Inc., LNC
                                       Administrative Services Corporation and LNC Administrative Services Corporation

                                       Vice President/Assistant Controller of Delaware International Holdings Ltd., Delaware
                                       Service Company, Inc., Delaware Distributors, Inc., Retirement Financial Services, Inc.,
                                       Delaware Management Trust Company, Delaware Management Business Trust and Delaware
                                       Distributors, L.P.
-------------------------------------- -------------------------------------------------------------------------------------------
Kevin C. Schildt                       Vice President/Senior Municipal Credit Analyst of Delaware Management Company and
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Senior Research Analyst of each fund in the Delaware Investments Family of
                                       Funds
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
------------------------------------   ------------------------
-------------------------------------- -------------------------------------------------------------------------------------------
Richard D. Seidel                      Vice President/Assistant Controller/Manager - Payroll of Delaware Management Company,
                                       Delaware Investment Advisers, Delaware Lincoln Cash Management (each a series of Delaware
                                       Management Business Trust), Delaware Investments, U.S., Delaware General Management,
                                       Inc., Delaware Management Company, Inc., Delaware Distributors, Inc., Retirement
                                       Financial Services, Inc., Delaware Management Business Trust, Lincoln Investment
                                       Companies, Inc. and LNC Administrative Services Corporation

                                       Vice President/Assistant Treasurer of Delaware Capital Management (a series of Delaware
                                       Management Business Trust), Delaware Management Holdings, Inc., DHM Corp., DIAL Holding
                                       Company, Inc., Delaware Service Company, Inc. and Delaware Distributors, L.P.
-------------------------------------- -------------------------------------------------------------------------------------------
Brenda L. Sprigman                     Vice President/Business Manager - Fixed Income of Delaware Management Company and
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Matthew J. Stephens                    Vice President/Senior High Grade Analyst of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Michael T. Taggart                     Vice President/Facilities & Administrative Services of Delaware Management Company,
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust),
                                       Delaware Service Company, Inc., Delaware Distributors, Inc. and Delaware Distributors,
                                       L.P.
-------------------------------------- -------------------------------------------------------------------------------------------
Lori P. Wachs                          Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Laura Wagner                           Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Chris Welker                           Vice President/Senior High Grade Trader of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
James J. Wright                        Vice President/Senior Equity Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) HEAD OF HUMAN RESOURCES, Lincoln Life, 2001-2003.
(2) MANAGING DIRECTOR/GLOBAL MARKETS, Deutsche Bank, 1998-2003.
(3) VICE PRESIDENT/MUNICIPAL BOND, Advest, Inc., 1999-2002.
(4) SENIOR RESEARCH ANALYST, Strong Capital Management, 2000-2002.
(5) ASSOCIATE CORPORATE COUNSEL, Franklin Templeton Investments, 1998-2002.
(6) VICE PRESIDENT/QUANTITATIVE RESEARCH GROUP, First Union Capital Markets Corporation, 1998-2001.
--------------------------------------------------------------------------------


Item 26.  Principal Underwriters.

                  (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

                  (b)(1) Information with respect to each officer or partner of the principal underwriter and the Registrant is provided below. Unless noted, the principal business address of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

--------------------------------------------------------------------------------------------------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS            POSITIONS & OFFICES WITH UNDERWRITER      POSITIONS & OFFICES WITH REGISTRANT
-------------------------------------------- ----------------------------------------- -----------------------------------------
Delaware Distributors, Inc.                  General Partner                           None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Delaware Capital Management                  Limited Partner                           None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Delaware Investment Advisers                 Limited Partner                           None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Kevin J. Lucey                               President/Chief Executive Officer         None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Joseph H. Hastings                           Executive Vice President                  Executive Vice President/Chief
                                                                                       Financial Officer
-------------------------------------------- ----------------------------------------- -----------------------------------------
Joanne O. Hutcheson                          Executive Vice President                  None
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS            POSITIONS & OFFICES WITH UNDERWRITER      POSITIONS & OFFICES WITH REGISTRANT
-------------------------------------------- ----------------------------------------- -----------------------------------------
Richelle S. Maestro                          Executive Vice President/General          Executive Vice President/General
                                             Counsel/Secretary                         Counsel/Secretary (Chief Legal Officer)
-------------------------------------------- ----------------------------------------- -----------------------------------------
Philip N. Russo                              Executive Vice President/Chief            None
                                             Financial Officer
-------------------------------------------- ----------------------------------------- -----------------------------------------
Diane M. Anderson                            Senior Vice President/Retirement          None
                                             Operations
-------------------------------------------- ----------------------------------------- -----------------------------------------
Douglas L. Anderson                          Senior Vice President/Operations          None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Michael P. Bishof                            Senior Vice President/Investment          Senior Vice President/Treasurer
                                             Accounting
-------------------------------------------- ----------------------------------------- -----------------------------------------
Thomas M. McConnell                          Senior Vice President/Senior 529 Plans    None
                                             Product Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Carolyn McIntyre                             Senior Vice President/Human Resources     None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Daniel J. Perullo                            Senior Vice President/Eastern Director,   None
                                             Institutional Sales
-------------------------------------------- ----------------------------------------- -----------------------------------------
Robert E. Powers                             Senior Vice President/Senior Domestic     None
                                             Sales Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
James L. Shields                             Senior Vice President/Chief Information   None
                                             Officer
-------------------------------------------- ----------------------------------------- -----------------------------------------
Trevor M. Blum                               Vice President/Senior Consulting          None
                                             Relationship Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Elisa C. Colkitt                             Vice President/Broker Dealer Operations   None
                                             & Service Support
-------------------------------------------- ----------------------------------------- -----------------------------------------
David F. Connor                              Vice President/Deputy General             Vice President/Deputy General
                                             Counsel/Assistant Secretary               Counsel/Assistant Secretary
-------------------------------------------- ----------------------------------------- -----------------------------------------
Joel A. Ettinger                             Vice President/Taxation                   Vice President/Taxation
-------------------------------------------- ----------------------------------------- -----------------------------------------
Susan T. Friestedt                           Vice President/Retirement Services        None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Edward M. Grant                              Vice President/Defined Contribution       None
                                             Sales Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Jeffrey M. Kellogg                           Vice President/Senior Product             None
                                             Manager/Communications Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Kevin S. Lee                                 Vice President/Assistant Controller       None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Brian L. Murray, Jr.                         Senior Vice President/Chief Compliance    Senior Vice President/Chief Compliance
                                             Officer                                   Officer
-------------------------------------------- ----------------------------------------- -----------------------------------------
David P. O'Connor                            Vice President/Associate General          Vice President/Associate General
                                             Counsel/Assistant Secretary               Counsel/Assistant Secretary
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS            POSITIONS & OFFICES WITH UNDERWRITER      POSITIONS & OFFICES WITH REGISTRANT
-------------------------------------------- ----------------------------------------- -----------------------------------------
Robinder Pal                                 Vice President/Senior Retail e-Business   None
                                             /Production Services Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Richard  Salus                               Vice President/Deputy Controller          None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Richard D. Seidel                            Vice President/Assistant Treasurer        None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Theresa L. Sabol                             Vice President/Defined Contribution       None
                                             Sales Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Michael T. Taggart                           Vice President/Facilities &               None
                                             Administrative Services
--------------------------------------------------------------------------------------------------------------------------------

                  (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

                  (b)(2) Information with respect to each officer or partner of LFD and the Registrant is provided below. Unless noted, the principal business address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

-------------------------------------------------------------------------------------------------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS           POSITIONS & OFFICE WITH LFD                POSITIONS & OFFICES WITH REGISTRANT
------------------------------------------- ------------------------------------------ ----------------------------------------
Westley V. Thompson                         President/Chief Executive Officer and      None
                                            Director
------------------------------------------- ------------------------------------------ ----------------------------------------
David M. Kittredge                          Senior Vice President and Director         None
------------------------------------------- ------------------------------------------ ----------------------------------------
Terrance Mullen                             Senior Vice President                      None
------------------------------------------- ------------------------------------------ ----------------------------------------
Donald Roberson                             Senior Vice President                      None
------------------------------------------- ------------------------------------------ ----------------------------------------
Margaret Skinner                            Senior Vice President                      None
------------------------------------------- ------------------------------------------ ----------------------------------------
Patrick J. Caulfield(1)                     Vice President/Chief Compliance Officer    None
------------------------------------------- ------------------------------------------ ----------------------------------------
Frederick J. Crawford(2)                    Vice President/Treasurer                   None
------------------------------------------- ------------------------------------------ ----------------------------------------
Daniel P. Hickey(2)                         Vice President                             None
------------------------------------------- ------------------------------------------ ----------------------------------------
Rochelle Krombolz                           Vice President                             None
------------------------------------------- ------------------------------------------ ----------------------------------------
William Lamoin                              Vice President                             None
------------------------------------------- ------------------------------------------ ----------------------------------------
Gregory Smith                               Vice President                             None
------------------------------------------- ------------------------------------------ ----------------------------------------
Michael S. Smith                            Vice President, Chief Financial Officer    None
                                            and Chief Administrative Officer
------------------------------------------- ------------------------------------------ ----------------------------------------
Joyce L. Byrer(3)                           Secretary                                  None
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) 350 Church Street, Hartford, CT 06103
(2) 1500 Market Street, Philadelphia, PA 19103.
(3) 1300 Clinton Street, Fort Wayne, IN 46802
--------------------------------------------------------------------------------

                  (c)      Not Applicable.

Item 27. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103.

Item 28. Management Services.  None.

Item 29. Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 20th day of December, 2004.

                                      DELAWARE GROUP INCOME FUNDS




                                      By      Jude T. Driscoll
                                        ------------------------------
                                              Jude T. Driscoll
                                                  Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         Signature                                               Title                                         Date
--------------------------------               --------------------------------------------              -----------------
Jude T. Driscoll                               President/Chief Executive Officer (Principal              December 20, 2004
--------------------------------               Executive Officer) and Trustee
Jude T. Driscoll

                               *               Trustee                                                   December 20, 2004
--------------------------------
Walter P. Babich

                               *               Trustee                                                   December 20, 2004
--------------------------------
John H. Durham

                               *               Trustee                                                   December 20, 2004
--------------------------------
John A. Fry

                               *               Trustee                                                   December 20, 2004
--------------------------------
Anthony D. Knerr

                               *               Trustee                                                   December 20, 2004
--------------------------------
Ann R. Leven

                               *               Trustee                                                   December 20, 2004
--------------------------------
Thomas F. Madison

                               *               Trustee                                                   December 20, 2004
--------------------------------
Janet L. Yeomans

                                               Executive Vice President/Chief Financial Officer          December 20, 2004
--------------------------------               (Principal Accounting Officer)
Joseph H. Hastings

                           * By: Jude T. Driscoll
                                -----------------------
                                Jude T. Driscoll
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A













             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.         Exhibit
-----------         -------

EX-99.E6            Bank Trust Agreement (August 2004)

EX-99.G1iv          Executed Schedule A (July 17, 2003) to the Custodian
                    Agreement between JPMorgan Chase and the Registrant

EX-99.G2ii          Executed Schedule A (July 17, 2003) to the Securities
                    Lending Agreement between JPMorgan Chase Bank and the
                    Registrant

EX-99.H2i           Executed Amendment No. 29 (December 1, 2004) to Delaware
                    Group of Funds Fund Accounting Agreement

EX-99.P1            Code of Ethics for the Delaware Investments' Family of Funds

EX-99.P2            Code of Ethics for Delaware Investments

EX-99.P3            Code of Ethics for Lincoln Financial Distributors, Inc.

EX-99.Q             Trustees' Power of Attorney